UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2024

Item 1.	Reports to Stockholders

Annual Shareholder Report | as of July 31, 2024

Fidelity® MSCI Communication Services Index ETF

Fidelity® MSCI Communication Services Index ETF: FCOM

Principal Listing Exchange: NYSEArca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Communication Services Index ETF	$9	0.08%

This Annual shareholder report contains important information about Fidelity® MSCI Communication Services Index ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, interactive media AND services – representing roughly half of the MSCI sector index – gained approximately 35% and contributed most to the fund's performance for the fiscal year. Integrated telecommunication services (+34%) and wireless telecommunication services (37%) stocks also helped. Other contributors included the publishing (32%), interactive home entertainment (+13%), application software (+11%) and movies & entertainment (+8%) subindustries.

•   Conversely, cable AND satellite returned approximately -10% and detracted most. Broadcasting (-4%) also hurt.

•   Turning to individual stocks, the top contributor was Meta Platforms (+49%), from the interactive media & services subindustry. From the same subindustry, Alphabet gained 30%. Another notable contributor was Netflix (+43%), a stock in the movies & entertainment subindustry. Lastly, AT&T (+41%) and Verizon Communications (+27%), within the integrated telecommunication services subindustry, also boosted the fund.

•   In contrast, the biggest detractor was Warner Bros Discovery (-34%), from the movies & entertainment subindustry. Within the same subindustry, Roku (-39%) and AMC Entertainment (-90%) also hurt, as did ZoomInfo Technologies (-56%), within interactive media & services. Lastly, Iridium Communications, within the alternative carriers subindustry, returned approximately -45%.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2014 through July 31, 2024.

Initial investment of $10,000.

	$23,751 Fidelity® MSCI Communication Services Index ETF	$24,032 MSCI USA IMI Communication Services 25/50 IndexFootnote ReferenceSM	$34,403 S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$10,257	$10,274	$11,121
2016	$12,550	$12,590	$11,745
2017	$13,126	$13,198	$13,629
2018	$12,451	$12,519	$15,843
2019	$15,107	$15,211	$17,108
2020	$16,829	$16,965	$19,153
2021	$24,539	$24,760	$26,134
2022	$16,672	$16,835	$24,921
2023	$19,413	$19,623	$28,165
2024	$23,751	$24,032	$34,403

AVERAGE ANNUAL TOTAL RETURNS:

	1 Year	5 Years	10 Years
Fidelity® MSCI Communication Services Index ETF - NAV	22.34%	9.47%	9.04%
Fidelity® MSCI Communication Services Index ETF - Market Price	22.30%	9.45%	9.04%
MSCI USA IMI Communication Services 25/50 IndexFootnote ReferenceSM	22.47%	9.58%	9.16%
S&P 500® Index	22.15%	15.00%	13.15%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Funds's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2024)

FUND STATISTICS
Total Net Assets	$1,169,770,065
Number of Holdings	106
Portfolio Turnover	21%
Total Advisory Fee	$783,666

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	99.2
Belgium -	0.6
Bermuda -	0.1
Canada -	0.1
Israel -	0.1

TOP HOLDINGS

(% of Fund's net assets)

Meta Platforms, Inc., Class A	22.5
Alphabet, Inc., Class A	12.0
Alphabet, Inc., Class C	9.2
Verizon Communications, Inc.	4.5
Comcast Corp., Class A	4.5
Netflix, Inc.	4.2
Walt Disney Co.	4.0
AT&T, Inc.	3.9
T-Mobile U.S., Inc.	3.1
Charter Communications, Inc., Class A	1.9
69.8

What did the Fund invest in?

(as of July 31, 2024)

TOP INDUSTRIES

(% of Fund's net assets)

Interactive Media & Services	48.8
Entertainment	19.8
Media	16.9
Diversified Telecommunication Services	11.0
Wireless Telecommunication Services	3.4
All Others	0.2

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913526.100   2574-TSRA-0924

Annual Shareholder Report | as of July 31, 2024

Fidelity® MSCI Consumer Discretionary Index ETF

Fidelity® MSCI Consumer Discretionary Index ETF: FDIS

Principal Listing Exchange: NYSEArca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Consumer Discretionary Index ETF	$8	0.08%

This Annual shareholder report contains important information about Fidelity® MSCI Consumer Discretionary Index ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, broadline retail gained 38% and contributed most to the fund's performance for the fiscal year. Homebuilding, which gained about 46%, also helped, as did apparel retail, which advanced approximately 35%. The hotels, resorts & cruise lines subindustry rose about 14%, while home improvement retail gained roughly 11%, and automotive retail advanced 24%.

•   Other contributors included the consumer electronics (+43%), education services (+23%), specialized consumer services (+21%), homefurnishing retail (+16%), home furnishings (+13%) and computer & electronics retail (+9%) subindustries.

•   In contrast, automobile manufacturers (-12%) notably detracted, as did footwear (-15%). The automotive parts & equipment subindustry returned -18%. Other detractors included leisure products (-12%) and other specialty retail (-4%).

•   Turning to individual stocks, the biggest contributor was Amazon.com (+40%), from the broadline retail subindustry, followed by Home Depot (+13%) from the home improvement retail group. In apparel retail, TJX (+33%) contributed. In hotels, resorts & cruise lines, The Booking Holdings (+26%) boosted the fund.

•   Conversely, the biggest detractor was Tesla (-13%), from the automobile manufacturers subindustry. Another notable detractor was Nike (-31%), a stock in the footwear subindustry. Starbucks (-21%) and Mcdonalds (-7%), from the restaurants subindustry, also hurt.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2014 through July 31, 2024.

Initial investment of $10,000.

	$34,954 Fidelity® MSCI Consumer Discretionary Index ETF	$35,071 Fidelity MSCI Consumer Discretionary Index ETF Capped Linked IndexFootnote ReferenceSM	$34,403 S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$12,196	$12,218	$11,121
2016	$12,347	$12,382	$11,745
2017	$14,128	$14,183	$13,629
2018	$17,145	$17,230	$15,843
2019	$18,543	$18,643	$17,108
2020	$23,227	$23,342	$19,153
2021	$33,203	$33,217	$26,134
2022	$28,591	$28,634	$24,921
2023	$31,463	$31,539	$28,165
2024	$34,954	$35,071	$34,403

AVERAGE ANNUAL TOTAL RETURNS:

	1 Year	5 Years	10 Years
Fidelity® MSCI Consumer Discretionary Index ETF - NAV	11.10%	13.52%	13.33%
Fidelity® MSCI Consumer Discretionary Index ETF - Market Price	10.98%	13.49%	13.31%
Fidelity MSCI Consumer Discretionary Index ETF Capped Linked IndexFootnote ReferenceSM	11.20%	13.47%	13.37%
S&P 500® Index	22.15%	15.00%	13.15%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Funds's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2024)

FUND STATISTICS
Total Net Assets	$1,666,449,545
Number of Holdings	271
Portfolio Turnover	8%
Total Advisory Fee	$1,115,813

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	96.9
Brazil -	1.4
United Kingdom -	0.5
Switzerland -	0.5
Bermuda -	0.3
Sweden -	0.2
Bahamas -	0.1
Ireland -	0.1

TOP HOLDINGS

(% of Fund's net assets)

Amazon.com, Inc.	22.0
Tesla, Inc.	12.0
Home Depot, Inc.	6.7
McDonald's Corp.	3.5
Lowe's Cos., Inc.	2.6
Booking Holdings, Inc.	2.4
TJX Cos., Inc.	2.4
NIKE, Inc., Class B	1.7
Starbucks Corp.	1.6
MercadoLibre, Inc.	1.4
56.3

What did the Fund invest in?

(as of July 31, 2024)

TOP INDUSTRIES

(% of Fund's net assets)

Broadline Retail	24.7
Specialty Retail	21.8
Hotels, Restaurants & Leisure	21.3
Automobiles	14.6
Household Durables	6.7
Textiles, Apparel & Luxury Goods	4.6
Automobile Components	2.3
Diversified Consumer Services	1.8
Leisure Products	1.1
Distributors	0.9
All Others	0.2

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913518.100   2566-TSRA-0924

Annual Shareholder Report | as of July 31, 2024

Fidelity® MSCI Consumer Staples Index ETF

Fidelity® MSCI Consumer Staples Index ETF: FSTA

Principal Listing Exchange: NYSEArca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Consumer Staples Index ETF	$8	0.08%

This Annual shareholder report contains important information about Fidelity® MSCI Consumer Staples Index ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. equities gained for the year, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, consumer staples merchandise retail gained 30% and contributed most to the fund's performance for the fiscal year. Tobacco stocks also helped, gaining approximately 20%. The household products subindustry rose about 9%.

•   Conversely, personal care products returned -23% and detracted most. Packaged foods & meats (-4%) and agricultural products & services (-18%) also hurt. Other detractors included the distillers & vintners (-19%), drug retail (-58%) and brewers (-23%) subindustries.

•   Turning to individual stocks, the top contributor was Costco Wholesale (+51%), from the consumer staples merchandise retail subindustry. Within the same subindustry, Walmart (+31%) helped. In tobacco, Philip Morris Intl gained 22% and lifted the fund.

•   In contrast, the biggest detractor was Estee Lauder (-44%), from the personal care products subindustry. Walgreens Boots Alliance (-58%), from the drug retail subindustry, hindered the fund. In soft drinks & non-alcoholic beverages, PepsiCo returned -5% and hurt the fund's performance.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2014 through July 31, 2024.

Initial investment of $10,000.

	$23,977 Fidelity® MSCI Consumer Staples Index ETF	$24,283 Fidelity MSCI Consumer Staples Index ETF Capped Linked IndexFootnote ReferenceSM	$34,403 S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$11,901	$11,919	$11,121
2016	$13,230	$13,278	$11,745
2017	$13,736	$13,800	$13,629
2018	$13,728	$13,813	$15,843
2019	$15,534	$15,642	$17,108
2020	$16,737	$16,885	$19,153
2021	$19,931	$20,129	$26,134
2022	$21,086	$21,314	$24,921
2023	$22,392	$22,657	$28,165
2024	$23,977	$24,283	$34,403

AVERAGE ANNUAL TOTAL RETURNS:

	1 Year	5 Years	10 Years
Fidelity® MSCI Consumer Staples Index ETF - NAV	7.08%	9.07%	9.14%
Fidelity® MSCI Consumer Staples Index ETF - Market Price	7.09%	9.05%	9.13%
Fidelity MSCI Consumer Staples Index ETF Capped Linked IndexFootnote ReferenceSM	7.18%	9.20%	9.28%
S&P 500® Index	22.15%	15.00%	13.15%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Funds's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2024)

FUND STATISTICS
Total Net Assets	$1,100,890,566
Number of Holdings	104
Portfolio Turnover	8%
Total Advisory Fee	$907,485

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	99.9
Cayman Islands -	0.1

TOP HOLDINGS

(% of Fund's net assets)

Procter & Gamble Co.	11.4
Costco Wholesale Corp.	10.9
Walmart, Inc.	8.7
Coca-Cola Co.	7.7
PepsiCo, Inc.	6.6
Philip Morris International, Inc.	4.9
Mondelez International, Inc., Class A	3.3
Altria Group, Inc.	3.1
Colgate-Palmolive Co.	2.8
Target Corp.	2.5
61.9

What did the Fund invest in?

(as of July 31, 2024)

TOP INDUSTRIES

(% of Fund's net assets)

Consumer Staples Distribution & Retail	31.2
Beverages	20.6
Household Products	18.4
Food Products	17.0
Tobacco	8.4
Personal Care Products	3.8
All Others	0.2

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.4
Short-Term Investments and Net Other Assets (Liabilities) -	0.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913519.100   2567-TSRA-0924

Annual Shareholder Report | as of July 31, 2024

Fidelity® MSCI Energy Index ETF

Fidelity® MSCI Energy Index ETF: FENY

Principal Listing Exchange: NYSEArca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Energy Index ETF	$8	0.08%

This Annual shareholder report contains important information about Fidelity® MSCI Energy Index ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, integrated oil & gas gained approximately 9% and contributed most to the fund's performance for the fiscal year. Oil & gas storage & transportation stocks also helped, gaining approximately 29%. The oil & gas refining & marketing subindustry rose 28%.

•   Other contributors included the oil & gas exploration & production (+4%) and the coal & consumable fuels (+15%) subindustries.

•   Conversely, oil & gas drilling returned approximately -15% and detracted most from a subindustry perspective.

•   Turning to individual stocks, the biggest contributor was Exxon Mobil (+14%), from the integrated oil & gas subindustry. Marathon Petroleum (+36%), Phillips 66 (+35%) and Valero Energy (+29%), within the oil & gas refining & marketing subindustry, also notably helped. Lastly, in oil & gas storage & transportation, Williams Companies gained 31% and also boosted the fund.

•   In contrast, the biggest individual detractor was Schlumberger (-16%), from the oil & gas equipment & services subindustry. From the same subindustry, Halliburton returned approximately -10% and hurt the fund. Lastly, ConocoPhillips (-3%), EQT (-17%) and Devon Energy (-9%), within the oil & gas exploration & production subindustry, also detracted.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2014 through July 31, 2024.

Initial investment of $10,000.

	$13,181 Fidelity® MSCI Energy Index ETF	$13,292 Fidelity MSCI Energy Index ETF Capped Linked IndexFootnote ReferenceSM	$34,403 S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$7,207	$7,205	$11,121
2016	$7,149	$7,161	$11,745
2017	$7,084	$7,104	$13,629
2018	$8,537	$8,572	$15,843
2019	$6,880	$6,910	$17,108
2020	$4,177	$4,194	$19,153
2021	$6,215	$6,248	$26,134
2022	$10,298	$10,366	$24,921
2023	$11,956	$12,046	$28,165
2024	$13,181	$13,292	$34,403

AVERAGE ANNUAL TOTAL RETURNS:

	1 Year	5 Years	10 Years
Fidelity® MSCI Energy Index ETF - NAV	10.25%	13.89%	2.80%
Fidelity® MSCI Energy Index ETF - Market Price	10.21%	13.86%	2.79%
Fidelity MSCI Energy Index ETF Capped Linked IndexFootnote ReferenceSM	10.34%	13.98%	2.89%
S&P 500® Index	22.15%	15.00%	13.15%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Funds's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2024)

FUND STATISTICS
Total Net Assets	$1,879,943,146
Number of Holdings	111
Portfolio Turnover	11%
Total Advisory Fee	$1,403,141

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	98.6
United Kingdom -	0.7
Ireland -	0.4
Switzerland -	0.2

TOP HOLDINGS

(% of Fund's net assets)

Exxon Mobil Corp.	22.5
Chevron Corp.	13.9
ConocoPhillips	6.4
EOG Resources, Inc.	3.6
Schlumberger NV	3.4
Marathon Petroleum Corp.	3.3
Phillips 66	3.1
Valero Energy Corp.	2.7
Williams Cos., Inc.	2.6
ONEOK, Inc.	2.4
63.9

What did the Fund invest in?

(as of July 31, 2024)

TOP INDUSTRIES

(% of Fund's net assets)

Oil, Gas & Consumable Fuels	87.8
Energy Equipment & Services	12.0
All Others	0.2

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913520.100   2568-TSRA-0924

Annual Shareholder Report | as of July 31, 2024

Fidelity® MSCI Financials Index ETF

Fidelity® MSCI Financials Index ETF: FNCL

Principal Listing Exchange: NYSEArca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Financials Index ETF	$9	0.08%

This Annual shareholder report contains important information about Fidelity® MSCI Financials Index ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, diversified banks (+35%) contributed most to the fund's performance for the fiscal year. Property & casualty insurance providers (+39%) also helped, as did asset management & custody banks (+35%). Additional performance standouts for the fund included the transaction & payment processing services industry (+12%), as well as multi-sector holdings (+24%) and regional banks (+26%).

•   Conversely, the diversified capital markets category returned -52% and detracted most. Holdings among the distributors industry (-17%) also hurt.

•   Turning to individual stocks, the biggest contributor was diversified bank JPMorgan Chase (+38%). Within the same industry, Bank of America (+30%) boosted the fund’s result as well. In terms of multi-sector holdings, Berkshire Hathaway (+25%) was another plus, as was transaction & payment processing services company MasterCard (+18%).

 •   In contrast, the biggest individual detractor was transaction & payment processing services firm PayPal Holdings (-13%). In that same industry, Block returned -23% and further weighed on the fund's performance. Among regional banks, New York Community Bancorp (-74%) hindered the fund’s return as well. Lastly, in the consumer finance industry, the fund’s exposure to Sofi Technologies (-34%) and Upstart Holdings (-59%) also were detrimental to performance.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2014 through July 31, 2024.

Initial investment of $10,000.

	$28,950 Fidelity® MSCI Financials Index ETF	$29,244 Fidelity MSCI Financials Index ETF Capped Linked IndexFootnote ReferenceSM	$34,403 S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$11,410	$11,426	$11,121
2016	$11,240	$11,265	$11,745
2017	$14,757	$14,816	$13,629
2018	$16,709	$16,790	$15,843
2019	$17,177	$17,272	$17,108
2020	$14,639	$14,740	$19,153
2021	$22,858	$23,031	$26,134
2022	$21,461	$21,641	$24,921
2023	$22,844	$23,054	$28,165
2024	$28,950	$29,244	$34,403

AVERAGE ANNUAL TOTAL RETURNS:

	1 Year	5 Years	10 Years
Fidelity® MSCI Financials Index ETF - NAV	26.73%	11.00%	11.22%
Fidelity® MSCI Financials Index ETF - Market Price	26.60%	11.00%	11.19%
Fidelity MSCI Financials Index ETF Capped Linked IndexFootnote ReferenceSM	26.85%	11.11%	11.33%
S&P 500® Index	22.15%	15.00%	13.15%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Funds's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2024)

FUND STATISTICS
Total Net Assets	$1,709,627,047
Number of Holdings	399
Portfolio Turnover	3%
Total Advisory Fee	$1,251,442

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	98.7
Bermuda -	0.6
Ireland -	0.4
Puerto Rico -	0.2
United Kingdom -	0.1
Kazakhstan -	0.0

TOP HOLDINGS

(% of Fund's net assets)

JPMorgan Chase & Co.	8.6
Berkshire Hathaway, Inc., Class B	8.1
Visa, Inc., Class A	5.9
Mastercard, Inc., Class A	5.5
Bank of America Corp.	4.0
Wells Fargo & Co.	3.0
Goldman Sachs Group, Inc.	2.3
S&P Global, Inc.	2.2
American Express Co.	2.1
BlackRock, Inc.	1.8
43.5

What did the Fund invest in?

(as of July 31, 2024)

TOP INDUSTRIES

(% of Fund's net assets)

Banks	27.7
Financial Services	26.2
Capital Markets	23.4
Insurance	17.2
Consumer Finance	4.5
Mortgage Real Estate Investment Trusts (reits)	0.7
All Others	0.3

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913521.100   2569-TSRA-0924

Annual Shareholder Report | as of July 31, 2024

Fidelity® MSCI Health Care Index ETF

Fidelity® MSCI Health Care Index ETF: FHLC

Principal Listing Exchange: NYSEArca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Health Care Index ETF	$9	0.08%

This Annual shareholder report contains important information about Fidelity® MSCI Health Care Index ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, the biotechnology industry gained 26% and contributed most to the fund's performance for the fiscal year. Pharmaceuticals stocks (+16%) also helped. Managed health care rose 12%, life sciences tools & services gained about 11%, and health care distributors advanced approximately 32%. Another contributor was the health care facilities (+36%) subindustry.

•   Conversely, health care supplies (-19%) detracted most. Health care technology (-20%) and environmental & facilities services (0%) also hurt.

•   Turning to individual stocks, the biggest contributor was Eli Lilly (+78%), from the pharmaceuticals subindustry. AbbVie (+29%) and Amgen (+46%), from the biotechnology subindustry, also boosted the fund. UnitedHealth Group (+16%), from the managed health care subindustry, contributed. Lastly, in health care equipment, Intuitive Surgical (+37%) also boosted the fund.

•   In contrast, notable detractors were pharmaceuticals firms Bristol-Myers Squibb (-20%) and Pfizer (-10%). In health care equipment, Dexcom (-46%) hindered the fund. CVS Health (-16%), a stock in the health care services subindustry, also detracted, as did managed health care firm Humana (-20%).

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2014 through July 31, 2024.

Initial investment of $10,000.

	$28,396 Fidelity® MSCI Health Care Index ETF	$28,669 Fidelity MSCI Health Care Index ETF Capped Linked IndexFootnote ReferenceSM	$34,403 S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$13,038	$13,062	$11,121
2016	$12,685	$12,716	$11,745
2017	$13,862	$13,909	$13,629
2018	$15,988	$16,062	$15,843
2019	$16,602	$16,693	$17,108
2020	$19,871	$19,998	$19,153
2021	$25,417	$25,603	$26,134
2022	$24,574	$24,771	$24,921
2023	$25,226	$25,447	$28,165
2024	$28,396	$28,669	$34,403

AVERAGE ANNUAL TOTAL RETURNS:

	1 Year	5 Years	10 Years
Fidelity® MSCI Health Care Index ETF - NAV	12.57%	11.33%	11.00%
Fidelity® MSCI Health Care Index ETF - Market Price	12.53%	11.31%	10.98%
Fidelity MSCI Health Care Index ETF Capped Linked IndexFootnote ReferenceSM	12.66%	11.42%	11.11%
S&P 500® Index	22.15%	15.00%	13.15%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Funds's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2024)

FUND STATISTICS
Total Net Assets	$3,054,716,194
Number of Holdings	366
Portfolio Turnover	5%
Total Advisory Fee	$2,532,346

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	99.0
Ireland -	0.7
Canada -	0.1
Switzerland -	0.1
United Kingdom -	0.1
Netherlands -	0.0
Costa Rica -	0.0
Cayman Islands -	0.0
Jersey -	0.0

TOP HOLDINGS

(% of Fund's net assets)

Eli Lilly & Co.	10.3
UnitedHealth Group, Inc.	8.4
Johnson & Johnson	6.0
AbbVie, Inc.	5.2
Merck & Co., Inc.	4.5
Thermo Fisher Scientific, Inc.	3.7
Danaher Corp.	3.1
Abbott Laboratories	2.9
Amgen, Inc.	2.8
Pfizer, Inc.	2.7
49.6

What did the Fund invest in?

(as of July 31, 2024)

TOP INDUSTRIES

(% of Fund's net assets)

Pharmaceuticals	28.0
Health Care Providers & Services	21.1
Biotechnology	19.9
Health Care Equipment & Supplies	18.7
Life Sciences Tools & Services	11.3
Health Care Technology	0.7
All Others	0.3

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913522.100   2570-TSRA-0924

Annual Shareholder Report | as of July 31, 2024

Fidelity® MSCI Industrials Index ETF

Fidelity® MSCI Industrials Index ETF: FIDU

Principal Listing Exchange: NYSEArca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Industrials Index ETF	$9	0.08%

This Annual shareholder report contains important information about Fidelity® MSCI Industrials Index ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, aerospace & defense gained 32% and contributed most to the fund's performance versus the benchmark for the fiscal year. Building products, which gained 31%, also helped, as did trading companies & distributors, which advanced 36%.

•   Conversely, air freight & logistics returned about -13% and detracted most. Agricultural & farm machinery (-12%) and human resource & employment services (-2%) also hurt.

•   Turning to individual stocks, the top contributor was General Electric (+88%), from the aerospace & defense subindustry. Within the same subindustry, Raytheon Technologies (+37%) helped. Caterpillar (+33%), a stock in the construction machinery & heavy transportation equipment subindustry, helped.

•   In contrast, the biggest detractor was United Parcel Service (-27%), from the air freight & logistics subindustry. In aerospace & defense, Boeing returned -20% and hurt the fund. Another notable detractor was Deere & (-12%), a stock in the agricultural & farm machinery subindustry.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2014 through July 31, 2024.

Initial investment of $10,000.

	$30,289 Fidelity® MSCI Industrials Index ETF	$30,587 Fidelity MSCI Industrials Index ETF Capped Linked IndexFootnote ReferenceSM	$34,403 S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$10,615	$10,625	$11,121
2016	$11,617	$11,644	$11,745
2017	$13,718	$13,762	$13,629
2018	$15,786	$15,855	$15,843
2019	$16,296	$16,378	$17,108
2020	$15,589	$15,683	$19,153
2021	$22,943	$23,104	$26,134
2022	$21,313	$21,479	$24,921
2023	$25,398	$25,619	$28,165
2024	$30,289	$30,587	$34,403

AVERAGE ANNUAL TOTAL RETURNS:

	1 Year	5 Years	10 Years
Fidelity® MSCI Industrials Index ETF - NAV	19.26%	13.20%	11.72%
Fidelity® MSCI Industrials Index ETF - Market Price	19.21%	13.19%	11.72%
Fidelity MSCI Industrials Index ETF Capped Linked IndexFootnote ReferenceSM	19.40%	13.31%	11.83%
S&P 500® Index	22.15%	15.00%	13.15%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Funds's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2024)

FUND STATISTICS
Total Net Assets	$1,242,225,814
Number of Holdings	367
Portfolio Turnover	4%
Total Advisory Fee	$796,916

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	97.7
United Kingdom -	1.1
Canada -	0.9
Ireland -	0.3

TOP HOLDINGS

(% of Fund's net assets)

General Electric Co.	3.6
Caterpillar, Inc.	3.4
RTX Corp.	3.0
Union Pacific Corp.	2.9
Honeywell International, Inc.	2.6
Eaton Corp. PLC	2.4
Uber Technologies, Inc.	2.4
Lockheed Martin Corp.	2.3
Boeing Co.	2.2
Automatic Data Processing, Inc.	2.1
26.9

What did the Fund invest in?

(as of July 31, 2024)

TOP INDUSTRIES

(% of Fund's net assets)

Machinery	19.6
Aerospace & Defense	19.5
Ground Transportation	10.2
Professional Services	9.2
Electrical Equipment	8.6
Building Products	7.7
Commercial Services & Supplies	8.0
Trading Companies & Distributors	5.7
Air Freight & Logistics	4.0
Industrial Conglomerates	4.0
Construction & Engineering	2.9
All Others	0.2
Passenger Airlines	0.3
Marine Transportation	0.1

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913523.100   2571-TSRA-0924

Annual Shareholder Report | as of July 31, 2024

Fidelity® MSCI Information Technology Index ETF

Fidelity® MSCI Information Technology Index ETF: FTEC

Principal Listing Exchange: NYSEArca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Information Technology Index ETF	$9	0.08%

This Annual shareholder report contains important information about Fidelity® MSCI Information Technology Index ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, semiconductors gained approximately 64% and contributed most to the fund's performance for the fiscal year. Systems software, which gained roughly 24%, also helped, as did the application software subindustry (+12%).

•   The semiconductor materials & equipment segment gained about 24% the past year, and IT consulting & other services advanced 19%.

•   Conversely, internet services & infrastructure returned -7% and detracted most. Transaction & payment processing services (0%) and electrical components & equipment (0%) also hurt.

•   Turning to individual stocks, the top contributor was Nvidia (+149%), from the semiconductors subindustry. From the same subindustry, Broadcom (+83%) and Qualcomm (+40%) boosted the fund’s performance. Microsoft (+25%), a stock in the systems software subindustry, helped. Lastly, Apple (+14%), from the technology hardware, storage & peripherals subindustry, added value.

•   In contrast, the biggest detractor was Intel (-13%), from the semiconductors subindustry. Another notable detractor was SolarEdge Technologies (-88%), a stock in the semiconductor materials & equipment subindustry. In internet services & infrastructure, Snowflake (-26%) and MongoDB (-40%) hurt the fund's performance. Lastly, in systems software, Fortinet returned -25% and also hurt.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2014 through July 31, 2024.

Initial investment of $10,000.

	$64,014 Fidelity® MSCI Information Technology Index ETF	$64,542 Fidelity MSCI Information Technology Index ETF Capped Linked IndexFootnote ReferenceSM	$34,403 S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$11,298	$11,308	$11,121
2016	$12,247	$12,266	$11,745
2017	$15,779	$15,823	$13,629
2018	$20,186	$20,267	$15,843
2019	$23,403	$23,517	$17,108
2020	$32,059	$32,249	$19,153
2021	$45,067	$45,374	$26,134
2022	$40,826	$41,133	$24,921
2023	$50,567	$50,995	$28,165
2024	$64,014	$64,542	$34,403

AVERAGE ANNUAL TOTAL RETURNS:

	1 Year	5 Years	10 Years
Fidelity® MSCI Information Technology Index ETF - NAV	26.59%	22.29%	20.40%
Fidelity® MSCI Information Technology Index ETF - Market Price	26.71%	22.31%	20.40%
Fidelity MSCI Information Technology Index ETF Capped Linked IndexFootnote ReferenceSM	26.56%	22.37%	20.50%
S&P 500® Index	22.15%	15.00%	13.15%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Funds's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2024)

FUND STATISTICS
Total Net Assets	$11,471,168,304
Number of Holdings	293
Portfolio Turnover	10%
Total Advisory Fee	$7,253,609

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	98.9
China -	0.5
Singapore -	0.2
United Kingdom -	0.2
Israel -	0.1
Thailand -	0.1
Canada -	0.0

TOP HOLDINGS

(% of Fund's net assets)

Apple, Inc.	17.2
Microsoft Corp.	15.8
NVIDIA Corp.	14.3
Broadcom, Inc.	4.8
Salesforce, Inc.	1.7
Adobe, Inc.	1.7
Advanced Micro Devices, Inc.	1.6
Oracle Corp.	1.5
Accenture PLC, Class A	1.4
QUALCOMM, Inc.	1.4
61.4

What did the Fund invest in?

(as of July 31, 2024)

TOP INDUSTRIES

(% of Fund's net assets)

Software	34.7
Semiconductors & Semiconductor Equipment	33.4
Technology Hardware, Storage & Peripherals	19.0
It Services	5.1
Electronic Equipment, Instruments & Components	4.5
Communications Equipment	3.2
All Others	0.1

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913524.100   2572-TSRA-0924

Annual Shareholder Report | as of July 31, 2024

Fidelity® MSCI Materials Index ETF

Fidelity® MSCI Materials Index ETF: FMAT

Principal Listing Exchange: NYSEArca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Materials Index ETF	$8	0.08%

This Annual shareholder report contains important information about Fidelity® MSCI Materials Index ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, specialty chemicals – the MSCI index’s largest subindustry weighting, at about 26% of assets – gained 9% and contributed most to the fund's performance for the fiscal year. Industrial gases, which gained 10%, also helped, as did construction materials, which advanced 31%. The paper & plastic packaging products & materials subindustry rose roughly 22%, while steel gained about 14%, and gold advanced about 20%. Other contributors included the commodity chemicals (+4%), copper (+3%), and metal, glass & plastic containers (+4%) subindustries.

•   Conversely, fertilizers & agricultural chemicals returned approximately -9% and detracted most. Diversified metals & mining (-37%) and diversified chemicals (-24%) also hurt.

•   Turning to individual stocks, the top contributor was Linde (+18%), from the industrial gases subindustry. Sherwin Williams (+28%) and Ecolab (+27%), within specialty chemicals, also boosted the fund. In gold, Newmont gained 18%. Lastly, Martin Marietta Materials (+34%), from the construction materials subindustry, also contributed.

•   In contrast, the biggest detractor was Albemarle (-55%), from the specialty chemicals subindustry. Within the same subindustry, Arcadium Lithium (-53%) and PPG Industries (-10%) detracted. In industrial gases, Air Products & Chemicals returned -11%. Lastly, FMC (-37%), from the fertilizers & agricultural chemicals subindustry, also hurt the fund's performance.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2014 through July 31, 2024.

Initial investment of $10,000.

	$22,827 Fidelity® MSCI Materials Index ETF	$22,952 Fidelity MSCI Materials Index ETF Capped Linked IndexFootnote ReferenceSM	$34,403 S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$9,533	$9,533	$11,121
2016	$10,421	$10,433	$11,745
2017	$12,105	$12,130	$13,629
2018	$13,502	$13,524	$15,843
2019	$12,959	$12,998	$17,108
2020	$13,384	$13,438	$19,153
2021	$19,407	$19,461	$26,134
2022	$18,499	$18,566	$24,921
2023	$20,795	$20,890	$28,165
2024	$22,827	$22,952	$34,403

AVERAGE ANNUAL TOTAL RETURNS:

	1 Year	5 Years	10 Years
Fidelity® MSCI Materials Index ETF - NAV	9.77%	11.99%	8.60%
Fidelity® MSCI Materials Index ETF - Market Price	9.90%	11.99%	8.60%
Fidelity MSCI Materials Index ETF Capped Linked IndexFootnote ReferenceSM	9.87%	12.04%	8.66%
S&P 500® Index	22.15%	15.00%	13.15%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Funds's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2024)

FUND STATISTICS
Total Net Assets	$538,234,027
Number of Holdings	114
Portfolio Turnover	9%
Total Advisory Fee	$403,865

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	98.3
Jersey -	1.1
Jersey, Channel Islands -	0.2
Luxembourg -	0.2
United Kingdom -	0.1
Canada -	0.0

TOP HOLDINGS

(% of Fund's net assets)

Linde PLC	15.4
Sherwin-Williams Co.	6.0
Freeport-McMoRan, Inc.	4.6
Ecolab, Inc.	4.2
CRH PLC	4.2
Air Products & Chemicals, Inc.	4.1
Newmont Corp.	4.0
Nucor Corp.	2.8
Corteva, Inc.	2.8
Dow, Inc.	2.7
50.8

What did the Fund invest in?

(as of July 31, 2024)

TOP INDUSTRIES

(% of Fund's net assets)

Chemicals	56.4
Metals & Mining	20.1
Containers & Packaging	11.9
Construction Materials	10.7
Paper & Forest Products	0.7
All Others	0.1

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913525.100   2573-TSRA-0924

Annual Shareholder Report | as of July 31, 2024

Fidelity® MSCI Real Estate Index ETF

Fidelity® MSCI Real Estate Index ETF: FREL

Principal Listing Exchange: NYSEArca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Real Estate Index ETF	$8	0.08%

This Annual shareholder report contains important information about Fidelity® MSCI Real Estate Index ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, the retail real estate industry gained roughly 15% and contributed most to the fund's performance for the fiscal year. Stakes in health care real estate investment trusts, which rose 17%, also helped, as did telecom tower REITs (+14%). Additional standouts included the other specialized category (+23%), in addition to self-storage and multi-family residential firms, which increased 14% and 9%, respectively. Other key contributors included data center (+8%), real estate services (+9%), industrial (+5%), office (+19%), diversified (+4%) and hotel & resort (+3%) REITs.

•   Conversely, the timber category returned approximately -5% and notably detracted. Exposure to real estate operating companies (-20%) and real estate development (-8%) firms also hurt.

•   Turning to individual stocks, the biggest contributor was American Tower (+20%), within the telecom tower industry. Health care REIT Welltower (+39%) was another plus. Among other specialized real estate stocks, Iron Mountain gained 73% and further aided performance. In retail, Simon Property Group (+30%) boosted performance as well. Lastly, CBRE Group (+35%), a stock in the real estate services industry, also helped.

•   In contrast, the biggest detractor was Medical Properties Trust (-46%), from the health care industry. Stakes in real estate services REITs CoStar Group (-7%) and Opendoor Technologies (-55%) hindered the fund as well. A position in W.P. Carey (-7%), a stock in the diversified category, also hurt. Lastly, timber firm Weyerhaeuser (-4%) further pressured the fund's performance.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

February 2, 2015 through July 31, 2024.

Initial investment of $10,000.

	$16,102 Fidelity® MSCI Real Estate Index ETF	$16,251 Fidelity MSCI Real Estate Index ETF Capped Linked IndexFootnote ReferenceSM	$32,540 S&P 500® Index
2/2/2015	$10,000	$10,000	$10,000
2015	$9,451	$9,432	$10,518
2016	$11,272	$11,275	$11,109
2017	$11,101	$11,109	$12,891
2018	$11,604	$11,621	$14,985
2019	$13,134	$13,157	$16,181
2020	$12,442	$12,498	$18,116
2021	$16,869	$16,984	$24,719
2022	$16,151	$16,254	$23,572
2023	$14,560	$14,668	$26,640
2024	$16,102	$16,251	$32,540

AVERAGE ANNUAL TOTAL RETURNS:

	1 Year	5 Years	Since Inception 2/2/15
Fidelity® MSCI Real Estate Index ETF - NAV	10.59%	4.16%	5.14%
Fidelity® MSCI Real Estate Index ETF - Market Price	10.74%	4.16%	4.98%
Fidelity MSCI Real Estate Index ETF Capped Linked IndexFootnote ReferenceSM	10.79%	4.32%	5.25%
S&P 500® Index	22.15%	15.00%	13.23%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Funds's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2024)

FUND STATISTICS
Total Net Assets	$992,512,356
Number of Holdings	148
Portfolio Turnover	6%
Total Advisory Fee	$788,040

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	100.0

TOP HOLDINGS

(% of Fund's net assets)

Prologis, Inc.	8.1
American Tower Corp.	7.1
Equinix, Inc.	5.2
Welltower, Inc.	4.4
Simon Property Group, Inc.	3.5
Realty Income Corp.	3.4
Crown Castle, Inc.	3.3
Digital Realty Trust, Inc.	3.3
Public Storage	3.3
CBRE Group, Inc., Class A	2.4
44.0

What did the Fund invest in?

(as of July 31, 2024)

TOP INDUSTRIES

(% of Fund's net assets)

Specialized Reits	36.1
Retail Reits	13.2
Residential Reits	12.8
Industrial Reits	11.9
Health Care Reits	10.7
Real Estate Management & Development	7.4
Office Reits	3.2
Hotel & Resort Reits	2.5
Diversified Reits	2.0
All Others	0.2

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913529.100   2735-TSRA-0924

Annual Shareholder Report | as of July 31, 2024

Fidelity® MSCI Utilities Index ETF

Fidelity® MSCI Utilities Index ETF: FUTY

Principal Listing Exchange: NYSEArca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Utilities Index ETF	$9	0.08%

This Annual shareholder report contains important information about Fidelity® MSCI Utilities Index ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, electric utilities – representing roughly 62% of the MSCI index – gained 15% and contributed most to the fund's performance for the fiscal year. Multi-utilities stocks also helped, gaining approximately 8%. The independent power producers AND energy traders subindustry, representing only about 3% of the index, rose roughly 65%. Gas utilities (+6%) also contributed.

•   Conversely, renewable electricity returned approximately -24% and detracted most. Water utilities (-2%) also hurt.

•   Turning to individual stocks, the top contributor was Constellation Energy (+98%), from the electric utilities subindustry. From the same subindustry, Southern (+20%), Duke Energy (+22%) and NextEra Energy (+7%) also helped. Lastly, in independent power producers & energy traders, Vistra gained roughly 187% and further lifted the fund.

•   In contrast, the biggest detractor was Exelon (-8%), from the electric utilities subindustry. Within the same subindustry, Hawaiian Electric Industries (-55%) and Eversource Energy (-6%) also hurt. AES, within the independent power producers & energy traders subindustry, returned roughly -15%. Lastly, NextEra Energy Partners, the yield company subsidiary of NextEra Energy within the renewable electricity subindustry, returned -48%.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2014 through July 31, 2024.

Initial investment of $10,000.

	$24,271 Fidelity® MSCI Utilities Index ETF	$24,555 Fidelity MSCI Utilities Index ETF Capped Linked IndexFootnote ReferenceSM	$34,403 S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$10,913	$10,928	$11,121
2016	$13,485	$13,526	$11,745
2017	$14,378	$14,441	$13,629
2018	$14,928	$15,016	$15,843
2019	$17,306	$17,428	$17,108
2020	$17,848	$17,998	$19,153
2021	$20,072	$20,260	$26,134
2022	$23,102	$23,332	$24,921
2023	$21,571	$21,803	$28,165
2024	$24,271	$24,555	$34,403

AVERAGE ANNUAL TOTAL RETURNS:

	1 Year	5 Years	10 Years
Fidelity® MSCI Utilities Index ETF - NAV	12.51%	7.00%	9.27%
Fidelity® MSCI Utilities Index ETF - Market Price	12.41%	6.97%	9.26%
Fidelity MSCI Utilities Index ETF Capped Linked IndexFootnote ReferenceSM	12.62%	7.10%	9.40%
S&P 500® Index	22.15%	15.00%	13.15%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Funds's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2024)

FUND STATISTICS
Total Net Assets	$1,245,081,474
Number of Holdings	66
Portfolio Turnover	3%
Total Advisory Fee	$1,118,301

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	100.0

TOP HOLDINGS

(% of Fund's net assets)

NextEra Energy, Inc.	12.9
Southern Co.	7.5
Duke Energy Corp.	6.9
Constellation Energy Corp.	4.9
American Electric Power Co., Inc.	4.2
Sempra	4.2
Dominion Energy, Inc.	3.7
Public Service Enterprise Group, Inc.	3.3
Exelon Corp.	3.1
PG&E Corp.	3.0
53.7

What did the Fund invest in?

(as of July 31, 2024)

TOP INDUSTRIES

(% of Fund's net assets)

Electric Utilities	62.5
Multi-utilities	25.0
Independent Power And Renewable Electricity Producers	4.2
Water Utilities	4.1
Gas Utilities	4.0
All Others	0.2

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913527.100   2575-TSRA-0924

Item 2.	Code of Ethics

As of the end of the period, July 31, 2024, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2024 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity MSCI Communication Services Index ETF	$12,900	$—	$5,100	$400
Fidelity MSCI Consumer Discretionary Index ETF	$12,900	$—	$5,100	$400
Fidelity MSCI Consumer Staples Index ETF	$12,900	$—	$5,100	$400
Fidelity MSCI Energy Index ETF	$13,000	$—	$5,100	$400
Fidelity MSCI Financials Index ETF	$13,000	$—	$5,100	$400
Fidelity MSCI Health Care Index ETF	$13,000	$—	$5,100	$400
Fidelity MSCI Industrials Index ETF	$12,900	$—	$5,100	$400
Fidelity MSCI Information Technology Index ETF	$13,200	$—	$5,100	$400
Fidelity MSCI Materials Index ETF	$12,900	$—	$5,100	$400
Fidelity MSCI Real Estate Index ETF	$12,900	$—	$5,100	$400
Fidelity MSCI Utilities Index ETF	$13,000	$—	$5,100	$400

July 31, 2023 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity MSCI Communication Services Index ETF	$14,000	$—	$3,800	$400
Fidelity MSCI Consumer Discretionary Index ETF	$14,000	$—	$3,800	$400
Fidelity MSCI Consumer Staples Index ETF	$14,000	$—	$3,800	$400
Fidelity MSCI Energy Index ETF	$14,000	$—	$3,800	$400
Fidelity MSCI Financials Index ETF	$14,000	$—	$3,800	$400
Fidelity MSCI Health Care Index ETF	$14,100	$—	$3,800	$400
Fidelity MSCI Industrials Index ETF	$14,000	$—	$3,800	$400
Fidelity MSCI Information Technology Index ETF	$14,100	$—	$3,800	$400
Fidelity MSCI Materials Index ETF	$14,000	$—	$3,800	$400
Fidelity MSCI Real Estate Index ETF	$14,000	$—	$3,800	$400
Fidelity MSCI Utilities Index ETF	$14,100	$—	$3,800	$400

A	Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2024A	July 31, 2023A
Audit-Related Fees	$200,000	$80,000
Tax Fees	$—	$—
All Other Fees	$1,929,500	$—

A	Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*   *   *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2024A	July 31, 2023A
Deloitte Entities	$5,035,700	$3,370,400

A	Amounts may reflect rounding.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of July 31, 2024, the members of the Audit Committee were Donald Donahue, Thomas Bostick, Thomas Kennedy and Susan Tomasky.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® MSCI Communication Services Index ETF
Fidelity® MSCI Consumer Discretionary Index ETF
Fidelity® MSCI Consumer Staples Index ETF
Fidelity® MSCI Energy Index ETF
Fidelity® MSCI Financials Index ETF
Fidelity® MSCI Health Care Index ETF
Fidelity® MSCI Industrials Index ETF
Fidelity® MSCI Information Technology Index ETF
Fidelity® MSCI Materials Index ETF
Fidelity® MSCI Real Estate Index ETF
Fidelity® MSCI Utilities Index ETF
Annual Report
July 31, 2024

Contents
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)	4	Fidelity® MSCI Communication Services Index ETF
	7	Fidelity® MSCI Consumer Discretionary Index ETF
	12	Fidelity® MSCI Consumer Staples Index ETF
	15	Fidelity® MSCI Energy Index ETF
	18	Fidelity® MSCI Financials Index ETF
	24	Fidelity® MSCI Health Care Index ETF
	30	Fidelity® MSCI Industrials Index ETF
	36	Fidelity® MSCI Information Technology Index ETF
	41	Fidelity® MSCI Materials Index ETF
	44	Fidelity® MSCI Real Estate Index ETF
	48	Fidelity® MSCI Utilities Index ETF
	50	Financial Statements
	73	Notes to Financial Statements
	79	Report of Independent Registered Public Accounting Firm
	80	Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies	81
Item 9: Proxy Disclosures for Open-End Management Investment Companies	82
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies	83
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract	84
To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2024 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
2

Contents
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
3	Annual Report

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 11.0%
Alternative Carriers – 1.7%
Anterix, Inc. (a)	11,502	$463,070
Cogent Communications Holdings, Inc.	45,706	3,226,387
Globalstar, Inc. (a)	787,442	952,805
Iridium Communications, Inc.	113,188	3,248,496
Liberty Global Ltd. Class C (a)	178,123	3,582,053
Liberty Global Ltd. Class A (a)	169,372	3,301,060
Liberty Latin America Ltd. Class A (a)	36,033	377,626
Liberty Latin America Ltd. Class C (a)	134,270	1,423,262
Lumen Technologies, Inc. (a)	1,046,238	3,295,650
		19,870,409
Cable & Satellite – 0.2%
EchoStar Corp. Class A (a)	130,646	2,623,372
Integrated Telecommunication Services – 9.1%
AT&T, Inc.	2,385,289	45,916,813
ATN International, Inc.	11,179	331,681
Consolidated Communications Holdings, Inc. (a)	77,925	358,455
Frontier Communications Parent, Inc. (a)	193,046	5,656,248
IDT Corp. Class B	17,268	660,156
Shenandoah Telecommunications Co.	48,038	1,022,729
Verizon Communications, Inc.	1,298,228	52,604,198
		106,550,280
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		129,044,061
ENTERTAINMENT – 19.8%
Interactive Home Entertainment – 4.5%
Electronic Arts, Inc.	137,251	20,716,666
ROBLOX Corp. Class A (a)	405,459	16,834,657
Take-Two Interactive Software, Inc. (a)	102,834	15,479,602
		53,030,925
Movies & Entertainment – 15.3%
AMC Entertainment Holdings, Inc. Class A (a)	273,127	1,450,304
Atlanta Braves Holdings, Inc. Class C (a)	47,161	2,048,202
Atlanta Braves Holdings, Inc. Class A (a)	6,940	318,685
Cinemark Holdings, Inc. (a)	113,328	2,672,274
Endeavor Group Holdings, Inc. Class A	186,635	5,117,532
Eventbrite, Inc. Class A (a)	84,650	413,939
IMAX Corp. (a)	46,636	984,020

	Shares	Value

Liberty Media Corp.-Liberty Formula One Class C (a)	178,545	$14,438,934
Liberty Media Corp.-Liberty Live Class C (a)	49,412	1,928,056
Liberty Media Corp.-Liberty Live Class A (a)	21,191	800,384
Lions Gate Entertainment Corp. Class A (a)	56,273	516,024
Lions Gate Entertainment Corp. Class B (a)	133,551	1,100,460
Live Nation Entertainment, Inc. (a)	131,910	12,688,423
Madison Square Garden Entertainment Corp. (a)	40,468	1,598,081
Madison Square Garden Sports Corp. (a)	16,086	3,223,795
Marcus Corp.	24,327	306,277
Netflix, Inc. (a)	79,058	49,676,094
Roku, Inc. (a)	130,655	7,605,428
Sphere Entertainment Co. (a)	26,359	1,172,448
TKO Group Holdings, Inc.	76,728	8,390,207
Vivid Seats, Inc. Class A (a)	69,390	338,623
Walt Disney Co.	499,328	46,782,040
Warner Bros Discovery, Inc. (a)	1,767,613	15,289,853
		178,860,083
TOTAL ENTERTAINMENT		231,891,008
INTERACTIVE MEDIA & SERVICES – 48.8%
Interactive Media & Services – 48.8%
Alphabet, Inc. Class C	621,247	107,568,918
Alphabet, Inc. Class A	818,894	140,473,077
Angi, Inc. (a)	70,481	163,516
Bumble, Inc. Class A (a)	98,630	921,204
Cargurus, Inc. (a)	87,701	2,176,739
Cars.com, Inc. (a)	64,688	1,333,866
EverQuote, Inc. Class A (a)	25,219	657,964
fuboTV, Inc. (a)	308,878	450,962
IAC, Inc. (a)	80,247	4,237,844
Match Group, Inc. (a)	277,556	10,585,986
MediaAlpha, Inc. Class A (a)	33,713	494,570
Meta Platforms, Inc. Class A	553,513	262,824,578
Nextdoor Holdings, Inc. (a)	166,753	473,578
Pinterest, Inc. Class A (a)	376,024	12,013,967
QuinStreet, Inc. (a)	54,022	1,010,211
Rumble, Inc. (a)	60,397	381,709
Shutterstock, Inc.	25,782	1,140,080
Snap, Inc. Class A (a)	878,648	11,703,591
Taboola.com Ltd. (a)	168,382	584,285
TripAdvisor, Inc. (a)	110,170	1,942,297
Vimeo, Inc. (a)	156,079	627,438
Yelp, Inc. (a)	67,209	2,448,424
Ziff Davis, Inc. (a)	47,577	2,277,987

See accompanying notes which are an integral part of the financial statements.
Annual Report	4

Common Stocks – continued
	Shares	Value
INTERACTIVE MEDIA & SERVICES – continued
Interactive Media & Services – continued
ZipRecruiter, Inc. Class A (a)	75,468	$691,287
ZoomInfo Technologies, Inc. (a)	273,899	3,111,493
TOTAL INTERACTIVE MEDIA & SERVICES		570,295,571
MEDIA – 16.9%
Advertising – 4.6%
Advantage Solutions, Inc. (a)	116,284	466,299
Boston Omaha Corp. Class A (a)	25,104	369,029
Clear Channel Outdoor Holdings, Inc. (a)	250,591	415,981
Integral Ad Science Holding Corp. (a)	74,372	757,107
Interpublic Group of Cos., Inc.	390,683	12,568,272
Magnite, Inc. (a)	130,435	1,896,525
Omnicom Group, Inc.	147,701	14,480,606
PubMatic, Inc. Class A (a)	42,894	941,952
Stagwell, Inc. (a)	90,858	606,932
TechTarget, Inc. (a)	26,626	852,032
Thryv Holdings, Inc. (a)	34,993	681,664
Trade Desk, Inc. Class A (a)	211,472	19,007,103
		53,043,502
Broadcasting – 2.7%
AMC Networks, Inc. Class A (a)	28,841	321,000
Fox Corp. Class A	247,817	9,426,959
Fox Corp. Class B	146,389	5,186,562
Gray Television, Inc.	86,904	558,793
Nexstar Media Group, Inc.	34,619	6,397,245
Paramount Global Class B	550,914	6,291,438
Sinclair, Inc.	33,015	507,771
TEGNA, Inc.	182,378	2,905,281
		31,595,049
Cable & Satellite – 7.7%
Altice USA, Inc. Class A (a)	211,186	441,379
Cable One, Inc.	4,650	1,922,217
Charter Communications, Inc. Class A (a)	57,783	21,941,361
Comcast Corp. Class A	1,261,098	52,045,514
Liberty Broadband Corp. Class A (a)	17,017	1,126,865
Liberty Broadband Corp. Class C (a)	120,684	8,132,895
Liberty Media Corp.-Liberty SiriusXM Class C (a)	135,416	3,048,214

	Shares	Value

Liberty Media Corp.-Liberty SiriusXM Class A (a)	66,098	$1,495,137
		90,153,582
Publishing – 1.9%
John Wiley & Sons, Inc. Class A	44,978	2,147,699
New York Times Co. Class A	161,023	8,629,223
News Corp. Class A	389,448	10,740,976
Scholastic Corp.	25,898	811,384
		22,329,282
TOTAL MEDIA		197,121,415
WIRELESS TELECOMMUNICATION SERVICES – 3.4%
Wireless Telecommunication Services – 3.4%
GCI Liberty, Inc. Class A (a)(b)	40,953	1
Gogo, Inc. (a)	66,335	602,322
Telephone & Data Systems, Inc.	104,286	2,210,863
T-Mobile U.S., Inc.	197,261	35,956,735
U.S. Cellular Corp. (a)	16,255	873,706
TOTAL WIRELESS TELECOMMUNICATION SERVICES		39,643,627
TOTAL COMMON STOCKS (Cost $1,004,944,340)		1,167,995,682
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.21% (c) (Cost $2,580,000)	2,580,000	2,580,000
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $1,007,524,340)		1,170,575,682
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(805,617)
NET ASSETS – 100.0%		$1,169,770,065

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
5	Annual Report

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Communication Service Select Sector Index Contracts (United States)	15	September 2024	$1,694,438	$(43,494)	$(43,494)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,167,995,682	$1,167,995,681	$—	$1
Money Market Funds	2,580,000	2,580,000	—	—
Total Investments in Securities:	$1,170,575,682	$1,170,575,681	$—	$1
Derivative Instruments:
Liabilities
Futures Contracts	$(43,494)	$(43,494)	$—	$—
Total Liabilities	$(43,494)	$(43,494)	$—	$—
Total Derivative Instruments:	$(43,494)	$(43,494)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(43,494)
Total Equity Risk	0	(43,494)
Total Value of Derivatives	$0	$(43,494)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	6

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
AUTOMOBILE COMPONENTS – 2.3%
Automotive Parts & Equipment – 2.2%
Adient PLC (a)	46,448	$1,196,500
American Axle & Manufacturing Holdings, Inc. (a)	105,652	784,994
Aptiv PLC (a)	90,262	6,263,280
Autoliv, Inc.	27,683	2,799,859
BorgWarner, Inc.	83,864	2,961,238
Dana, Inc.	77,665	987,122
Dorman Products, Inc. (a)	13,746	1,393,432
Fox Factory Holding Corp. (a)	24,209	1,292,519
Garrett Motion, Inc. (a)	84,101	736,725
Gentex Corp.	84,721	2,631,434
Gentherm, Inc. (a)	20,349	1,122,858
Holley, Inc. (a)	62,495	246,230
LCI Industries	12,476	1,455,824
Lear Corp.	21,288	2,597,988
Luminar Technologies, Inc. (a)	331,774	550,745
Modine Manufacturing Co. (a)	20,534	2,416,030
Patrick Industries, Inc.	11,189	1,432,863
Phinia, Inc.	26,550	1,186,785
QuantumScape Corp. (a)	200,505	1,295,262
Standard Motor Products, Inc.	23,697	775,603
Stoneridge, Inc. (a)	33,117	556,697
Visteon Corp. (a)	13,009	1,503,060
XPEL, Inc. (a)	22,219	908,091
		37,095,139
Tires & Rubber – 0.1%
Goodyear Tire & Rubber Co. (a)	128,675	1,505,498
TOTAL AUTOMOBILE COMPONENTS		38,600,637
AUTOMOBILES – 14.6%
Automobile Manufacturers – 14.5%
Ford Motor Co.	1,217,211	13,170,223
General Motors Co.	399,240	17,694,317
Lucid Group, Inc. (a)	466,528	1,642,179
Rivian Automotive, Inc. Class A (a)	271,967	4,462,978
Tesla, Inc. (a)	863,712	200,441,644
Thor Industries, Inc.	20,639	2,190,623
Winnebago Industries, Inc.	17,576	1,098,852
		240,700,816
Motorcycle Manufacturers – 0.1%
Harley-Davidson, Inc.	53,891	2,020,912
TOTAL AUTOMOBILES		242,721,728
BROADLINE RETAIL – 24.7%
Broadline Retail – 24.7%
Amazon.com, Inc. (a)	1,964,437	367,310,430
Dillard's, Inc. Class A	2,276	907,191
eBay, Inc.	166,823	9,277,027
Etsy, Inc. (a)	44,022	2,867,593

	Shares	Value

Groupon, Inc. (a)	28,199	$375,611
Kohl's Corp.	53,994	1,169,510
Macy's, Inc.	109,155	1,886,198
MercadoLibre, Inc. (a)	13,975	23,322,877
Nordstrom, Inc.	54,779	1,250,605
Ollie's Bargain Outlet Holdings, Inc. (a)	25,780	2,517,159
TOTAL BROADLINE RETAIL		410,884,201
DISTRIBUTORS – 0.9%
Distributors – 0.9%
A-Mark Precious Metals, Inc.	1,620	62,273
Genuine Parts Co.	45,293	6,663,053
LKQ Corp.	91,839	3,811,318
Pool Corp.	12,913	4,829,979
TOTAL DISTRIBUTORS		15,366,623
DIVERSIFIED CONSUMER SERVICES – 1.8%
Education Services – 1.1%
Adtalem Global Education, Inc. (a)	20,425	1,601,524
Bright Horizons Family Solutions, Inc. (a)	21,001	2,525,370
Chegg, Inc. (a)	123,723	421,895
Coursera, Inc. (a)	105,420	980,406
Duolingo, Inc. (a)	12,299	2,114,690
Graham Holdings Co. Class B	1,700	1,317,245
Grand Canyon Education, Inc. (a)	12,660	1,974,327
Laureate Education, Inc.	73,334	1,136,677
Perdoceo Education Corp.	31,045	769,606
Strategic Education, Inc.	11,251	1,185,855
Stride, Inc. (a)	20,078	1,525,527
Udemy, Inc. (a)	80,199	741,039
Universal Technical Institute, Inc. (a)	50,372	954,046
		17,248,207
Specialized Consumer Services – 0.7%
ADT, Inc.	163,227	1,269,906
European Wax Center, Inc. Class A (a)	37,924	356,106
Frontdoor, Inc. (a)	38,610	1,523,551
H&R Block, Inc.	51,812	3,001,987
Mister Car Wash, Inc. (a)	105,650	802,940
OneSpaWorld Holdings Ltd. (a)	62,424	1,004,402
Service Corp. International	51,539	4,118,482
		12,077,374
TOTAL DIVERSIFIED CONSUMER SERVICES		29,325,581
HOTELS, RESTAURANTS & LEISURE – 21.3%
Casinos & Gaming – 2.2%
Accel Entertainment, Inc. (a)	65,444	798,417
Bally's Corp. (a)	29,149	502,237
Boyd Gaming Corp.	31,002	1,887,092

See accompanying notes which are an integral part of the financial statements.
7	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Casinos & Gaming – continued
Caesars Entertainment, Inc. (a)	79,639	$3,181,578
Churchill Downs, Inc.	23,750	3,409,550
DraftKings, Inc. Class A (a)	140,631	5,196,315
Everi Holdings, Inc. (a)	97,518	1,255,057
Golden Entertainment, Inc.	24,474	818,166
Las Vegas Sands Corp.	123,166	4,885,995
Light & Wonder, Inc. (a)	32,370	3,470,064
MGM Resorts International (a)	92,746	3,985,296
Monarch Casino & Resort, Inc.	12,233	957,599
Penn Entertainment, Inc. (a)	73,963	1,477,041
Red Rock Resorts, Inc. Class A	25,621	1,460,397
Wynn Resorts Ltd.	35,672	2,954,355
		36,239,159
Hotels, Resorts & Cruise Lines – 8.1%
Airbnb, Inc. Class A (a)	136,162	19,002,769
Booking Holdings, Inc.	10,860	40,345,009
Carnival Corp. (a)	335,666	5,592,196
Choice Hotels International, Inc.	14,113	1,798,702
Expedia Group, Inc. (a)	45,787	5,845,626
Hilton Grand Vacations, Inc. (a)	34,818	1,504,486
Hilton Worldwide Holdings, Inc.	81,093	17,408,234
Hyatt Hotels Corp. Class A	17,009	2,505,936
Lindblad Expeditions Holdings, Inc. (a)	44,920	386,761
Marriott International, Inc. Class A	79,947	18,171,953
Marriott Vacations Worldwide Corp.	15,691	1,327,145
Norwegian Cruise Line Holdings Ltd. (a)	159,645	2,942,257
Playa Hotels & Resorts NV (a)	91,416	774,751
Royal Caribbean Cruises Ltd. (a)	76,759	12,029,670
Sabre Corp. (a)	286,328	982,105
Soho House & Co., Inc. (a)	40,340	202,103
Target Hospitality Corp. (a)	40,882	382,656
Travel & Leisure Co.	33,257	1,532,815
Wyndham Hotels & Resorts, Inc.	31,925	2,417,361
		135,152,535
Leisure Facilities – 0.7%
Bowlero Corp. Class A	32,356	419,010
Dave & Buster's Entertainment, Inc. (a)	20,851	784,206
Life Time Group Holdings, Inc. (a)	51,287	1,065,231
Planet Fitness, Inc. Class A (a)	34,377	2,533,585
Six Flags Entertainment Corp.	55,203	2,629,319
United Parks & Resorts, Inc. (a)	21,743	1,144,769
Vail Resorts, Inc.	14,074	2,561,609
Xponential Fitness, Inc. Class A (a)	27,943	479,781
		11,617,510

	Shares	Value

Restaurants – 10.3%
Aramark	90,778	$3,110,962
BJ's Restaurants, Inc. (a)	21,396	675,686
Bloomin' Brands, Inc.	47,364	987,539
Brinker International, Inc. (a)	22,165	1,480,844
Cava Group, Inc. (a)	20,550	1,730,721
Cheesecake Factory, Inc.	28,875	1,122,949
Chipotle Mexican Grill, Inc. (a)	422,192	22,933,470
Chuy's Holdings, Inc. (a)	20,824	772,362
Cracker Barrel Old Country Store, Inc.	17,435	799,046
Darden Restaurants, Inc.	39,322	5,752,415
Denny's Corp. (a)	60,145	442,667
Dine Brands Global, Inc.	17,482	626,555
Domino's Pizza, Inc.	11,444	4,906,043
DoorDash, Inc. Class A (a)	89,427	9,901,358
Dutch Bros, Inc. Class A (a)	63,509	2,429,219
First Watch Restaurant Group, Inc. (a)	38,011	618,439
Jack in the Box, Inc.	16,103	957,162
Krispy Kreme, Inc.	71,303	757,951
Kura Sushi USA, Inc. Class A (a)	6,680	384,033
McDonald's Corp.	221,066	58,670,917
Papa John's International, Inc.	20,794	919,719
Portillo's, Inc. Class A (a)	69,494	719,958
RCI Hospitality Holdings, Inc.	10,107	500,094
Shake Shack, Inc. Class A (a)	16,644	1,458,347
Starbucks Corp.	348,214	27,143,281
Sweetgreen, Inc. Class A (a)	59,205	1,626,953
Texas Roadhouse, Inc.	23,194	4,049,904
Wendy's Co.	82,610	1,398,587
Wingstop, Inc.	10,167	3,801,238
Yum! Brands, Inc.	88,114	11,704,183
		172,382,602
TOTAL HOTELS, RESTAURANTS & LEISURE		355,391,806
HOUSEHOLD DURABLES – 6.7%
Consumer Electronics – 0.6%
Garmin Ltd.	49,411	8,461,634
Sonos, Inc. (a)	70,011	945,149
Vizio Holding Corp. Class A (a)	74,430	817,241
		10,224,024
Home Furnishings – 0.6%
Ethan Allen Interiors, Inc.	25,333	782,030
La-Z-Boy, Inc.	27,800	1,227,092
Leggett & Platt, Inc.	86,387	1,137,717
Mohawk Industries, Inc. (a)	20,763	3,344,296
Tempur Sealy International, Inc.	62,033	3,247,427
		9,738,562
Homebuilding – 5.1%
Beazer Homes USA, Inc. (a)	27,715	933,164

See accompanying notes which are an integral part of the financial statements.
Annual Report	8

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – continued
Cavco Industries, Inc. (a)	3,724	$1,544,045
Century Communities, Inc.	14,777	1,547,300
DR Horton, Inc.	95,952	17,264,643
Dream Finders Homes, Inc. Class A (a)	26,513	836,485
Green Brick Partners, Inc. (a)	18,954	1,386,485
Hovnanian Enterprises, Inc. Class A (a)	4,608	967,173
Installed Building Products, Inc.	9,767	2,640,509
KB Home	30,400	2,616,832
Legacy Housing Corp. (a)	13,217	376,420
Lennar Corp. Class A	78,002	13,800,894
LGI Homes, Inc. (a)	11,725	1,349,196
M/I Homes, Inc. (a)	12,413	2,070,861
Meritage Homes Corp.	13,762	2,791,897
NVR, Inc. (a)	1,028	8,848,489
PulteGroup, Inc.	69,577	9,184,164
Skyline Champion Corp. (a)	23,183	1,889,646
Taylor Morrison Home Corp. (a)	41,042	2,753,097
Toll Brothers, Inc.	35,265	5,032,668
TopBuild Corp. (a)	10,831	5,183,067
Tri Pointe Homes, Inc. (a)	42,171	1,908,238
		84,925,273
Household Appliances – 0.3%
Cricut, Inc. Class A	52,365	325,187
Helen of Troy Ltd. (a)	12,163	718,955
Whirlpool Corp.	22,367	2,280,763
Worthington Enterprises, Inc.	18,943	945,445
		4,270,350
Housewares & Specialties – 0.1%
Newell Brands, Inc.	190,124	1,633,165
TOTAL HOUSEHOLD DURABLES		110,791,374
LEISURE PRODUCTS – 1.1%
Leisure Products – 1.1%
Acushnet Holdings Corp.	18,038	1,309,198
Brunswick Corp.	27,015	2,200,372
Hasbro, Inc.	48,052	3,097,432
Johnson Outdoors, Inc. Class A	7,079	300,149
Malibu Boats, Inc. Class A (a)	21,692	825,164
Mattel, Inc. (a)	135,527	2,614,316
Peloton Interactive, Inc. Class A (a)	263,974	939,747
Polaris, Inc.	22,443	1,869,053
Smith & Wesson Brands, Inc.	47,184	780,895
Sturm Ruger & Co., Inc.	17,806	803,229
Topgolf Callaway Brands Corp. (a)	80,200	1,323,300
Vista Outdoor, Inc. (a)	32,057	1,302,476
YETI Holdings, Inc. (a)	39,531	1,634,607
TOTAL LEISURE PRODUCTS		18,999,938

	Shares	Value
SPECIALTY RETAIL – 21.8%
Apparel Retail – 4.6%
Abercrombie & Fitch Co. Class A (a)	20,073	$2,960,366
American Eagle Outfitters, Inc.	79,140	1,745,037
Boot Barn Holdings, Inc. (a)	13,703	1,829,076
Buckle, Inc.	23,359	1,008,875
Burlington Stores, Inc. (a)	22,125	5,759,580
Caleres, Inc.	25,292	975,260
Designer Brands, Inc. Class A	50,350	410,856
Foot Locker, Inc.	48,983	1,423,446
Gap, Inc.	92,334	2,168,002
Guess?, Inc.	29,177	701,707
Revolve Group, Inc. (a)	37,049	716,898
Ross Stores, Inc.	104,538	14,972,978
Shoe Carnival, Inc.	20,905	887,835
TJX Cos., Inc.	349,603	39,512,131
Urban Outfitters, Inc. (a)	31,220	1,437,681
Victoria's Secret & Co. (a)	47,113	836,256
		77,345,984
Automotive Retail – 4.2%
Advance Auto Parts, Inc.	25,471	1,613,078
America's Car-Mart, Inc. (a)	7,309	506,148
Arko Corp.	79,285	519,317
Asbury Automotive Group, Inc. (a)	7,677	2,066,802
AutoNation, Inc. (a)	11,301	2,155,327
AutoZone, Inc. (a)	5,600	17,548,664
Camping World Holdings, Inc. Class A	39,781	910,189
CarMax, Inc. (a)	54,503	4,602,233
Carvana Co. (a)	38,342	5,108,305
Group 1 Automotive, Inc.	5,761	2,106,913
Lithia Motors, Inc.	10,209	2,821,053
Monro, Inc.	29,305	903,180
Murphy USA, Inc.	7,088	3,578,873
O'Reilly Automotive, Inc. (a)	18,676	21,035,526
Penske Automotive Group, Inc.	9,472	1,649,170
Sonic Automotive, Inc. Class A	14,013	834,334
Valvoline, Inc. (a)	50,031	2,326,442
		70,285,554
Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.	65,469	5,664,378
GameStop Corp. Class A (a)	111,066	2,517,866
Upbound Group, Inc.	30,588	1,154,085
		9,336,329
Home Improvement Retail – 9.6%
Floor & Decor Holdings, Inc. Class A (a)	34,977	3,427,746
Home Depot, Inc.	303,727	111,820,132
Lowe's Cos., Inc.	179,642	44,103,908
		159,351,786
See accompanying notes which are an integral part of the financial statements.
9	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Homefurnishing Retail – 0.7%
Arhaus, Inc.	45,645	$693,347
Beyond, Inc. (a)	45,734	516,794
Haverty Furniture Cos., Inc.	16,065	470,223
RH (a)	6,322	1,833,886
Wayfair, Inc. Class A (a)	35,133	1,912,289
Williams-Sonoma, Inc.	41,688	6,448,300
		11,874,839
Other Specialty Retail – 2.1%
1-800-Flowers.com, Inc. Class A (a)	36,374	376,835
Academy Sports & Outdoors, Inc.	32,098	1,735,539
Bath & Body Works, Inc.	74,520	2,738,610
Chewy, Inc. Class A (a)	73,068	1,766,784
Dick's Sporting Goods, Inc.	20,631	4,463,517
Five Below, Inc. (a)	20,633	1,500,844
Leslie's, Inc. (a)	160,608	473,794
MarineMax, Inc. (a)	24,100	840,367
National Vision Holdings, Inc. (a)	57,548	832,144
ODP Corp. (a)	24,397	1,030,773
Petco Health & Wellness Co., Inc. (a)	111,260	384,960
Sally Beauty Holdings, Inc. (a)	81,473	932,866
Signet Jewelers Ltd.	18,754	1,577,774
Tractor Supply Co.	34,219	9,010,547
Ulta Beauty, Inc. (a)	15,832	5,776,938
Warby Parker, Inc. Class A (a)	56,907	937,258
Winmark Corp.	2,326	920,259
		35,299,809
TOTAL SPECIALTY RETAIL		363,494,301
TEXTILES, APPAREL & LUXURY GOODS – 4.6%
Apparel, Accessories & Luxury Goods – 2.0%
Capri Holdings Ltd. (a)	49,776	1,669,487
Carter's, Inc.	18,887	1,143,608
Columbia Sportswear Co.	17,012	1,389,880
Figs, Inc. Class A (a)	134,516	874,354
G-III Apparel Group Ltd. (a)	31,798	876,671
Hanesbrands, Inc. (a)	213,343	1,267,257
Kontoor Brands, Inc.	22,417	1,572,552

	Shares	Value

Levi Strauss & Co. Class A	52,422	$960,895
Lululemon Athletica, Inc. (a)	36,071	9,330,125
Movado Group, Inc.	18,293	473,789
Oxford Industries, Inc.	9,681	1,019,700
PVH Corp.	22,033	2,247,146
Ralph Lauren Corp.	14,913	2,618,574
Tapestry, Inc.	81,196	3,255,148
Under Armour, Inc. Class A (a)	135,180	942,204
Under Armour, Inc. Class C (a)	125,800	854,182
VF Corp.	142,451	2,415,969
		32,911,541
Footwear – 2.6%
Crocs, Inc. (a)	21,771	2,925,369
Deckers Outdoor Corp. (a)	8,251	7,612,620
NIKE, Inc. Class B	373,674	27,973,236
Skechers USA, Inc. Class A (a)	48,466	3,156,591
Steven Madden Ltd.	33,848	1,534,668
Wolverine World Wide, Inc.	66,869	994,342
		44,196,826
TOTAL TEXTILES, APPAREL & LUXURY GOODS		77,108,367
TOTAL COMMON STOCKS (Cost $1,447,403,660)		1,662,684,556
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.21% (b) (Cost $3,360,000)	3,360,000	3,360,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,450,763,660)		1,666,044,556
NET OTHER ASSETS (LIABILITIES) – 0.0%		404,989
NET ASSETS – 100.0%		$1,666,449,545

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Annual Report	10

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Discretionary Select Sector Index Contracts (United States)	16	September 2024	3,051,360	$ 67,882	$ 67,882
CME E-mini Russell 2000 Index Contracts (United States)	5	September 2024	568,250	21,097	21,097
Total Equity Index Contracts					$88,979
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,662,684,556	$1,662,684,556	$—	$—
Money Market Funds	3,360,000	3,360,000	—	—
Total Investments in Securities:	$1,666,044,556	$1,666,044,556	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$88,979	$88,979	$—	$—
Total Assets	$88,979	$88,979	$—	$—
Total Derivative Instruments:	$88,979	$88,979	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$88,979	$0
Total Equity Risk	88,979	0
Total Value of Derivatives	$88,979	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
11	Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks – 99.4%
	Shares	Value
BEVERAGES – 20.6%
Brewers – 0.6%
Boston Beer Co., Inc. Class A (a)	6,774	$1,898,142
Molson Coors Beverage Co. Class B	86,055	4,548,007
		6,446,149
Distillers & Vintners – 2.2%
Brown-Forman Corp. Class B	131,267	5,928,018
Constellation Brands, Inc. Class A	67,021	16,430,868
Duckhorn Portfolio, Inc. (a)	78,345	568,785
MGP Ingredients, Inc.	16,398	1,337,257
		24,264,928
Soft Drinks & Non-alcoholic Beverages – 17.8%
Celsius Holdings, Inc. (a)	66,557	3,116,864
Coca-Cola Co.	1,266,124	84,501,116
Coca-Cola Consolidated, Inc.	3,115	3,569,447
Keurig Dr. Pepper, Inc.	433,286	14,853,044
Monster Beverage Corp. (a)	297,102	15,285,898
National Beverage Corp.	27,869	1,359,728
PepsiCo, Inc.	421,628	72,802,507
Vita Coco Co., Inc. (a)	48,065	1,242,000
		196,730,604
TOTAL BEVERAGES		227,441,681
CONSUMER STAPLES DISTRIBUTION & RETAIL – 31.2%
Consumer Staples Merchandise Retail – 24.5%
BJ's Wholesale Club Holdings, Inc. (a)	62,677	5,513,069
Costco Wholesale Corp.	145,309	119,443,998
Dollar General Corp.	88,872	10,699,300
Dollar Tree, Inc. (a)	85,634	8,935,052
PriceSmart, Inc.	20,923	1,910,898
Target Corp.	179,467	26,993,631
Walmart, Inc.	1,402,219	96,248,312
		269,744,260
Drug Retail – 0.3%
Walgreens Boots Alliance, Inc.	328,811	3,902,987
Food Distributors – 2.9%
Andersons, Inc.	31,911	1,740,107
Chefs' Warehouse, Inc. (a)	37,164	1,545,651
Performance Food Group Co. (a)	73,696	5,085,024
SpartanNash Co.	52,222	1,102,929
Sysco Corp.	205,419	15,745,366
U.S. Foods Holding Corp. (a)	103,565	5,632,900
United Natural Foods, Inc. (a)	89,689	1,390,179
		32,242,156
Food Retail – 3.5%
Albertsons Cos., Inc. Class A	173,076	3,432,097
Casey's General Stores, Inc.	17,746	6,882,609
Grocery Outlet Holding Corp. (a)	75,698	1,480,653
Ingles Markets, Inc. Class A	17,141	1,389,278

	Shares	Value

Kroger Co.	277,242	$15,109,689
Maplebear, Inc. (a)	62,164	2,144,036
Sprouts Farmers Market, Inc. (a)	61,226	6,115,865
Weis Markets, Inc.	19,818	1,495,268
		38,049,495
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		343,938,898
FOOD PRODUCTS – 17.0%
Agricultural Products & Services – 2.7%
Archer-Daniels-Midland Co.	220,294	13,660,431
Bunge Global SA	66,233	6,969,699
Darling Ingredients, Inc. (a)	80,729	3,207,363
Fresh Del Monte Produce, Inc.	51,639	1,293,557
Ingredion, Inc.	32,330	4,020,882
		29,151,932
Packaged Foods & Meats – 14.3%
B&G Foods, Inc.	118,595	1,022,289
Beyond Meat, Inc. (a)	91,599	575,242
Calavo Growers, Inc.	25,384	603,885
Cal-Maine Foods, Inc.	31,378	2,245,723
Campbell Soup Co.	92,025	4,312,291
Conagra Brands, Inc.	208,686	6,327,360
Flowers Foods, Inc.	111,941	2,520,911
Freshpet, Inc. (a)	30,630	3,727,671
General Mills, Inc.	234,200	15,724,188
Hain Celestial Group, Inc. (a)	135,513	1,048,871
Hershey Co.	60,465	11,940,628
Hormel Foods Corp.	137,494	4,414,932
J&J Snack Foods Corp.	11,238	1,895,851
J.M. Smucker Co.	48,500	5,720,575
John B Sanfilippo & Son, Inc.	11,944	1,252,567
Kellanova	117,098	6,809,249
Kraft Heinz Co.	367,024	12,922,915
Lamb Weston Holdings, Inc.	64,380	3,864,088
Lancaster Colony Corp.	11,821	2,282,162
McCormick & Co., Inc.	106,665	8,214,272
Mission Produce, Inc. (a)	63,742	716,460
Mondelez International, Inc. Class A	532,848	36,420,161
Pilgrim's Pride Corp. (a)	47,953	1,977,102
Post Holdings, Inc. (a)	29,529	3,229,291
Seaboard Corp.	372	1,208,223
Seneca Foods Corp. Class A (a)	7,436	448,688
Simply Good Foods Co. (a)	59,138	2,005,961
Tootsie Roll Industries, Inc.	21,760	671,078
TreeHouse Foods, Inc. (a)	43,299	1,744,084
Tyson Foods, Inc. Class A	125,349	7,633,754
Utz Brands, Inc.	74,059	1,099,036
Vital Farms, Inc. (a)	40,732	1,486,311
Westrock Coffee Co. (a)	46,506	460,409

See accompanying notes which are an integral part of the financial statements.
Annual Report	12

Common Stocks – continued
	Shares	Value
FOOD PRODUCTS – continued
Packaged Foods & Meats – continued
WK Kellogg Co.	68,977	$1,213,995
		157,740,223
TOTAL FOOD PRODUCTS		186,892,155
HOUSEHOLD PRODUCTS – 18.4%
Household Products – 18.4%
Central Garden & Pet Co. Class A (a)	50,563	1,737,345
Central Garden & Pet Co. (a)	15,040	599,194
Church & Dwight Co., Inc.	101,891	9,986,337
Clorox Co.	53,274	7,028,439
Colgate-Palmolive Co.	312,959	31,042,403
Energizer Holdings, Inc.	54,718	1,684,767
Kimberly-Clark Corp.	134,824	18,207,981
Procter & Gamble Co.	782,810	125,844,536
Reynolds Consumer Products, Inc.	53,931	1,500,360
Spectrum Brands Holdings, Inc.	26,546	2,246,057
WD-40 Co.	9,326	2,439,775
TOTAL HOUSEHOLD PRODUCTS		202,317,194
PERSONAL CARE PRODUCTS – 3.8%
Personal Care Products – 3.8%
BellRing Brands, Inc. (a)	73,506	3,769,388
Coty, Inc. Class A (a)	234,803	2,336,290
Edgewell Personal Care Co.	39,837	1,559,619
elf Beauty, Inc. (a)	28,192	4,865,375
Estee Lauder Cos., Inc. Class A	94,323	9,395,514
Herbalife Ltd. (a)	116,090	1,425,585
Inter Parfums, Inc.	14,523	2,043,096
Kenvue, Inc.	764,859	14,142,243
Nu Skin Enterprises, Inc. Class A	74,552	836,474

	Shares	Value

Olaplex Holdings, Inc. (a)	197,630	$411,070
USANA Health Sciences, Inc. (a)	17,414	776,664
TOTAL PERSONAL CARE PRODUCTS		41,561,318
TOBACCO – 8.4%
Tobacco – 8.4%
Altria Group, Inc.	702,208	34,415,214
Philip Morris International, Inc.	469,466	54,063,704
Turning Point Brands, Inc.	26,568	1,002,145
Universal Corp.	25,888	1,382,937
Vector Group Ltd.	132,688	1,695,753
TOTAL TOBACCO		92,559,753
TOTAL COMMON STOCKS (Cost $969,548,372)		1,094,710,999
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.21% (b) (Cost $1,940,000)	1,940,000	1,940,000
TOTAL INVESTMENT IN SECURITIES – 99.6% (Cost $971,488,372)		1,096,650,999
NET OTHER ASSETS (LIABILITIES) – 0.4%		4,239,567
NET ASSETS – 100.0%		$1,100,890,566

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Staples Select Sector Index Contracts (United States)	72	September 2024	5,693,040	$ 9,923	$ 9,923
CME E-mini Russell 2000 Index Contracts (United States)	3	September 2024	340,950	10,403	10,403
Total Equity Index Contracts					$20,326
The notional amount of futures purchased as a percentage of Net Assets is 0.5%
See accompanying notes which are an integral part of the financial statements.
13	Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,094,710,999	$1,094,710,999	$—	$—
Money Market Funds	1,940,000	1,940,000	—	—
Total Investments in Securities:	$1,096,650,999	$1,096,650,999	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$20,326	$20,326	$—	$—
Total Assets	$20,326	$20,326	$—	$—
Total Derivative Instruments:	$20,326	$20,326	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$20,326	$0
Total Equity Risk	20,326	0
Total Value of Derivatives	$20,326	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	14

Fidelity® MSCI Energy Index ETF
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 12.0%
Oil & Gas Drilling – 1.5%
Diamond Offshore Drilling, Inc. (a)	126,025	$2,069,330
Helmerich & Payne, Inc.	103,041	4,164,917
Nabors Industries Ltd. (a)	14,537	1,494,840
Noble Corp. PLC	115,171	5,438,375
Patterson-UTI Energy, Inc.	378,846	4,163,517
Transocean Ltd. (a)	757,877	4,388,108
Valaris Ltd. (a)	65,940	5,182,225
		26,901,312
Oil & Gas Equipment & Services – 10.5%
Archrock, Inc.	159,219	3,300,610
Atlas Energy Solutions, Inc.	55,409	1,176,887
Baker Hughes Co.	930,483	36,028,302
Bristow Group, Inc. (a)	19,607	744,086
Cactus, Inc. Class A	69,518	4,387,976
ChampionX Corp.	188,955	6,473,598
Core Laboratories, Inc.	69,064	1,691,377
Dril-Quip, Inc. (a)	55,899	968,171
Expro Group Holdings NV (a)	107,068	2,486,119
Halliburton Co.	827,316	28,691,319
Helix Energy Solutions Group, Inc. (a)	174,363	2,057,483
Kodiak Gas Services, Inc.	42,030	1,212,566
Liberty Energy, Inc.	164,750	3,978,712
Newpark Resources, Inc. (a)	136,333	1,126,111
NOV, Inc.	385,926	8,034,979
Oceaneering International, Inc. (a)	112,506	3,377,430
ProPetro Holding Corp. (a)	133,960	1,284,676
RPC, Inc.	147,477	1,101,653
Schlumberger NV	1,311,906	63,351,941
Select Water Solutions, Inc.	130,198	1,538,940
TechnipFMC PLC	418,052	12,332,534
TETRA Technologies, Inc. (a)	236,185	880,970
Tidewater, Inc. (a)	16,136	1,596,819
U.S. Silica Holdings, Inc. (a)	103,330	1,600,582
Weatherford International PLC (a)	70,086	8,260,336
		197,684,177
TOTAL ENERGY EQUIPMENT & SERVICES		224,585,489
OIL, GAS & CONSUMABLE FUELS – 87.8%
Coal & Consumable Fuels – 0.5%
Centrus Energy Corp. Class A (a)	23,001	1,004,914
CONSOL Energy, Inc. (a)	32,107	3,204,599
Peabody Energy Corp.	132,438	2,941,448
Uranium Energy Corp. (a)	436,088	2,586,002
		9,736,963
Integrated Oil & Gas – 38.4%
Chevron Corp.	1,626,481	261,001,406
Exxon Mobil Corp.	3,574,585	423,910,036

	Shares	Value

Occidental Petroleum Corp.	615,939	$37,461,410
		722,372,852
Oil & Gas Exploration & Production – 26.3%
Antero Resources Corp. (a)	278,469	8,081,170
APA Corp.	355,233	11,079,717
Berry Corp.	138,603	950,817
California Resources Corp.	60,596	3,117,058
Chesapeake Energy Corp.	107,262	8,187,308
Chord Energy Corp.	60,980	10,467,827
Civitas Resources, Inc.	66,988	4,673,083
CNX Resources Corp. (a)	160,000	4,235,200
Comstock Resources, Inc.	140,430	1,329,872
ConocoPhillips	1,080,190	120,117,128
Coterra Energy, Inc.	704,981	18,188,510
Crescent Energy Co. Class A	211,619	2,588,096
Devon Energy Corp.	590,772	27,784,007
Diamondback Energy, Inc.	157,488	31,861,397
EOG Resources, Inc.	534,354	67,756,087
EQT Corp.	538,934	18,598,612
Granite Ridge Resources, Inc.	126,277	864,997
Gulfport Energy Corp. (a)	14,788	2,176,941
Hess Corp.	256,053	39,283,651
HighPeak Energy, Inc.	57,611	968,441
Kimbell Royalty Partners LP	88,372	1,456,371
Kosmos Energy Ltd. (a)	510,807	2,824,763
Magnolia Oil & Gas Corp. Class A	178,458	4,861,196
Marathon Oil Corp.	546,887	15,340,180
Matador Resources Co.	116,237	7,146,251
Murphy Oil Corp.	144,402	5,975,355
Northern Oil & Gas, Inc.	95,042	4,104,864
Ovintiv, Inc.	256,165	11,896,303
Permian Resources Corp.	460,129	7,058,379
Range Resources Corp.	234,417	7,320,843
Riley Exploration Permian, Inc.	27,225	797,420
Sable Offshore Corp. (a)	61,070	1,027,197
SandRidge Energy, Inc.	68,137	925,982
Sitio Royalties Corp. Class A	96,299	2,344,881
SM Energy Co.	116,120	5,364,744
Southwestern Energy Co. (a)	1,072,912	6,920,282
Talos Energy, Inc. (a)	175,721	2,080,537
Tellurian, Inc. (a)	1,547,911	1,428,103
Texas Pacific Land Corp.	18,694	15,794,561
VAALCO Energy, Inc.	173,313	1,240,921
Viper Energy, Inc.	86,710	3,699,916
Vital Energy, Inc. (a)	32,067	1,398,442
Vitesse Energy, Inc.	43,747	1,135,672
		494,453,082
Oil & Gas Refining & Marketing – 10.3%
Clean Energy Fuels Corp. (a)	359,598	1,024,854
CVR Energy, Inc.	48,831	1,396,567
Delek U.S. Holdings, Inc.	76,094	1,809,515

See accompanying notes which are an integral part of the financial statements.
15	Annual Report

Fidelity® MSCI Energy Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Refining & Marketing – continued
Green Plains, Inc. (a)	81,656	$1,447,761
HF Sinclair Corp.	158,285	8,146,929
Marathon Petroleum Corp.	345,408	61,144,124
Par Pacific Holdings, Inc. (a)	69,070	1,833,809
PBF Energy, Inc. Class A	108,625	4,426,469
Phillips 66	400,223	58,224,442
REX American Resources Corp. (a)	23,277	1,182,704
Valero Energy Corp.	309,709	50,086,139
World Kinect Corp.	74,463	2,079,752
		192,803,065
Oil & Gas Storage & Transportation – 12.3%
Antero Midstream Corp.	363,333	5,217,462
Cheniere Energy, Inc.	216,739	39,585,211
Dorian LPG Ltd.	42,575	1,739,614
DT Midstream, Inc.	96,291	7,256,490
EnLink Midstream LLC (a)	243,933	3,334,564
Excelerate Energy, Inc. Class A	44,807	901,965
Hess Midstream LP Class A	97,720	3,662,546
International Seaways, Inc.	43,394	2,430,064
Kinder Morgan, Inc.	1,852,091	39,134,683
Kinetik Holdings, Inc.	47,410	1,966,567
New Fortress Energy, Inc.	75,304	1,486,501
NextDecade Corp. (a)	135,686	1,100,413
ONEOK, Inc.	539,366	44,945,369

	Shares	Value

Plains GP Holdings LP Class A (a)	206,634	$3,946,709
Targa Resources Corp.	197,561	26,726,052
Williams Cos., Inc.	1,126,314	48,363,923
		231,798,133
TOTAL OIL, GAS & CONSUMABLE FUELS		1,651,164,095
TOTAL COMMON STOCKS (Cost $1,380,745,031)		1,875,749,584
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.21% (b) (Cost $3,030,000)	3,030,000	3,030,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,383,775,031)		1,878,779,584
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,163,562
NET ASSETS – 100.0%		$1,879,943,146

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Energy Select Sector Index Contracts (United States)	57	September 2024	$5,599,680	$139,305	$139,305
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
See accompanying notes which are an integral part of the financial statements.
Annual Report	16

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,875,749,584	$1,875,749,584	$—	$—
Money Market Funds	3,030,000	3,030,000	—	—
Total Investments in Securities:	$1,878,779,584	$1,878,779,584	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$139,305	$139,305	$—	$—
Total Assets	$139,305	$139,305	$—	$—
Total Derivative Instruments:	$139,305	$139,305	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$139,305	$0
Total Equity Risk	139,305	0
Total Value of Derivatives	$139,305	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
17	Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BANKS – 27.7%
Diversified Banks – 20.4%
Bank of America Corp.	1,711,567	$68,993,266
Citigroup, Inc.	462,317	29,995,127
Comerica, Inc.	32,556	1,784,394
Fifth Third Bancorp	166,164	7,035,384
First Citizens BancShares, Inc. Class A	2,448	5,110,665
JPMorgan Chase & Co.	691,977	147,252,706
KeyCorp	226,372	3,651,380
PNC Financial Services Group, Inc.	95,886	17,364,955
U.S. Bancorp	375,615	16,857,601
Wells Fargo & Co.	853,024	50,618,444
		348,663,922
Regional Banks – 7.3%
1st Source Corp.	4,502	286,102
Amalgamated Financial Corp.	5,339	169,834
Amerant Bancorp, Inc.	4,812	108,222
Ameris Bancorp	15,820	963,280
Arrow Financial Corp.	1	19
Associated Banc-Corp.	38,305	880,249
Atlantic Union Bankshares Corp.	19,750	815,477
Axos Financial, Inc. (a)	13,108	957,015
Banc of California, Inc.	31,773	444,187
Bancfirst Corp.	4,898	526,192
Bancorp, Inc. (a)	11,853	614,460
Bank First Corp.	2,016	186,883
Bank of Hawaii Corp.	9,579	657,024
Bank OZK	26,289	1,232,691
BankUnited, Inc.	17,947	691,318
Banner Corp.	8,339	493,836
Bar Harbor Bankshares	3,967	126,785
Berkshire Hills Bancorp, Inc.	10,580	292,008
BOK Financial Corp.	6,861	705,585
Brookline Bancorp, Inc.	21,251	222,923
Business First Bancshares, Inc.	6,622	168,331
Byline Bancorp, Inc.	7,264	203,755
Cadence Bank	43,307	1,423,501
Camden National Corp.	3,861	160,926
Capital City Bank Group, Inc.	3,151	111,861
Capitol Federal Financial, Inc.	27,635	174,653
Cathay General Bancorp	16,993	753,130
Central Pacific Financial Corp.	5,914	154,296
Citizens Financial Group, Inc.	112,024	4,780,064
City Holding Co.	3,264	397,882
Coastal Financial Corp. (a)	2,707	142,659
Columbia Banking System, Inc.	50,335	1,316,764
Columbia Financial, Inc. (a)	5,732	103,233
Commerce Bancshares, Inc.	29,254	1,893,026
Community Financial System, Inc.	11,986	739,296
Community Trust Bancorp, Inc.	4,179	211,959

	Shares	Value

ConnectOne Bancorp, Inc.	9,430	$228,395
CrossFirst Bankshares, Inc. (a)	11,598	215,027
Cullen/Frost Bankers, Inc.	14,399	1,685,547
Customers Bancorp, Inc. (a)	7,221	465,610
CVB Financial Corp.	33,364	635,918
Dime Community Bancshares, Inc.	8,745	221,074
Eagle Bancorp, Inc.	7,075	152,254
East West Bancorp, Inc.	34,197	3,005,574
Eastern Bankshares, Inc.	44,945	747,885
Enterprise Financial Services Corp.	8,333	440,566
Equity Bancshares, Inc. Class A	3,579	144,950
Farmers National Banc Corp.	9,498	148,264
FB Financial Corp.	8,679	405,223
First BanCorp	39,661	850,728
First Bancorp/Southern Pines NC	9,324	389,743
First Bancshares, Inc.	6,339	211,215
First Busey Corp.	15,343	421,012
First Commonwealth Financial Corp.	25,003	452,054
First Community Bankshares, Inc.	4,045	181,135
First Financial Bancorp	23,355	638,993
First Financial Bankshares, Inc.	28,522	1,096,956
First Financial Corp.	3,124	140,455
First Hawaiian, Inc.	30,979	775,714
First Horizon Corp.	135,003	2,258,600
First Interstate BancSystem, Inc. Class A	22,716	717,144
First Merchants Corp.	15,019	606,017
First Mid Bancshares, Inc.	5,190	199,244
Five Star Bancorp	4,610	135,534
FNB Corp.	92,016	1,411,525
Fulton Financial Corp.	42,337	820,068
German American Bancorp, Inc.	6,689	263,145
Glacier Bancorp, Inc.	27,015	1,207,841
Great Southern Bancorp, Inc.	2,018	126,347
Greene County Bancorp, Inc.	1,943	70,434
Hancock Whitney Corp.	21,247	1,162,848
Hanmi Financial Corp.	5,332	108,773
Harborone Bancorp, Inc.	8,364	111,659
HBT Financial, Inc.	3,556	81,788
Heartland Financial USA, Inc.	9,828	535,823
Heritage Commerce Corp.	19,210	198,824
Heritage Financial Corp.	8,887	205,912
Hilltop Holdings, Inc.	11,740	387,303
Home BancShares, Inc.	45,092	1,277,456
Hope Bancorp, Inc.	29,902	393,510
Horizon Bancorp, Inc.	12,940	206,652
Huntington Bancshares, Inc.	352,749	5,273,598
Independent Bank Corp.	9,995	641,179
Independent Bank Corp.	7,312	253,653
Independent Bank Group, Inc.	8,673	512,227

See accompanying notes which are an integral part of the financial statements.
Annual Report	18

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
International Bancshares Corp.	13,765	$928,312
Kearny Financial Corp.	11,375	81,900
Lakeland Financial Corp.	6,094	417,622
Live Oak Bancshares, Inc.	7,758	350,196
M&T Bank Corp.	40,147	6,912,109
Mercantile Bank Corp.	4,957	239,721
Metrocity Bankshares, Inc.	6,051	191,272
Metropolitan Bank Holding Corp. (a)	2,291	120,804
Midland States Bancorp, Inc.	7,481	177,599
National Bank Holdings Corp. Class A	7,042	294,919
NBT Bancorp, Inc.	11,247	551,328
New York Community Bancorp, Inc.	57,174	601,470
Nicolet Bankshares, Inc.	2,992	300,876
Northfield Bancorp, Inc.	9,981	124,862
Northwest Bancshares, Inc.	31,074	436,279
OceanFirst Financial Corp.	15,374	279,346
OFG Bancorp	11,405	518,015
Old National Bancorp	78,880	1,579,178
Old Second Bancorp, Inc.	11,849	200,485
Origin Bancorp, Inc.	6,769	232,583
Pacific Premier Bancorp, Inc.	22,634	612,476
Park National Corp.	3,959	700,585
Pathward Financial, Inc.	6,297	425,299
Peapack-Gladstone Financial Corp.	2,571	72,656
Peoples Bancorp, Inc.	8,742	290,846
Pinnacle Financial Partners, Inc.	18,682	1,799,450
Popular, Inc.	17,903	1,837,385
Preferred Bank	2,071	178,230
Premier Financial Corp.	10,732	271,949
Prosperity Bancshares, Inc.	22,188	1,609,074
Provident Financial Services, Inc.	29,627	549,285
QCR Holdings, Inc.	4,681	357,816
Regions Financial Corp.	222,399	4,975,066
Renasant Corp.	13,653	469,527
Republic Bancorp, Inc. Class A	2,428	159,325
S&T Bancorp, Inc.	9,434	418,681
Sandy Spring Bancorp, Inc.	10,951	335,429
Seacoast Banking Corp. of Florida	19,311	537,618
ServisFirst Bancshares, Inc.	12,381	993,451
Simmons First National Corp. Class A	29,433	633,692
South Plains Financial, Inc.	3,718	120,612
Southern Missouri Bancorp, Inc.	2,111	120,749
Southside Bancshares, Inc.	6,615	231,459
SouthState Corp.	18,026	1,784,033
Stellar Bancorp, Inc.	9,950	272,630
Stock Yards Bancorp, Inc.	6,169	383,835

	Shares	Value

Synovus Financial Corp.	36,485	$1,705,674
Texas Capital Bancshares, Inc. (a)	10,967	724,919
TFS Financial Corp.	11,958	162,150
Tompkins Financial Corp.	2,483	156,280
Towne Bank	18,238	606,231
Trico Bancshares	7,621	354,605
Triumph Financial, Inc. (a)	5,079	460,818
Truist Financial Corp.	321,329	14,360,193
TrustCo Bank Corp.	4,098	145,930
Trustmark Corp.	13,852	481,080
UMB Financial Corp.	11,321	1,154,968
United Bankshares, Inc.	32,227	1,254,597
United Community Banks, Inc.	27,512	851,496
Univest Financial Corp.	8,593	237,596
Valley National Bancorp	104,224	875,482
Veritex Holdings, Inc.	12,848	322,099
WaFd, Inc.	16,791	597,592
Washington Trust Bancorp, Inc.	3,752	120,102
Webster Financial Corp.	41,408	2,054,665
WesBanco, Inc.	15,150	482,982
Westamerica BanCorp	6,264	338,005
Western Alliance Bancorp	25,434	2,046,420
Wintrust Financial Corp.	15,313	1,656,867
WSFS Financial Corp.	14,439	815,659
Zions Bancorp NA	35,996	1,859,913
		124,437,179
TOTAL BANKS		473,101,101
CAPITAL MARKETS – 23.4%
Asset Management & Custody Banks – 8.1%
Affiliated Managers Group, Inc.	7,806	1,448,950
Ameriprise Financial, Inc.	24,085	10,358,236
ARES Management Corp. Class A	43,579	6,676,303
Artisan Partners Asset Management, Inc. Class A	16,591	732,659
Assetmark Financial Holdings, Inc. (a)	5,776	199,272
Bank of New York Mellon Corp.	182,432	11,870,850
BlackRock, Inc.	35,850	31,422,525
Blackstone, Inc.	171,945	24,441,982
Blue Owl Capital, Inc.	101,133	1,928,606
Brightsphere Investment Group, Inc.	6,827	178,799
Carlyle Group, Inc.	56,483	2,809,464
Cohen & Steers, Inc.	6,262	537,405
Diamond Hill Investment Group, Inc.	426	67,828
Federated Hermes, Inc.	18,588	638,126
Franklin Resources, Inc.	69,221	1,583,084
Hamilton Lane, Inc. Class A	9,158	1,322,140
Invesco Ltd.	81,490	1,406,517
Janus Henderson Group PLC	32,655	1,215,746
See accompanying notes which are an integral part of the financial statements.
19	Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
KKR & Co., Inc.	149,478	$18,453,059
Northern Trust Corp.	48,996	4,343,495
P10, Inc. Class A	10,482	104,506
SEI Investments Co.	26,422	1,792,468
State Street Corp.	72,566	6,165,933
StepStone Group, Inc. Class A	13,252	666,046
T Rowe Price Group, Inc.	53,614	6,123,255
TPG, Inc.	17,172	875,600
Victory Capital Holdings, Inc. Class A	9,751	510,855
Virtus Investment Partners, Inc.	1,793	405,218
WisdomTree, Inc.	30,033	358,594
		138,637,521
Financial Exchanges & Data – 8.0%
Cboe Global Markets, Inc.	25,209	4,626,104
CME Group, Inc.	86,744	16,803,180
Coinbase Global, Inc. Class A (a)	44,806	10,052,674
Donnelley Financial Solutions, Inc. (a)	6,516	439,700
FactSet Research Systems, Inc.	9,114	3,764,902
Intercontinental Exchange, Inc.	137,756	20,878,299
MarketAxess Holdings, Inc.	8,991	2,009,758
Moody's Corp.	39,526	18,042,829
Morningstar, Inc.	6,705	2,129,843
MSCI, Inc.	19,041	10,296,611
Nasdaq, Inc.	104,025	7,040,412
Open Lending Corp. Class A (a)	24,114	151,918
S&P Global, Inc.	77,164	37,403,706
Tradeweb Markets, Inc. Class A	27,786	3,103,141
		136,743,077
Investment Banking & Brokerage – 7.3%
B Riley Financial, Inc.	3,930	75,456
BGC Group, Inc. Class A	87,922	809,762
Charles Schwab Corp.	362,946	23,660,450
Evercore, Inc. Class A	8,880	2,223,463
Freedom Holding Corp. (a)	4,242	356,964
Goldman Sachs Group, Inc.	78,339	39,876,901
Houlihan Lokey, Inc.	12,306	1,848,977
Interactive Brokers Group, Inc. Class A	24,642	2,939,051
Jefferies Financial Group, Inc.	42,540	2,487,314
Lazard, Inc.	20,964	1,030,800
LPL Financial Holdings, Inc.	17,873	3,959,227
Moelis & Co. Class A	15,775	1,072,700
Morgan Stanley	295,757	30,525,080
Perella Weinberg Partners	11,703	221,187
Piper Sandler Cos.	4,412	1,205,711
PJT Partners, Inc. Class A	5,632	748,718
Raymond James Financial, Inc.	47,898	5,556,168

	Shares	Value

Robinhood Markets, Inc. Class A (a)	127,458	$2,621,811
Stifel Financial Corp.	25,234	2,237,499
StoneX Group, Inc. (a)	7,065	588,797
Virtu Financial, Inc. Class A	21,316	582,353
		124,628,389
TOTAL CAPITAL MARKETS		400,008,987
CONSUMER FINANCE – 4.5%
Consumer Finance – 4.5%
Ally Financial, Inc.	66,093	2,974,846
American Express Co.	138,733	35,104,998
Bread Financial Holdings, Inc.	3,086	168,434
Capital One Financial Corp.	92,148	13,951,207
Credit Acceptance Corp. (a)	1,609	925,014
Discover Financial Services	60,437	8,702,324
Encore Capital Group, Inc. (a)	4,977	251,587
Enova International, Inc. (a)	6,708	580,041
EZCORP, Inc. Class A (a)	13,877	144,598
FirstCash Holdings, Inc.	9,145	1,020,582
Green Dot Corp. Class A (a)	11,604	110,934
LendingClub Corp. (a)	26,721	334,280
Moneylion, Inc. (a)	1,419	97,798
Navient Corp.	22,588	370,669
Nelnet, Inc. Class A	3,355	378,142
NerdWallet, Inc. Class A (a)	9,482	138,722
OneMain Holdings, Inc.	28,788	1,504,461
PRA Group, Inc. (a)	8,202	218,583
PROG Holdings, Inc.	10,752	484,485
SLM Corp.	48,669	1,104,300
SoFi Technologies, Inc. (a)	240,776	1,815,451
Synchrony Financial	99,015	5,028,972
Upstart Holdings, Inc. (a)	17,501	488,803
World Acceptance Corp. (a)	824	100,627
TOTAL CONSUMER FINANCE		75,999,858
FINANCIAL SERVICES – 26.2%
Commercial & Residential Mortgage Finance – 0.6%
Enact Holdings, Inc.	9,671	329,104
Essent Group Ltd.	26,044	1,636,605
Federal Agricultural Mortgage Corp. Class C	2,428	500,702
Merchants Bancorp	4,772	214,740
MGIC Investment Corp.	66,386	1,649,028
Mr. Cooper Group, Inc. (a)	16,297	1,464,774
NMI Holdings, Inc. Class A (a)	19,411	763,823
PennyMac Financial Services, Inc.	10,493	1,029,573
Radian Group, Inc.	36,936	1,370,326
Rocket Cos., Inc. Class A (a)	30,868	499,753
UWM Holdings Corp.	23,387	196,451

See accompanying notes which are an integral part of the financial statements.
Annual Report	20

Common Stocks – continued
	Shares	Value
FINANCIAL SERVICES – continued
Commercial & Residential Mortgage Finance – continued
Walker & Dunlop, Inc.	8,218	$878,504
		10,533,383
Diversified Financial Services – 1.1%
Apollo Global Management, Inc.	95,907	12,018,106
Equitable Holdings, Inc.	80,839	3,525,389
Jackson Financial, Inc. Class A	17,006	1,497,548
Voya Financial, Inc.	24,479	1,780,358
		18,821,401
Mortgage REITs – 0.1%
HA Sustainable Infrastructure Capital, Inc.	27,711	908,090
Multi-Sector Holdings – 8.1%
Berkshire Hathaway, Inc. Class B (a)	315,840	138,495,840
Cannae Holdings, Inc.	11,568	232,632
Compass Diversified Holdings	16,328	392,852
		139,121,324
Transaction & Payment Processing Services – 16.3%
Affirm Holdings, Inc. (a)	56,553	1,599,884
AvidXchange Holdings, Inc. (a)	41,245	368,730
Block, Inc. (a)	133,586	8,266,302
Cantaloupe, Inc. (a)	14,937	116,359
Cass Information Systems, Inc.	4,043	173,607
Corpay, Inc. (a)	16,526	4,822,617
Euronet Worldwide, Inc. (a)	10,598	1,080,890
EVERTEC, Inc.	15,207	524,185
Fidelity National Information Services, Inc.	139,405	10,710,486
Fiserv, Inc. (a)	142,916	23,376,770
Flywire Corp. (a)	26,100	477,891
Global Payments, Inc.	62,314	6,333,595
I3 Verticals, Inc. Class A (a)	6,475	158,702
International Money Express, Inc. (a)	8,299	184,321
Jack Henry & Associates, Inc.	17,663	3,028,851
Marqeta, Inc. Class A (a)	101,082	544,832
Mastercard, Inc. Class A	200,682	93,058,250
NCR Atleos Corp. (a)	16,891	543,046
Paymentus Holdings, Inc. Class A (a)	4,883	103,276
Payoneer Global, Inc. (a)	67,190	371,561
PayPal Holdings, Inc. (a)	240,810	15,840,482
Remitly Global, Inc. (a)	33,692	445,071
Repay Holdings Corp. (a)	21,437	206,224
Shift4 Payments, Inc. Class A (a)	13,376	920,135
Toast, Inc. Class A (a)	84,735	2,216,668
Visa, Inc. Class A	381,158	101,262,246
Western Union Co.	59,846	711,569

	Shares	Value

WEX, Inc. (a)	10,123	$1,857,064
		279,303,614
TOTAL FINANCIAL SERVICES		448,687,812
INSURANCE – 17.2%
Insurance Brokers – 4.2%
Aon PLC Class A	47,746	15,685,038
Arthur J Gallagher & Co.	52,153	14,784,854
Baldwin Insurance Group, Inc. Class A (a)	15,841	692,885
Brown & Brown, Inc.	58,511	5,817,749
Crawford & Co. Class A	7,350	71,957
Goosehead Insurance, Inc. Class A (a)	5,654	510,500
Hagerty, Inc. Class A (a)	7,120	78,747
Marsh & McLennan Cos., Inc.	118,357	26,342,717
Ryan Specialty Holdings, Inc.	24,439	1,505,198
Willis Towers Watson PLC	24,617	6,948,887
		72,438,532
Life & Health Insurance – 3.0%
Aflac, Inc.	133,018	12,687,257
Brighthouse Financial, Inc. (a)	17,504	872,924
CNO Financial Group, Inc.	30,417	1,060,337
F&G Annuities & Life, Inc.	4,203	181,275
Genworth Financial, Inc. Class A (a)	108,982	737,808
Globe Life, Inc.	23,252	2,156,390
Lincoln National Corp.	40,682	1,354,711
MetLife, Inc.	149,727	11,506,520
Oscar Health, Inc. Class A (a)	33,795	597,496
Primerica, Inc.	8,905	2,242,012
Principal Financial Group, Inc.	56,299	4,588,931
Prudential Financial, Inc.	87,481	10,963,119
Unum Group	39,654	2,281,295
		51,230,075
Multi-line Insurance – 0.8%
American International Group, Inc.	163,956	12,990,234
Horace Mann Educators Corp.	10,194	352,406
		13,342,640
Property & Casualty Insurance – 8.5%
Allstate Corp.	63,657	10,892,986
Ambac Financial Group, Inc. (a)	11,831	156,051
American Financial Group, Inc.	17,629	2,308,694
AMERISAFE, Inc.	4,090	194,193
Arch Capital Group Ltd. (a)	90,598	8,677,477
Assurant, Inc.	13,249	2,316,853
Assured Guaranty Ltd.	13,637	1,123,280
Axis Capital Holdings Ltd.	21,035	1,593,401
Chubb Ltd.	97,973	27,007,237
Cincinnati Financial Corp.	38,028	4,967,217
Donegal Group, Inc. Class A	4,383	64,562
See accompanying notes which are an integral part of the financial statements.
21	Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
Employers Holdings, Inc.	6,039	$289,932
Erie Indemnity Co. Class A	6,117	2,698,515
Fidelity National Financial, Inc.	62,080	3,439,853
First American Financial Corp.	25,054	1,517,771
Hamilton Insurance Group Ltd. Class B (a)	5,796	101,024
Hanover Insurance Group, Inc.	8,564	1,177,464
Hartford Financial Services Group, Inc.	72,671	8,060,667
HCI Group, Inc.	2,039	192,196
Kemper Corp.	15,353	983,513
Kinsale Capital Group, Inc.	5,289	2,417,443
Lemonade, Inc. (a)	12,475	224,924
Loews Corp.	46,876	3,747,736
Markel Group, Inc. (a)	3,154	5,168,933
Mercury General Corp.	7,184	430,106
Old Republic International Corp.	65,039	2,251,650
Palomar Holdings, Inc. (a)	6,064	557,949
ProAssurance Corp. (a)	11,588	151,803
Progressive Corp.	140,978	30,186,209
RLI Corp.	9,709	1,462,078
Root, Inc. Class A (a)	1,867	112,450
Safety Insurance Group, Inc.	3,420	292,581
Selective Insurance Group, Inc.	14,241	1,286,247
Skyward Specialty Insurance Group, Inc. (a)	8,713	344,774
Stewart Information Services Corp.	6,632	468,883
Tiptree, Inc.	6,620	130,745
Travelers Cos., Inc.	55,230	11,953,981
Trupanion, Inc. (a)	8,617	319,346
United Fire Group, Inc.	5,239	117,406
Universal Insurance Holdings, Inc.	6,985	138,373
W.R. Berkley Corp.	74,548	4,109,831
White Mountains Insurance Group Ltd.	614	1,096,604
		144,732,938
Reinsurance – 0.7%
Enstar Group Ltd. (a)	3,065	994,286
Everest Group Ltd.	10,519	4,132,600
Reinsurance Group of America, Inc.	16,368	3,689,838
RenaissanceRe Holdings Ltd.	12,730	2,952,214
SiriusPoint Ltd. (a)	25,313	363,748
		12,132,686
TOTAL INSURANCE		293,876,871
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.7%
Mortgage REITs – 0.7%
AGNC Investment Corp.	165,071	1,652,361

	Shares	Value

Annaly Capital Management, Inc.	120,581	$2,400,768
Apollo Commercial Real Estate Finance, Inc.	34,309	373,968
Arbor Realty Trust, Inc.	42,371	572,009
ARMOUR Residential REIT, Inc.	10,593	213,979
Blackstone Mortgage Trust, Inc. Class A	39,492	704,932
BrightSpire Capital, Inc.	32,176	184,368
Chimera Investment Corp.	18,294	267,275
Claros Mortgage Trust, Inc.	24,944	237,217
Dynex Capital, Inc.	18,038	219,522
Ellington Financial, Inc.	19,846	251,846
Franklin BSP Realty Trust, Inc.	20,833	288,329
Invesco Mortgage Capital, Inc.	11,431	103,793
KKR Real Estate Finance Trust, Inc.	12,683	145,601
Ladder Capital Corp.	31,256	375,072
MFA Financial, Inc.	25,480	285,121
New York Mortgage Trust, Inc.	17,388	112,674
PennyMac Mortgage Investment Trust	22,403	308,489
Ready Capital Corp.	40,956	380,072
Redwood Trust, Inc.	31,970	232,422
Rithm Capital Corp.	126,150	1,464,602
Starwood Property Trust, Inc.	73,017	1,456,689
TPG RE Finance Trust, Inc.	14,412	125,961
Two Harbors Investment Corp.	24,367	328,224
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)		12,685,294
TOTAL COMMON STOCKS (Cost $1,272,119,333)		1,704,359,923
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.21% (b) (Cost $4,539,000)	4,539,000	4,539,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,276,658,333)		1,708,898,923
NET OTHER ASSETS (LIABILITIES) – 0.0%		728,124
NET ASSETS – 100.0%		$1,709,627,047

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Annual Report	22

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Financial Select Sector Index Contracts (United States)	32	September 2024	4,342,800	$ 244,433	$ 244,433
CME E-mini Russell 2000 Index Contracts (United States)	6	September 2024	681,900	56,145	56,145
Total Equity Index Contracts					$300,578
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,704,359,923	$1,704,359,923	$—	$—
Money Market Funds	4,539,000	4,539,000	—	—
Total Investments in Securities:	$1,708,898,923	$1,708,898,923	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$300,578	$300,578	$—	$—
Total Assets	$300,578	$300,578	$—	$—
Total Derivative Instruments:	$300,578	$300,578	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$300,578	$0
Total Equity Risk	300,578	0
Total Value of Derivatives	$300,578	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
23	Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BIOTECHNOLOGY – 19.9%
Biotechnology – 19.9%
4D Molecular Therapeutics, Inc. (a)	14,067	$249,408
89bio, Inc. (a)	33,613	307,895
AbbVie, Inc.	856,351	158,698,967
ACADIA Pharmaceuticals, Inc. (a)	51,333	976,354
ADMA Biologics, Inc. (a)	107,662	1,322,089
Agios Pharmaceuticals, Inc. (a)	24,416	1,132,902
Akero Therapeutics, Inc. (a)	25,576	683,647
Akouos, Inc. (a)(b)	11,863	2,135
Alector, Inc. (a)	34,087	204,522
Alkermes PLC (a)	77,570	2,119,212
Allogene Therapeutics, Inc. (a)	70,532	207,364
Alnylam Pharmaceuticals, Inc. (a)	61,160	14,523,054
Altimmune, Inc. (a)	34,209	217,569
ALX Oncology Holdings, Inc. (a)	10,798	51,830
Amgen, Inc.	259,190	86,172,899
Amicus Therapeutics, Inc. (a)	106,579	1,098,830
AnaptysBio, Inc. (a)	5,139	179,043
Apellis Pharmaceuticals, Inc. (a)	37,953	1,502,939
Apogee Therapeutics, Inc. (a)	10,076	490,701
Arcellx, Inc. (a)	15,429	953,667
Arcturus Therapeutics Holdings, Inc. (a)	11,511	270,048
Arcus Biosciences, Inc. (a)	24,807	407,083
Arcutis Biotherapeutics, Inc. (a)	49,938	502,876
Ardelyx, Inc. (a)	112,145	622,405
Arrowhead Pharmaceuticals, Inc. (a)	60,337	1,723,225
ARS Pharmaceuticals, Inc. (a)	17,739	192,823
Aurinia Pharmaceuticals, Inc. (a)	64,398	378,660
Avid Bioservices, Inc. (a)	29,653	309,577
Avidity Biosciences, Inc. (a)	38,282	1,744,894
Beam Therapeutics, Inc. (a)	33,453	1,058,453
BioCryst Pharmaceuticals, Inc. (a)	89,778	653,584
Biogen, Inc. (a)	70,348	14,998,194
Biohaven Ltd. (a)	35,779	1,407,188
BioMarin Pharmaceutical, Inc. (a)	91,631	7,727,242
Biomea Fusion, Inc. (a)	13,455	74,944
Blueprint Medicines Corp. (a)	28,066	3,039,548
Bridgebio Pharma, Inc. (a)	53,190	1,380,281
Cabaletta Bio, Inc. (a)	17,329	123,036
Cargo Therapeutics, Inc. (a)	6,973	118,750
Catalyst Pharmaceuticals, Inc. (a)	51,134	881,550
Celldex Therapeutics, Inc. (a)	28,041	1,068,643
Cerevel Therapeutics Holdings, Inc. (a)	35,019	1,574,454
CG oncology, Inc. (a)	9,652	321,894
Chinook Therapeutics, Inc. (a)(b)	24,218	0
Cogent Biosciences, Inc. (a)	30,073	283,588
Crinetics Pharmaceuticals, Inc. (a)	31,971	1,698,300
CRISPR Therapeutics AG (a)	38,931	2,230,357

	Shares	Value

Cullinan Therapeutics, Inc. (a)	18,426	$356,543
Cytokinetics, Inc. (a)	47,940	2,828,939
Day One Biopharmaceuticals, Inc. (a)	22,911	327,856
Denali Therapeutics, Inc. (a)	57,093	1,391,356
Dianthus Therapeutics, Inc. (a)	4,248	126,505
Disc Medicine, Inc. (a)	7,981	344,460
Dynavax Technologies Corp. (a)	59,341	664,026
Dyne Therapeutics, Inc. (a)	25,985	1,115,016
Editas Medicine, Inc. (a)	40,129	217,098
Entrada Therapeutics, Inc. (a)	8,830	145,430
Exact Sciences Corp. (a)	88,072	4,023,129
Exelixis, Inc. (a)	128,062	3,003,054
Fate Therapeutics, Inc. (a)	43,937	234,184
Geron Corp. (a)	196,217	930,069
Gilead Sciences, Inc.	603,081	45,870,341
GRAIL, Inc. (a)	12,783	196,603
Halozyme Therapeutics, Inc. (a)	61,322	3,388,654
HilleVax, Inc. (a)	9,270	16,964
Ideaya Biosciences, Inc. (a)	30,597	1,317,201
ImmunityBio, Inc. (a)	65,744	338,582
Immunome, Inc. (a)	19,441	299,586
Immunovant, Inc. (a)	24,246	704,831
Incyte Corp. (a)	76,151	4,955,146
Insmed, Inc. (a)	68,115	4,955,366
Intellia Therapeutics, Inc. (a)	44,223	1,159,085
Ionis Pharmaceuticals, Inc. (a)	63,318	3,131,708
Iovance Biotherapeutics, Inc. (a)	96,240	840,175
Ironwood Pharmaceuticals, Inc. (a)	68,620	468,675
iTeos Therapeutics, Inc. (a)	10,898	191,696
Janux Therapeutics, Inc. (a)	9,964	404,538
Keros Therapeutics, Inc. (a)	13,929	698,679
Kiniksa Pharmaceuticals International PLC (a)	19,304	513,486
Krystal Biotech, Inc. (a)	8,953	1,866,342
Kura Oncology, Inc. (a)	24,552	510,927
Kymera Therapeutics, Inc. (a)	22,113	1,021,621
Kyverna Therapeutics, Inc. (a)	7,292	63,149
Lyell Immunopharma, Inc. (a)	58,774	94,626
MacroGenics, Inc. (a)	22,478	84,517
Madrigal Pharmaceuticals, Inc. (a)	6,080	1,730,733
MannKind Corp. (a)	131,348	756,565
Merus NV (a)	19,186	1,017,625
MiMedx Group, Inc. (a)	58,941	439,110
Mirum Pharmaceuticals, Inc. (a)	15,888	644,258
Moderna, Inc. (a)	157,422	18,767,851
MoonLake Immunotherapeutics (a)	7,582	315,790
Morphic Holding, Inc. (a)	14,622	828,483
Myriad Genetics, Inc. (a)	43,924	1,228,554
Natera, Inc. (a)	55,408	5,673,225
Neurocrine Biosciences, Inc. (a)	48,220	6,826,505

See accompanying notes which are an integral part of the financial statements.
Annual Report	24

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Newamsterdam Pharma Co. NV (a)	8,616	$147,506
Novavax, Inc. (a)	60,822	779,130
Nurix Therapeutics, Inc. (a)	24,339	532,537
Nuvalent, Inc. Class A (a)	14,173	1,132,990
Olema Pharmaceuticals, Inc. (a)	15,419	249,171
ORIC Pharmaceuticals, Inc. (a)	16,256	182,067
Perspective Therapeutics, Inc. (a)	16,989	231,050
Praxis Precision Medicines, Inc. (a)	7,837	452,273
Protagonist Therapeutics, Inc. (a)	21,104	790,134
Prothena Corp. PLC (a)	16,843	392,105
PTC Therapeutics, Inc. (a)	33,319	1,127,848
Radius Health, Inc. (a)(b)	20,244	0
Recursion Pharmaceuticals, Inc. Class A (a)	94,688	776,442
Regeneron Pharmaceuticals, Inc. (a)	52,206	56,340,193
REGENXBIO, Inc. (a)	19,947	284,245
Relay Therapeutics, Inc. (a)	43,388	356,649
Replimune Group, Inc. (a)	22,144	221,440
REVOLUTION Medicines, Inc. (a)	55,650	2,539,866
Rhythm Pharmaceuticals, Inc. (a)	21,774	1,049,725
Rocket Pharmaceuticals, Inc. (a)	30,513	738,415
Roivant Sciences Ltd. (a)	175,265	1,901,625
Sage Therapeutics, Inc. (a)	21,762	238,294
Sana Biotechnology, Inc. (a)	63,837	388,767
Sarepta Therapeutics, Inc. (a)	40,925	5,821,172
Savara, Inc. (a)	47,643	219,158
Scholar Rock Holding Corp. (a)	19,185	174,200
Soleno Therapeutics, Inc. (a)	7,335	353,767
SpringWorks Therapeutics, Inc. (a)	26,708	959,084
Spyre Therapeutics, Inc. (a)	8,432	231,880
Stoke Therapeutics, Inc. (a)	16,266	243,502
Syndax Pharmaceuticals, Inc. (a)	36,856	836,631
Tango Therapeutics, Inc. (a)	22,103	217,715
TG Therapeutics, Inc. (a)	71,271	1,408,315
Tourmaline Bio, Inc.	5,948	100,402
Travere Therapeutics, Inc. (a)	31,820	303,563
Twist Bioscience Corp. (a)	28,001	1,562,736
Ultragenyx Pharmaceutical, Inc. (a)	35,730	1,608,565
United Therapeutics Corp. (a)	21,586	6,762,678
Vaxcyte, Inc. (a)	44,464	3,507,765
Vera Therapeutics, Inc. (a)	17,078	624,884
Veracyte, Inc. (a)	36,619	878,856
Vericel Corp. (a)	22,006	1,111,743
Vertex Pharmaceuticals, Inc. (a)	124,927	61,928,812
Verve Therapeutics, Inc. (a)	29,920	209,440
Viking Therapeutics, Inc. (a)	47,502	2,707,614
Vir Biotechnology, Inc. (a)	45,092	458,135
Viridian Therapeutics, Inc. (a)	22,727	382,950
Xencor, Inc. (a)	26,750	546,235

	Shares	Value

Xenon Pharmaceuticals, Inc. (a)	30,943	$1,334,572
Y-mAbs Therapeutics, Inc. (a)	14,793	181,658
Zentalis Pharmaceuticals, Inc. (a)	25,861	100,599
Zymeworks, Inc. (a)	20,889	218,499
TOTAL BIOTECHNOLOGY		608,763,088
HEALTH CARE EQUIPMENT & SUPPLIES – 18.7%
Health Care Equipment – 17.4%
Abbott Laboratories	839,200	88,904,848
Alphatec Holdings, Inc. (a)	45,392	458,459
Artivion, Inc. (a)	18,317	497,307
AtriCure, Inc. (a)	22,902	493,996
Axonics, Inc. (a)	24,486	1,676,801
Baxter International, Inc.	246,081	8,814,621
Becton Dickinson & Co.	139,724	33,681,868
Boston Scientific Corp. (a)	710,897	52,521,070
CONMED Corp.	14,778	1,020,273
DexCom, Inc. (a)	186,601	12,655,280
Edwards Lifesciences Corp. (a)	290,864	18,338,975
Enovis Corp. (a)	26,461	1,260,602
Envista Holdings Corp. (a)	82,803	1,413,447
GE HealthCare Technologies, Inc.	209,272	17,710,689
Glaukos Corp. (a)	24,224	2,838,326
Globus Medical, Inc. Class A (a)	54,514	3,922,828
Hologic, Inc. (a)	113,649	9,274,895
IDEXX Laboratories, Inc. (a)	40,194	19,137,167
Inari Medical, Inc. (a)	25,351	1,180,343
Inspire Medical Systems, Inc. (a)	14,621	2,062,292
Insulet Corp. (a)	33,797	6,568,447
Integer Holdings Corp. (a)	16,106	1,912,749
Integra LifeSciences Holdings Corp. (a)	32,117	796,823
Intuitive Surgical, Inc. (a)	171,425	76,217,269
iRadimed Corp.	3,555	166,054
iRhythm Technologies, Inc. (a)	15,103	1,302,634
LeMaitre Vascular, Inc.	9,898	860,037
LivaNova PLC (a)	26,190	1,293,786
Masimo Corp. (a)	21,632	2,314,191
Medtronic PLC	642,185	51,580,299
Nevro Corp. (a)	13,486	133,916
Novocure Ltd. (a)	49,778	1,133,445
Omnicell, Inc. (a)	21,881	639,144
Orthofix Medical, Inc. (a)	18,052	290,276
Paragon 28, Inc. (a)	21,911	170,687
Penumbra, Inc. (a)	17,867	2,985,397
PROCEPT BioRobotics Corp. (a)	22,010	1,393,673
QuidelOrtho Corp. (a)	25,832	1,014,939
ResMed, Inc.	71,184	15,179,988
SI-BONE, Inc. (a)	18,333	278,662
Silk Road Medical, Inc. (a)	17,958	485,046
Steris PLC	47,849	11,424,427
See accompanying notes which are an integral part of the financial statements.
25	Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Equipment – continued
Stryker Corp.	165,519	$54,199,197
Tandem Diabetes Care, Inc. (a)	31,038	1,147,785
Teleflex, Inc.	22,759	5,027,918
TransMedics Group, Inc. (a)	15,853	2,255,248
Treace Medical Concepts, Inc. (a)	21,838	157,889
Varex Imaging Corp. (a)	19,417	287,177
Zimmer Biomet Holdings, Inc.	99,306	11,057,723
		530,138,913
Health Care Supplies – 1.3%
Align Technology, Inc. (a)	34,634	8,030,932
Atrion Corp.	703	322,185
Avanos Medical, Inc. (a)	22,291	533,201
Cooper Cos., Inc. (a)	95,950	8,955,014
DENTSPLY SIRONA, Inc.	100,081	2,716,198
Embecta Corp.	27,185	425,989
Establishment Labs Holdings, Inc. (a)	9,159	407,026
Haemonetics Corp. (a)	24,455	2,202,173
ICU Medical, Inc. (a)	10,490	1,332,020
Lantheus Holdings, Inc. (a)	33,276	3,488,323
Merit Medical Systems, Inc. (a)	28,104	2,396,990
Neogen Corp. (a)	99,340	1,691,760
OraSure Technologies, Inc. (a)	37,107	166,239
OrthoPediatrics Corp. (a)	8,198	252,334
RxSight, Inc. (a)	13,463	616,202
Solventum Corp. (a)	71,219	4,193,375
STAAR Surgical Co. (a)	18,575	766,219
UFP Technologies, Inc. (a)	3,543	1,139,393
		39,635,573
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		569,774,486
HEALTH CARE PROVIDERS & SERVICES – 21.1%
Health Care Distributors – 2.5%
AdaptHealth Corp. (a)	35,310	401,122
Cardinal Health, Inc.	117,766	11,874,346
Cencora, Inc.	86,841	20,657,737
Henry Schein, Inc. (a)	62,035	4,462,798
McKesson Corp.	63,554	39,214,089
Owens & Minor, Inc. (a)	35,114	576,572
Patterson Cos., Inc.	38,918	982,679
PetIQ, Inc. (a)	13,329	291,638
		78,460,981
Health Care Facilities – 2.1%
Acadia Healthcare Co., Inc. (a)	44,898	2,911,635
Brookdale Senior Living, Inc. (a)	85,794	663,188
Community Health Systems, Inc. (a)	66,111	347,744
Encompass Health Corp.	48,569	4,514,003
Ensign Group, Inc.	27,342	3,848,386
HCA Healthcare, Inc.	95,937	34,829,928
National HealthCare Corp.	6,765	921,122

	Shares	Value

Select Medical Holdings Corp.	53,012	$2,107,757
Surgery Partners, Inc. (a)	33,514	1,017,485
Tenet Healthcare Corp. (a)	43,078	6,448,777
U.S. Physical Therapy, Inc.	7,273	709,118
Universal Health Services, Inc. Class B	28,938	6,185,787
		64,504,930
Health Care Services – 4.3%
Accolade, Inc. (a)	34,206	140,245
Addus HomeCare Corp. (a)	7,949	964,691
agilon health, Inc. (a)	146,553	1,009,750
Amedisys, Inc. (a)	15,785	1,547,719
AMN Healthcare Services, Inc. (a)	18,229	1,232,645
Astrana Health, Inc. (a)	21,395	1,122,382
BrightSpring Health Services, Inc. (a)	24,781	307,037
Castle Biosciences, Inc. (a)	13,095	315,982
Chemed Corp.	6,973	3,975,726
Cigna Group	137,219	47,844,149
CorVel Corp. (a)	4,544	1,394,099
Cross Country Healthcare, Inc. (a)	16,883	307,946
CVS Health Corp.	608,633	36,718,829
DaVita, Inc. (a)	25,891	3,537,228
Enhabit, Inc. (a)	20,400	208,896
Fulgent Genetics, Inc. (a)	10,309	246,694
Guardant Health, Inc. (a)	58,745	2,063,712
Hims & Hers Health, Inc. (a)	69,545	1,477,136
Labcorp Holdings, Inc.	40,743	8,777,672
LifeStance Health Group, Inc. (a)	55,118	303,700
National Research Corp.	7,335	186,969
NeoGenomics, Inc. (a)	61,703	1,093,994
Opko Health, Inc. (a)	168,195	238,837
Option Care Health, Inc. (a)	83,737	2,486,152
Pediatrix Medical Group, Inc. (a)	39,112	326,194
Pennant Group, Inc. (a)	14,239	424,465
Premier, Inc. Class A	57,389	1,204,021
Privia Health Group, Inc. (a)	46,762	969,844
Quest Diagnostics, Inc.	53,638	7,632,687
R1 RCM, Inc. (a)	80,513	1,037,007
RadNet, Inc. (a)	30,239	1,806,780
		130,903,188
Managed Health Care – 12.2%
Alignment Healthcare, Inc. (a)	44,619	389,970
Centene Corp. (a)	258,693	19,898,666
Elevance Health, Inc.	112,527	59,867,740
HealthEquity, Inc. (a)	41,781	3,278,973
Humana, Inc.	58,302	21,082,586
Molina Healthcare, Inc. (a)	28,268	9,647,020
Progyny, Inc. (a)	41,885	1,181,157

See accompanying notes which are an integral part of the financial statements.
Annual Report	26

Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Managed Health Care – continued
UnitedHealth Group, Inc.	445,922	$256,922,419
		372,268,531
TOTAL HEALTH CARE PROVIDERS & SERVICES		646,137,630
HEALTH CARE TECHNOLOGY – 0.7%
Health Care Technology – 0.7%
Certara, Inc. (a)	53,656	837,570
Definitive Healthcare Corp. (a)	24,480	95,472
Doximity, Inc. Class A (a)	52,847	1,479,716
Evolent Health, Inc. Class A (a)	49,979	1,165,510
GoodRx Holdings, Inc. Class A (a)	38,404	347,556
HealthStream, Inc.	11,767	349,598
Multiplan Corp. (a)	125,567	56,518
Phreesia, Inc. (a)	25,482	635,776
Schrodinger, Inc. (a)	30,432	678,025
Simulations Plus, Inc.	8,085	330,191
Teladoc Health, Inc. (a)	82,390	776,938
Veeva Systems, Inc. Class A (a)	74,159	14,233,337
TOTAL HEALTH CARE TECHNOLOGY		20,986,207
LIFE SCIENCES TOOLS & SERVICES – 11.3%
Life Sciences Tools & Services – 11.3%
10X Genomics, Inc. Class A (a)	45,892	948,588
Agilent Technologies, Inc.	141,738	20,041,753
Avantor, Inc. (a)	328,810	8,795,668
Azenta, Inc. (a)	24,232	1,509,411
BioLife Solutions, Inc. (a)	18,237	438,053
Bio-Rad Laboratories, Inc. Class A (a)	9,612	3,252,316
Bio-Techne Corp.	75,846	6,188,275
Bruker Corp.	45,590	3,123,371
Charles River Laboratories International, Inc. (a)	24,791	6,051,483
CryoPort, Inc. (a)	23,457	216,508
Cytek Biosciences, Inc. (a)	55,878	374,941
Danaher Corp.	340,247	94,275,639
Fortrea Holdings, Inc. (a)	41,976	1,158,118
Illumina, Inc. (a)	76,722	9,406,117
IQVIA Holdings, Inc. (a)	88,029	21,675,381
Maravai LifeSciences Holdings, Inc. Class A (a)	54,639	531,637
MaxCyte, Inc. (a)	47,653	228,734
Medpace Holdings, Inc. (a)	12,706	4,860,299
Mesa Laboratories, Inc.	2,490	285,155
Mettler-Toledo International, Inc. (a)	10,349	15,741,139
OmniAb, Inc. (a)	43,447	208,111
OmniAb, Inc. (a)(b)	3,335	9,538
OmniAb, Inc. (a)(b)	3,335	8,738

	Shares	Value

Pacific Biosciences of California, Inc. (a)	114,998	$236,896
Quanterix Corp. (a)	17,316	255,584
Repligen Corp. (a)	25,670	4,295,875
Revvity, Inc.	59,654	7,493,139
Sotera Health Co. (a)	68,255	946,697
Standard BioTools, Inc. (a)	119,984	268,764
Thermo Fisher Scientific, Inc.	184,611	113,229,311
Waters Corp. (a)	28,653	9,635,431
West Pharmaceutical Services, Inc.	35,351	10,823,416
TOTAL LIFE SCIENCES TOOLS & SERVICES		346,514,086
PHARMACEUTICALS – 28.0%
Pharmaceuticals – 28.0%
Amneal Pharmaceuticals, Inc. (a)	59,212	434,024
Amphastar Pharmaceuticals, Inc. (a)	18,704	813,998
ANI Pharmaceuticals, Inc. (a)	8,357	549,222
Arvinas, Inc. (a)	23,072	634,711
Axsome Therapeutics, Inc. (a)	15,082	1,316,809
Bristol-Myers Squibb Co.	980,217	46,619,121
Cassava Sciences, Inc. (a)	20,138	447,466
Catalent, Inc. (a)	87,279	5,179,136
Collegium Pharmaceutical, Inc. (a)	15,619	602,425
Corcept Therapeutics, Inc. (a)	44,967	1,738,874
Edgewise Therapeutics, Inc. (a)	18,040	307,221
Elanco Animal Health, Inc. (a)	238,619	3,111,592
Eli Lilly & Co.	390,852	314,350,538
Enliven Therapeutics, Inc. (a)	9,046	238,633
Evolus, Inc. (a)	25,182	312,760
EyePoint Pharmaceuticals, Inc. (a)	23,818	235,322
Harmony Biosciences Holdings, Inc. (a)	14,834	502,279
Innoviva, Inc. (a)	26,968	508,077
Intra-Cellular Therapies, Inc. (a)	42,163	3,319,071
Jazz Pharmaceuticals PLC (a)	28,505	3,142,676
Johnson & Johnson	1,165,461	183,968,019
Ligand Pharmaceuticals, Inc. (a)	8,232	897,206
Liquidia Corp. (a)	24,306	289,971
Longboard Pharmaceuticals, Inc. (a)	13,782	458,114
Merck & Co., Inc.	1,224,882	138,570,901
Mind Medicine MindMed, Inc. (a)	27,212	251,983
Nuvation Bio, Inc. (a)	65,210	249,754
Ocular Therapeutix, Inc. (a)	48,538	410,631
Organon & Co.	123,923	2,708,957
Pacira BioSciences, Inc. (a)	22,079	455,931
Perrigo Co. PLC	65,567	1,853,579
Pfizer, Inc.	2,730,994	83,404,557
Phathom Pharmaceuticals, Inc. (a)	12,970	153,305
Phibro Animal Health Corp. Class A	9,872	186,383
Pliant Therapeutics, Inc. (a)	21,519	307,937
See accompanying notes which are an integral part of the financial statements.
27	Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
PHARMACEUTICALS – continued
Pharmaceuticals – continued
Prestige Consumer Healthcare, Inc. (a)	24,033	$1,701,777
Revance Therapeutics, Inc. (a)	49,046	185,394
Royalty Pharma PLC Class A	183,364	5,165,364
Scilex Holding Co. (a)(c)	34,921	44,420
SIGA Technologies, Inc.	21,695	216,516
Supernus Pharmaceuticals, Inc. (a)	26,784	798,699
Tarsus Pharmaceuticals, Inc. (a)	11,625	282,371
Theravance Biopharma, Inc. (a)	16,869	170,546
Tilray Brands, Inc. (a)	382,666	776,812
Viatris, Inc.	575,551	6,941,145
WaVe Life Sciences Ltd. (a)	39,972	264,215
Zoetis, Inc.	221,442	39,868,418
TOTAL PHARMACEUTICALS		854,946,860
TOTAL COMMON STOCKS (Cost $2,308,970,309)		3,047,122,357
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.21% (d) (Cost $7,884,000)	7,884,000	7,884,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $2,316,854,309)		3,055,006,357
NET OTHER ASSETS (LIABILITIES) – (0.0%)		(290,163)
NET ASSETS – 100.0%		$3,054,716,194

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	Security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $44,420 and all restrictions are set to expire on or before September 30, 2024. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Health Care Select Sector Index Contracts (United States)	43	September 2024	6,542,450	$ 100,006	$ 100,006
CME E-mini Russell 2000 Index Contracts (United States)	6	September 2024	681,900	40,541	40,541
Total Equity Index Contracts					$140,547
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
Annual Report	28

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,047,122,357	$3,047,057,526	$44,420	$20,411
Money Market Funds	7,884,000	7,884,000	—	—
Total Investments in Securities:	$3,055,006,357	$3,054,941,526	$44,420	$20,411
Derivative Instruments:
Assets
Futures Contracts	$140,547	$140,547	$—	$—
Total Assets	$140,547	$140,547	$—	$—
Total Derivative Instruments:	$140,547	$140,547	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$140,547	$0
Total Equity Risk	140,547	0
Total Value of Derivatives	$140,547	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
29	Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
AEROSPACE & DEFENSE – 19.5%
Aerospace & Defense – 19.5%
AAR Corp. (a)	8,701	$562,085
AeroVironment, Inc. (a)	6,821	1,217,821
Archer Aviation, Inc. Class A (a)	51,462	214,597
Astronics Corp. (a)	6,991	161,003
Axon Enterprise, Inc. (a)	17,332	5,199,773
Boeing Co. (a)	140,063	26,696,008
BWX Technologies, Inc.	22,094	2,198,132
Cadre Holdings, Inc.	6,253	229,485
Curtiss-Wright Corp.	9,260	2,728,922
Ducommun, Inc. (a)	3,184	204,317
General Dynamics Corp.	56,276	16,810,204
General Electric Co.	264,181	44,963,606
HEICO Corp.	10,594	2,556,756
HEICO Corp. Class A	18,188	3,457,721
Hexcel Corp.	20,089	1,330,093
Howmet Aerospace, Inc.	93,757	8,972,545
Huntington Ingalls Industries, Inc.	9,582	2,682,768
Kratos Defense & Security Solutions, Inc. (a)	36,250	817,075
L3Harris Technologies, Inc.	45,932	10,421,511
Leonardo DRS, Inc. (a)	9,901	279,208
Lockheed Martin Corp.	52,304	28,344,584
Mercury Systems, Inc. (a)	12,199	433,674
Moog, Inc. Class A	6,952	1,363,287
National Presto Industries, Inc.	1,391	106,370
Northrop Grumman Corp.	34,008	16,470,755
Rocket Lab USA, Inc. (a)	76,865	402,773
RTX Corp.	321,299	37,749,419
Spirit AeroSystems Holdings, Inc. Class A (a)	28,104	1,018,770
Textron, Inc.	46,512	4,320,965
TransDigm Group, Inc.	13,438	17,391,728
Triumph Group, Inc. (a)	19,252	315,540
V2X, Inc. (a)	3,204	167,025
Woodward, Inc.	14,578	2,274,022
TOTAL AEROSPACE & DEFENSE		242,062,542
AIR FREIGHT & LOGISTICS – 4.0%
Air Freight & Logistics – 4.0%
Air Transport Services Group, Inc. (a)	4,245	68,514
CH Robinson Worldwide, Inc.	27,974	2,491,085
Expeditors International of Washington, Inc.	34,788	4,342,238
FedEx Corp.	56,539	17,088,913
Forward Air Corp.	6,718	170,368
GXO Logistics, Inc. (a)	28,963	1,621,349
Hub Group, Inc. Class A	15,078	705,198

	Shares	Value

United Parcel Service, Inc. Class B	175,877	$22,929,085
TOTAL AIR FREIGHT & LOGISTICS		49,416,750
BUILDING PRODUCTS – 7.7%
Building Products – 7.7%
A.O. Smith Corp.	29,328	2,494,053
AAON, Inc.	16,871	1,493,590
Advanced Drainage Systems, Inc.	16,910	2,993,746
Allegion PLC	21,087	2,884,912
American Woodmark Corp. (a)	3,850	393,278
Apogee Enterprises, Inc.	5,310	364,478
Armstrong World Industries, Inc.	10,562	1,387,847
AZEK Co., Inc. (a)	31,730	1,424,360
AZZ, Inc.	6,773	541,569
Builders FirstSource, Inc. (a)	29,487	4,935,239
Carlisle Cos., Inc.	11,557	4,837,529
Carrier Global Corp.	195,753	13,332,737
CSW Industrials, Inc.	3,762	1,220,468
Fortune Brands Innovations, Inc.	30,493	2,464,139
Gibraltar Industries, Inc. (a)	7,305	542,542
Griffon Corp.	9,563	689,110
Hayward Holdings, Inc. (a)	36,726	543,178
Insteel Industries, Inc.	4,595	157,379
Janus International Group, Inc. (a)	33,439	482,190
JELD-WEN Holding, Inc. (a)	20,805	347,235
Johnson Controls International PLC	164,676	11,780,921
Lennox International, Inc.	7,747	4,520,375
Masco Corp.	53,130	4,136,171
MasterBrand, Inc. (a)	30,580	551,969
Owens Corning	21,031	3,919,758
Quanex Building Products Corp.	11,295	377,253
Resideo Technologies, Inc. (a)	35,151	798,631
Simpson Manufacturing Co., Inc.	10,220	1,963,160
Trane Technologies PLC	54,872	18,342,612
Trex Co., Inc. (a)	26,261	2,196,207
UFP Industries, Inc.	14,910	1,967,076
Zurn Elkay Water Solutions Corp.	35,210	1,142,917
TOTAL BUILDING PRODUCTS		95,226,629
COMMERCIAL SERVICES & SUPPLIES – 8.0%
Commercial Printing – 0.1%
Brady Corp. Class A	10,941	783,485
Cimpress PLC (a)	4,203	383,608
Deluxe Corp.	10,868	264,962
Ennis, Inc.	6,495	154,840
		1,586,895
Diversified Support Services – 2.5%
ACV Auctions, Inc. Class A (a)	35,669	609,226
Cintas Corp.	22,067	16,857,864
Copart, Inc. (a)	209,189	10,946,860
Driven Brands Holdings, Inc. (a)	16,520	222,029

See accompanying notes which are an integral part of the financial statements.
Annual Report	30

Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Diversified Support Services – continued
Healthcare Services Group, Inc. (a)	17,674	$202,014
Liquidity Services, Inc. (a)	5,665	127,293
Matthews International Corp. Class A	7,069	204,648
OPENLANE, Inc. (a)	26,557	474,839
UniFirst Corp.	3,652	710,460
Vestis Corp.	30,932	401,188
Viad Corp. (a)	5,320	176,890
VSE Corp.	3,888	345,993
		31,279,304
Environmental & Facilities Services – 4.9%
ABM Industries, Inc.	15,329	851,679
BrightView Holdings, Inc. (a)	14,835	213,476
Casella Waste Systems, Inc. Class A (a)	13,793	1,428,403
CECO Environmental Corp. (a)	7,121	207,933
Clean Harbors, Inc. (a)	12,397	2,959,536
Enviri Corp. (a)	19,945	235,750
Montrose Environmental Group, Inc. (a)	7,054	224,952
Republic Services, Inc.	53,278	10,352,981
Rollins, Inc.	70,289	3,367,546
Stericycle, Inc. (a)	22,472	1,315,736
Tetra Tech, Inc.	12,926	2,756,340
Veralto Corp.	59,607	6,351,722
Waste Connections, Inc.	62,267	11,069,204
Waste Management, Inc.	97,042	19,666,532
		61,001,790
Office Services & Supplies – 0.3%
ACCO Brands Corp.	24,789	126,672
HNI Corp.	11,636	639,398
Interface, Inc.	14,354	248,037
MillerKnoll, Inc.	17,627	546,790
MSA Safety, Inc.	9,007	1,699,171
Pitney Bowes, Inc.	18,240	120,384
Steelcase, Inc. Class A	20,968	303,826
		3,684,278
Security & Alarm Services – 0.2%
Brink's Co.	10,791	1,186,902
CoreCivic, Inc. (a)	27,289	380,409
GEO Group, Inc. (a)	30,810	446,745
		2,014,056
TOTAL COMMERCIAL SERVICES & SUPPLIES		99,566,323
CONSTRUCTION & ENGINEERING – 2.9%
Construction & Engineering – 2.9%
AECOM	32,909	2,981,884
Ameresco, Inc. Class A (a)	7,877	248,677
API Group Corp. (a)	47,440	1,797,502

	Shares	Value

Arcosa, Inc.	11,790	$1,095,409
Argan, Inc.	2,983	235,448
Comfort Systems USA, Inc.	8,630	2,868,784
Construction Partners, Inc. Class A (a)	10,675	690,139
Dycom Industries, Inc. (a)	7,019	1,288,057
EMCOR Group, Inc.	11,347	4,260,118
Fluor Corp. (a)	41,094	1,976,621
Granite Construction, Inc.	10,668	730,331
Great Lakes Dredge & Dock Corp. (a)	16,487	155,472
IES Holdings, Inc. (a)	2,200	338,734
MasTec, Inc. (a)	15,333	1,687,090
MDU Resources Group, Inc.	46,938	1,264,510
MYR Group, Inc. (a)	4,017	564,308
Primoris Services Corp.	12,963	732,021
Quanta Services, Inc.	35,373	9,387,287
Sterling Infrastructure, Inc. (a)	7,463	868,395
Tutor Perini Corp. (a)	10,691	266,099
Valmont Industries, Inc.	4,887	1,458,085
WillScot Holdings Corp. (a)	45,954	1,884,114
TOTAL CONSTRUCTION & ENGINEERING		36,779,085
ELECTRICAL EQUIPMENT – 8.6%
Electrical Components & Equipment – 7.6%
Acuity Brands, Inc.	7,416	1,864,012
Allient, Inc.	3,711	107,396
AMETEK, Inc.	55,871	9,692,501
Array Technologies, Inc. (a)	36,367	382,581
Atkore, Inc.	8,920	1,204,200
ChargePoint Holdings, Inc. (a)	90,140	195,604
Eaton Corp. PLC	96,633	29,452,772
Emerson Electric Co.	138,147	16,178,395
EnerSys	9,787	1,075,885
Enovix Corp. (a)	35,002	504,379
Fluence Energy, Inc. (a)	15,568	255,004
FuelCell Energy, Inc. (a)	108,059	54,721
Generac Holdings, Inc. (a)	14,571	2,268,413
GrafTech International Ltd. (a)	48,858	37,528
Hubbell, Inc.	12,934	5,117,337
LSI Industries, Inc.	6,687	114,080
NEXTracker, Inc. Class A (a)	29,650	1,457,001
nVent Electric PLC	39,782	2,889,367
Plug Power, Inc. (a)	188,524	465,654
Powell Industries, Inc.	2,337	429,143
Preformed Line Products Co.	595	82,033
Regal Rexnord Corp.	16,077	2,583,252
Rockwell Automation, Inc.	27,698	7,718,048
Sensata Technologies Holding PLC	36,338	1,416,819
Shoals Technologies Group, Inc. Class A (a)	40,735	264,777
See accompanying notes which are an integral part of the financial statements.
31	Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
SunPower Corp. (a)	24,607	$21,002
Sunrun, Inc. (a)	53,386	935,857
Thermon Group Holdings, Inc. (a)	8,320	272,979
Vertiv Holdings Co. Class A	87,684	6,900,731
Vicor Corp. (a)	5,483	230,889
		94,172,360
Heavy Electrical Equipment – 1.0%
Bloom Energy Corp. Class A (a)	49,126	665,166
GE Vernova, Inc. (a)	66,231	11,805,013
		12,470,179
TOTAL ELECTRICAL EQUIPMENT		106,642,539
GROUND TRANSPORTATION – 10.2%
Cargo Ground Transportation – 2.3%
ArcBest Corp.	5,686	716,720
Covenant Logistics Group, Inc.	1,892	105,857
Heartland Express, Inc.	11,239	145,770
JB Hunt Transport Services, Inc.	19,977	3,459,018
Knight-Swift Transportation Holdings, Inc.	38,815	2,112,700
Landstar System, Inc.	8,592	1,634,628
Marten Transport Ltd.	15,092	283,881
Old Dominion Freight Line, Inc.	47,330	9,947,819
RXO, Inc. (a)	28,612	907,286
Ryder System, Inc.	10,748	1,506,440
Saia, Inc. (a)	6,428	2,685,940
Schneider National, Inc. Class B	13,414	360,971
U-Haul Holding Co.	23,523	1,499,121
Universal Logistics Holdings, Inc.	1,923	82,747
Werner Enterprises, Inc.	14,728	577,190
XPO, Inc. (a)	28,071	3,225,077
		29,251,165
Passenger Ground Transportation – 2.5%
Avis Budget Group, Inc.	4,337	438,080
Hertz Global Holdings, Inc. (a)	29,511	120,405
Lyft, Inc. Class A (a)	89,856	1,082,765
Uber Technologies, Inc. (a)	452,694	29,185,182
		30,826,432
Rail Transportation – 5.4%
CSX Corp.	473,412	16,616,761
FTAI Infrastructure, Inc.	24,586	253,482
Norfolk Southern Corp.	54,584	13,621,983
Union Pacific Corp.	147,350	36,355,666
		66,847,892
TOTAL GROUND TRANSPORTATION		126,925,489
INDUSTRIAL CONGLOMERATES – 4.0%
Industrial Conglomerates – 4.0%
3M Co.	133,556	17,035,068

	Shares	Value

Honeywell International, Inc.	157,595	$32,267,576
TOTAL INDUSTRIAL CONGLOMERATES		49,302,644
MACHINERY – 19.6%
Agricultural & Farm Machinery – 2.5%
AGCO Corp.	15,363	1,450,574
Alamo Group, Inc.	2,597	500,494
CNH Industrial NV	210,754	2,244,530
Deere & Co.	63,899	23,769,150
Lindsay Corp.	2,725	343,323
Titan International, Inc. (a)	12,530	106,756
Toro Co.	25,248	2,416,991
		30,831,818
Construction Machinery & Heavy Transportation Equipment – 6.4%
Allison Transmission Holdings, Inc.	21,084	1,867,832
Astec Industries, Inc.	5,087	178,503
Atmus Filtration Technologies, Inc. (a)	20,152	621,488
Blue Bird Corp. (a)	7,395	385,427
Caterpillar, Inc.	120,672	41,776,646
Cummins, Inc.	33,047	9,643,115
Douglas Dynamics, Inc.	5,417	156,605
Federal Signal Corp.	14,783	1,477,857
Greenbrier Cos., Inc.	7,557	385,483
Manitowoc Co., Inc. (a)	8,907	112,585
Nikola Corp. (a)	8,845	79,428
Oshkosh Corp.	15,854	1,722,537
PACCAR, Inc.	126,623	12,492,625
REV Group, Inc.	11,884	346,775
Terex Corp.	16,130	1,020,384
Trinity Industries, Inc.	19,790	654,257
Wabash National Corp.	10,927	234,821
Westinghouse Air Brake Technologies Corp.	42,789	6,895,447
		80,051,815
Industrial Machinery & Supplies & Components – 10.7%
3D Systems Corp. (a)	31,084	113,457
Albany International Corp. Class A	7,555	706,997
Barnes Group, Inc.	11,030	444,950
Chart Industries, Inc. (a)	10,201	1,643,177
Columbus McKinnon Corp.	7,101	270,974
Crane Co.	11,729	1,881,566
Donaldson Co., Inc.	29,100	2,177,262
Dover Corp.	33,213	6,119,827
Energy Recovery, Inc. (a)	13,607	198,390
Enerpac Tool Group Corp.	13,210	531,042
Enpro, Inc.	4,844	828,033
Esab Corp.	13,848	1,406,957
ESCO Technologies, Inc.	6,229	765,918
Flowserve Corp.	31,693	1,602,081
Fortive Corp.	84,943	6,103,155

See accompanying notes which are an integral part of the financial statements.
Annual Report	32

Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery & Supplies & Components – continued
Franklin Electric Co., Inc.	9,542	$1,017,368
Gates Industrial Corp. PLC (a)	47,918	890,796
Gorman-Rupp Co.	4,992	206,219
Graco, Inc.	40,694	3,461,025
Helios Technologies, Inc.	8,151	374,538
Hillenbrand, Inc.	16,922	748,460
Hillman Solutions Corp. (a)	47,278	479,872
Hyster-Yale, Inc.	2,067	168,957
IDEX Corp.	18,289	3,812,891
Illinois Tool Works, Inc.	72,202	17,854,111
Ingersoll Rand, Inc.	97,487	9,787,695
ITT, Inc.	19,889	2,813,498
John Bean Technologies Corp.	7,760	763,429
Kadant, Inc.	2,837	997,177
Kennametal, Inc.	18,132	473,970
Lincoln Electric Holdings, Inc.	13,711	2,816,376
Middleby Corp. (a)	12,918	1,751,422
Mueller Industries, Inc.	25,970	1,842,312
Mueller Water Products, Inc. Class A	37,766	781,001
Nordson Corp.	13,137	3,288,585
Omega Flex, Inc.	843	44,325
Otis Worldwide Corp.	97,976	9,258,732
Parker-Hannifin Corp.	31,030	17,412,795
Pentair PLC	39,971	3,512,252
Proto Labs, Inc. (a)	6,201	215,919
RBC Bearings, Inc. (a)	6,709	1,951,246
Snap-on, Inc.	12,717	3,650,160
SPX Technologies, Inc. (a)	10,997	1,622,497
Standex International Corp.	2,850	532,380
Stanley Black & Decker, Inc.	37,184	3,927,374
Symbotic, Inc. (a)	8,517	228,341
Tennant Co.	4,431	477,174
Timken Co.	16,107	1,400,504
Watts Water Technologies, Inc. Class A	6,608	1,371,292
Xylem, Inc.	58,423	7,799,470
		132,527,949
TOTAL MACHINERY		243,411,582
MARINE TRANSPORTATION – 0.1%
Marine Transportation – 0.1%
Genco Shipping & Trading Ltd.	10,049	195,051
Kirby Corp. (a)	3,576	439,419
Matson, Inc.	2,140	283,999
TOTAL MARINE TRANSPORTATION		918,469

	Shares	Value
PASSENGER AIRLINES – 0.3%
Passenger Airlines – 0.3%
Alaska Air Group, Inc. (a)	7,539	$282,939
Allegiant Travel Co.	1,115	62,518
American Airlines Group, Inc. (a)	39,340	418,578
Delta Air Lines, Inc.	39,006	1,678,038
Frontier Group Holdings, Inc. (a)	13,534	53,324
JetBlue Airways Corp. (a)	20,984	134,507
Joby Aviation, Inc. (a)	41,749	249,659
SkyWest, Inc. (a)	2,458	196,493
Southwest Airlines Co.	36,159	974,123
Sun Country Airlines Holdings, Inc. (a)	3,599	47,147
TOTAL PASSENGER AIRLINES		4,097,326
PROFESSIONAL SERVICES – 9.2%
Data Processing & Outsourced Services – 1.2%
Broadridge Financial Solutions, Inc.	28,413	6,080,382
Concentrix Corp.	10,394	732,777
Conduent, Inc. (a)	38,933	158,847
CSG Systems International, Inc.	7,127	333,829
ExlService Holdings, Inc. (a)	40,080	1,413,221
Maximus, Inc.	14,784	1,373,286
SS&C Technologies Holdings, Inc.	53,780	3,923,251
TaskUS, Inc. Class A (a)	4,305	71,075
TTEC Holdings, Inc.	4,447	35,487
Verra Mobility Corp. (a)	38,300	1,153,979
		15,276,134
Human Resource & Employment Services – 4.0%
Alight, Inc. Class A (a)	92,696	701,709
Automatic Data Processing, Inc.	99,264	26,068,712
Barrett Business Services, Inc.	6,266	228,333
Dayforce, Inc. (a)	35,769	2,120,386
First Advantage Corp.	12,322	212,185
Heidrick & Struggles International, Inc.	4,930	197,890
Insperity, Inc.	8,514	874,558
Kelly Services, Inc. Class A	7,700	181,181
Kforce, Inc.	4,422	307,196
Korn Ferry	12,640	931,821
ManpowerGroup, Inc.	11,657	892,693
Paychex, Inc.	78,286	10,022,174
Paycom Software, Inc.	12,436	2,074,200
Paycor HCM, Inc. (a)	17,007	211,057
Paylocity Holding Corp. (a)	10,895	1,635,013
Robert Half, Inc.	25,411	1,631,132
Sterling Check Corp. (a)	6,913	108,396
TriNet Group, Inc.	7,992	833,166
Upwork, Inc. (a)	31,555	382,446
		49,614,248
See accompanying notes which are an integral part of the financial statements.
33	Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
PROFESSIONAL SERVICES – continued
Research & Consulting Services – 4.0%
Booz Allen Hamilton Holding Corp.	31,363	$4,494,632
CACI International, Inc. Class A (a)	5,388	2,486,454
CBIZ, Inc. (a)	10,955	760,277
Clarivate PLC (a)	73,405	494,750
CRA International, Inc.	1,713	299,432
Dun & Bradstreet Holdings, Inc.	68,954	750,220
Equifax, Inc.	30,023	8,387,525
Exponent, Inc.	12,180	1,292,054
Franklin Covey Co. (a)	2,630	114,957
FTI Consulting, Inc. (a)	8,616	1,878,029
Huron Consulting Group, Inc. (a)	4,453	489,875
ICF International, Inc.	4,557	670,335
Jacobs Solutions, Inc.	30,376	4,445,528
KBR, Inc.	32,504	2,164,441
Legalzoom.com, Inc. (a)	29,257	195,437
Leidos Holdings, Inc.	31,035	4,481,454
NV5 Global, Inc. (a)	3,462	357,071
Parsons Corp. (a)	11,513	1,051,943
Planet Labs PBC (a)	50,661	128,679
Resources Connection, Inc.	7,981	95,213
Science Applications International Corp.	12,517	1,557,115
TransUnion	46,950	4,237,707
Verisk Analytics, Inc.	34,495	9,029,066
		49,862,194
TOTAL PROFESSIONAL SERVICES		114,752,576
TRADING COMPANIES & DISTRIBUTORS – 5.7%
Trading Companies & Distributors – 5.7%
Air Lease Corp.	25,539	1,267,245
Alta Equipment Group, Inc.	5,167	54,254
Applied Industrial Technologies, Inc.	9,337	2,037,240
Beacon Roofing Supply, Inc. (a)	15,335	1,576,438
BlueLinx Holdings, Inc. (a)	1,986	239,492
Boise Cascade Co.	9,571	1,359,943
Core & Main, Inc. Class A (a)	46,493	2,485,981
Custom Truck One Source, Inc. (a)	14,664	73,467
Distribution Solutions Group, Inc. (a)	2,262	76,342
DNOW, Inc. (a)	26,326	404,367
DXP Enterprises, Inc. (a)	3,242	177,532
Fastenal Co.	138,354	9,788,545

	Shares	Value

Ferguson PLC	49,009	$10,911,854
FTAI Aviation Ltd.	24,184	2,695,307
GATX Corp.	8,153	1,137,343
Global Industrial Co.	4,586	159,960
GMS, Inc. (a)	9,181	883,488
H&E Equipment Services, Inc.	7,865	411,339
Herc Holdings, Inc.	6,514	1,015,142
Hudson Technologies, Inc. (a)	9,783	83,742
McGrath RentCorp	5,977	656,454
MRC Global, Inc. (a)	20,965	303,573
MSC Industrial Direct Co., Inc. Class A	10,949	973,914
Rush Enterprises, Inc. Class A	15,033	766,833
Rush Enterprises, Inc. Class B	1,617	76,452
SiteOne Landscape Supply, Inc. (a)	10,924	1,602,332
Titan Machinery, Inc. (a)	5,018	89,471
Transcat, Inc. (a)	2,208	254,450
United Rentals, Inc.	16,237	12,293,033
Watsco, Inc.	8,204	4,015,776
WESCO International, Inc.	11,082	1,938,796
WW Grainger, Inc.	10,694	10,446,006
Xometry, Inc. Class A (a)	9,835	143,886
TOTAL TRADING COMPANIES & DISTRIBUTORS		70,399,997
TOTAL COMMON STOCKS (Cost $969,446,788)		1,239,501,951
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.21% (b) (Cost $2,260,000)	2,260,000	2,260,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $971,706,788)		1,241,761,951
NET OTHER ASSETS (LIABILITIES) – 0.0%		463,863
NET ASSETS – 100.0%		$1,242,225,814

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Annual Report	34

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Industrial Select Sector Index Contracts (United States)	17	September 2024	2,205,750	$ 84,714	$ 84,714
CME E-mini Russell 2000 Index Contracts (United States)	3	September 2024	340,950	22,635	22,635
Total Equity Index Contracts					$107,349
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,239,501,951	$1,239,501,951	$—	$—
Money Market Funds	2,260,000	2,260,000	—	—
Total Investments in Securities:	$1,241,761,951	$1,241,761,951	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$107,349	$107,349	$—	$—
Total Assets	$107,349	$107,349	$—	$—
Total Derivative Instruments:	$107,349	$107,349	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$107,349	$0
Total Equity Risk	107,349	0
Total Value of Derivatives	$107,349	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
35	Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 3.2%
Communications Equipment – 3.2%
Applied Optoelectronics, Inc. (a)	107,886	$1,030,311
Arista Networks, Inc. (a)	212,426	73,616,230
Calix, Inc. (a)	173,812	7,148,888
Ciena Corp. (a)	194,850	10,276,389
Cisco Systems, Inc.	3,167,383	153,459,706
Clearfield, Inc. (a)	39,902	1,731,747
Digi International, Inc. (a)	108,588	2,964,452
Extreme Networks, Inc. (a)	386,045	5,520,444
F5, Inc. (a)	68,565	13,962,577
Harmonic, Inc. (a)	317,499	4,654,535
Infinera Corp. (a)	626,411	3,720,881
Juniper Networks, Inc.	366,041	13,796,085
Lumentum Holdings, Inc. (a)	144,524	7,483,453
Motorola Solutions, Inc.	135,433	54,026,932
NETGEAR, Inc. (a)	85,972	1,365,235
Netscout Systems, Inc. (a)	211,510	4,304,229
Ribbon Communications, Inc. (a)	291,255	987,355
ViaSat, Inc. (a)	186,642	3,773,901
Viavi Solutions, Inc. (a)	658,618	5,295,289
TOTAL COMMUNICATIONS EQUIPMENT		369,118,639
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.5%
Electronic Components – 1.2%
Amphenol Corp. Class A	960,998	61,753,732
Bel Fuse, Inc. Class B	31,811	2,362,603
Belden, Inc.	77,688	7,200,901
Coherent Corp. (a)	187,472	13,063,049
Corning, Inc.	725,841	29,040,898
Knowles Corp. (a)	268,853	4,911,944
Lightwave Logic, Inc. (a)	339,182	1,173,570
Littelfuse, Inc.	35,483	9,477,864
Rogers Corp. (a)	49,252	6,017,609
Vishay Intertechnology, Inc.	275,673	6,701,611
		141,703,781
Electronic Equipment & Instruments – 1.5%
Advanced Energy Industries, Inc.	69,732	8,114,713
Arlo Technologies, Inc. (a)	269,405	4,084,180
Badger Meter, Inc.	46,381	9,561,907
Cognex Corp.	226,677	11,247,713
Crane NXT Co.	107,187	6,739,919
Evolv Technologies Holdings, Inc. (a)	335,569	1,164,424
Itron, Inc. (a)	77,251	7,990,843
Keysight Technologies, Inc. (a)	158,910	22,179,069
Mirion Technologies, Inc. (a)	517,556	5,455,040
Napco Security Technologies, Inc.	108,826	6,073,579
nLight, Inc. (a)	135,948	1,640,892
Novanta, Inc. (a)	52,816	9,569,203
OSI Systems, Inc. (a)	42,132	6,234,693
PAR Technology Corp. (a)	100,454	5,086,991

	Shares	Value

SmartRent, Inc. (a)	537,924	$989,780
Teledyne Technologies, Inc. (a)	45,777	19,311,485
Trimble, Inc. (a)	256,716	14,001,291
Vishay Precision Group, Inc. (a)	37,498	1,285,806
Vontier Corp.	221,933	8,706,432
Zebra Technologies Corp. Class A (a)	52,113	18,301,564
		167,739,524
Electronic Manufacturing Services – 1.1%
Benchmark Electronics, Inc.	107,065	5,125,202
CTS Corp.	86,588	4,232,421
Fabrinet (a)	50,134	11,057,555
Flex Ltd. (a)	461,048	14,822,693
IPG Photonics Corp. (a)	71,989	5,787,916
Jabil, Inc.	125,450	14,134,452
Kimball Electronics, Inc. (a)	77,684	1,841,111
Methode Electronics, Inc.	102,753	1,300,853
Plexus Corp. (a)	62,320	7,987,554
Sanmina Corp. (a)	108,424	8,167,580
TE Connectivity Ltd.	257,759	39,779,946
TTM Technologies, Inc. (a)	304,524	5,901,675
		120,138,958
Technology Distributors – 0.7%
Arrow Electronics, Inc. (a)	72,512	8,969,009
Avnet, Inc.	149,528	8,038,625
CDW Corp.	118,203	25,781,257
ePlus, Inc. (a)	74,722	6,868,446
Insight Enterprises, Inc. (a)	41,780	9,379,610
PC Connection, Inc.	36,100	2,583,677
ScanSource, Inc. (a)	76,514	3,982,554
TD SYNNEX Corp.	101,869	12,139,729
		77,742,907
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		507,325,170
IT SERVICES – 5.1%
Human Resource & Employment Services – 0.0%
ASGN, Inc. (a)	78,689	7,449,488
Internet Services & Infrastructure – 1.5%
Akamai Technologies, Inc. (a)	158,156	15,543,572
BigCommerce Holdings, Inc. (a)	198,434	1,607,315
Cloudflare, Inc. Class A (a)	279,369	21,651,098
Couchbase, Inc. (a)	116,638	2,238,283
DigitalOcean Holdings, Inc. (a)	157,556	5,219,830
Fastly, Inc. Class A (a)	377,292	3,056,065
GoDaddy, Inc. Class A (a)	141,807	20,625,828
MongoDB, Inc. (a)	65,694	16,578,538
Okta, Inc. (a)	161,449	15,166,519
Snowflake, Inc. Class A (a)	249,229	32,494,477
Squarespace, Inc. Class A (a)	149,334	6,599,070
Twilio, Inc. Class A (a)	200,010	11,826,591

See accompanying notes which are an integral part of the financial statements.
Annual Report	36

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Internet Services & Infrastructure – continued
VeriSign, Inc. (a)	92,210	$17,244,192
		169,851,378
IT Consulting & Other Services – 3.6%
Accenture PLC Class A	489,285	161,767,407
Cognizant Technology Solutions Corp. Class A	431,673	32,669,013
DXC Technology Co. (a)	409,168	8,322,477
EPAM Systems, Inc. (a)	65,598	14,112,098
Gartner, Inc. (a)	67,340	33,750,135
Grid Dynamics Holdings, Inc. (a)	175,442	2,263,202
Hackett Group, Inc.	75,798	2,067,769
International Business Machines Corp.	708,586	136,147,714
Kyndryl Holdings, Inc. (a)	365,067	9,809,350
Perficient, Inc. (a)	103,339	7,792,794
Thoughtworks Holding, Inc. (a)	336,453	1,170,856
		409,872,815
TOTAL IT SERVICES		587,173,681
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 33.4%
Semiconductor Materials & Equipment – 4.1%
ACM Research, Inc. Class A (a)	135,575	2,433,571
Amkor Technology, Inc.	213,973	6,988,358
Applied Materials, Inc.	661,238	140,314,704
Axcelis Technologies, Inc. (a)	63,270	7,994,164
Cohu, Inc. (a)	141,480	4,525,945
Enphase Energy, Inc. (a)	139,553	16,063,946
Entegris, Inc.	144,923	17,142,942
FormFactor, Inc. (a)	149,107	7,986,171
Ichor Holdings Ltd. (a)	99,216	3,373,344
KLA Corp.	110,307	90,790,382
Kulicke & Soffa Industries, Inc.	133,451	6,294,884
Lam Research Corp.	106,305	97,932,418
MKS Instruments, Inc.	82,681	10,409,538
Onto Innovation, Inc. (a)	58,476	11,186,459
PDF Solutions, Inc. (a)	91,879	3,224,034
Photronics, Inc. (a)	187,470	4,763,613
SolarEdge Technologies, Inc. (a)	132,117	3,812,897
Teradyne, Inc.	151,765	19,905,497
Ultra Clean Holdings, Inc. (a)	127,646	5,521,966
Veeco Instruments, Inc. (a)	155,433	6,436,480
		467,101,313
Semiconductors – 29.3%
Advanced Micro Devices, Inc. (a)	1,247,942	180,302,660
Allegro MicroSystems, Inc. (a)	297,769	7,158,367
Alpha & Omega Semiconductor Ltd. (a)	71,526	2,961,176
Ambarella, Inc. (a)	115,844	6,098,028
Analog Devices, Inc.	396,531	91,749,343

	Shares	Value

Broadcom, Inc.	3,449,498	$554,265,339
CEVA, Inc. (a)	70,818	1,419,901
Cirrus Logic, Inc. (a)	85,911	11,209,667
Credo Technology Group Holding Ltd. (a)	329,035	9,130,721
Diodes, Inc. (a)	94,046	7,354,397
First Solar, Inc. (a)	100,901	21,793,607
Impinj, Inc. (a)	48,757	7,766,503
indie Semiconductor, Inc. Class A (a)	462,446	2,765,427
Intel Corp.	3,286,274	101,020,063
Lattice Semiconductor Corp. (a)	161,251	8,546,303
MACOM Technology Solutions Holdings, Inc. (a)	85,635	8,642,284
Marvell Technology, Inc.	701,549	46,989,752
MaxLinear, Inc. (a)	230,949	3,265,619
Microchip Technology, Inc.	447,592	39,737,218
Micron Technology, Inc.	867,520	95,271,046
Monolithic Power Systems, Inc.	41,791	36,069,394
Navitas Semiconductor Corp. (a)	374,791	1,390,475
NVIDIA Corp.	13,989,948	1,637,103,715
NXP Semiconductors NV	209,561	55,148,073
ON Semiconductor Corp. (a)	380,720	29,791,340
Power Integrations, Inc.	101,972	7,448,035
Qorvo, Inc. (a)	115,858	13,879,788
QUALCOMM, Inc.	870,507	157,518,242
Rambus, Inc. (a)	154,451	7,944,960
Semtech Corp. (a)	192,817	6,116,155
Silicon Laboratories, Inc. (a)	57,548	6,913,241
SiTime Corp. (a)	50,175	7,122,341
Skyworks Solutions, Inc.	165,822	18,840,696
SMART Global Holdings, Inc. (a)	155,391	3,636,149
Synaptics, Inc. (a)	75,910	6,628,461
Texas Instruments, Inc.	704,914	143,668,522
Universal Display Corp.	58,408	13,002,789
Wolfspeed, Inc. (a)	254,176	4,791,218
		3,364,461,015
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		3,831,562,328
SOFTWARE – 34.7%
Application Software – 13.6%
ACI Worldwide, Inc. (a)	203,565	8,800,115
Adobe, Inc. (a)	355,791	196,272,105
Agilysys, Inc. (a)	65,514	7,343,464
Alarm.com Holdings, Inc. (a)	98,618	6,957,500
Alkami Technology, Inc. (a)	143,112	4,684,056
Altair Engineering, Inc. Class A (a)	90,108	7,961,943
Amplitude, Inc. Class A (a)	222,403	1,903,770
ANSYS, Inc. (a)	77,874	24,423,623
Appfolio, Inc. Class A (a)	33,604	7,442,614
See accompanying notes which are an integral part of the financial statements.
37	Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
AppLovin Corp. Class A (a)	240,979	$18,579,481
Asana, Inc. Class A (a)	252,898	3,679,666
Aspen Technology, Inc. (a)	41,109	7,726,437
Atlassian Corp. Class A (a)	140,926	24,883,304
Aurora Innovation, Inc. (a)	2,098,626	8,394,504
Autodesk, Inc. (a)	178,026	44,064,995
AvePoint, Inc. (a)	330,491	3,602,352
Bentley Systems, Inc. Class B	236,362	11,520,284
Bill Holdings, Inc. (a)	150,874	7,537,665
Blackbaud, Inc. (a)	87,228	6,924,159
Blackline, Inc. (a)	121,377	5,767,835
Box, Inc. Class A (a)	270,650	7,610,678
Braze, Inc. Class A (a)	142,450	6,276,347
C3.ai, Inc. Class A (a)	256,567	6,863,167
Cadence Design Systems, Inc. (a)	217,960	58,339,174
CCC Intelligent Solutions Holdings, Inc. (a)	607,156	6,229,421
Cerence, Inc. (a)	124,116	394,689
Cipher Mining, Inc. (a)	526,349	2,752,805
Cleanspark, Inc. (a)	403,360	6,453,760
Clear Secure, Inc. Class A	262,305	5,600,212
Clearwater Analytics Holdings, Inc. Class A (a)	390,088	7,626,220
Confluent, Inc. Class A (a)	288,432	7,216,569
CS Disco, Inc. (a)	87,810	542,666
Daily Journal Corp. (a)	3,912	1,821,427
Datadog, Inc. Class A (a)	239,291	27,863,044
Digimarc Corp. (a)	46,800	1,497,132
DocuSign, Inc. (a)	224,673	12,464,858
DoubleVerify Holdings, Inc. (a)	339,502	7,170,282
Dropbox, Inc. Class A (a)	369,502	8,838,488
Dynatrace, Inc. (a)	287,205	12,614,044
E2open Parent Holdings, Inc. (a)	504,726	2,357,070
Elastic NV (a)	104,137	11,420,705
Enfusion, Inc. Class A (a)	105,925	1,004,169
Envestnet, Inc. (a)	55,611	3,446,770
Fair Isaac Corp. (a)	21,978	35,164,800
Five9, Inc. (a)	137,669	6,133,154
Freshworks, Inc. Class A (a)	446,207	5,577,587
Guidewire Software, Inc. (a)	94,122	14,124,888
HashiCorp, Inc. Class A (a)	245,055	8,270,606
HubSpot, Inc. (a)	42,688	21,217,217
Hut 8 Corp. (a)	237,662	3,479,372
Informatica, Inc. Class A (a)	188,991	4,524,444
Intapp, Inc. (a)	131,369	4,706,951
InterDigital, Inc.	58,985	7,240,999
Intuit, Inc.	218,786	141,631,117
Jamf Holding Corp. (a)	152,252	2,787,734
Klaviyo, Inc. Class A (a)	171,444	4,491,833

	Shares	Value

LiveRamp Holdings, Inc. (a)	182,213	$5,517,410
Manhattan Associates, Inc. (a)	64,888	16,571,097
Marathon Digital Holdings, Inc. (a)	419,621	8,253,945
Matterport, Inc. (a)	827,940	3,676,054
MeridianLink, Inc. (a)	68,943	1,629,123
MicroStrategy, Inc. Class A (a)	15,723	25,383,840
Mitek Systems, Inc. (a)	139,724	1,859,726
nCino, Inc. (a)	183,895	6,024,400
NCR Voyix Corp. (a)	407,914	6,016,731
NextNav, Inc. (a)	99,972	830,767
Nutanix, Inc. Class A (a)	257,856	13,024,307
Olo, Inc. Class A (a)	300,751	1,437,590
PagerDuty, Inc. (a)	260,746	5,457,414
Palantir Technologies, Inc. Class A (a)	1,611,662	43,337,591
Pegasystems, Inc.	101,613	7,084,458
PowerSchool Holdings, Inc. Class A (a)	172,081	3,882,147
Procore Technologies, Inc. (a)	131,731	9,356,853
PROS Holdings, Inc. (a)	119,053	2,869,177
PTC, Inc. (a)	112,340	19,979,669
Q2 Holdings, Inc. (a)	122,774	8,283,562
RingCentral, Inc. Class A (a)	186,621	6,541,066
Riot Platforms, Inc. (a)	612,884	6,245,288
Roper Technologies, Inc.	87,196	47,500,021
Salesforce, Inc.	766,913	198,477,084
Samsara, Inc. Class A (a)	256,349	9,813,040
SEMrush Holdings, Inc. Class A (a)	89,583	1,320,453
Smartsheet, Inc. Class A (a)	201,197	9,649,408
SoundHound AI, Inc. Class A (a)	768,036	3,909,303
Sprinklr, Inc. Class A (a)	361,377	3,552,336
Sprout Social, Inc. Class A (a)	147,236	5,752,510
SPS Commerce, Inc. (a)	50,653	10,911,669
Synopsys, Inc. (a)	121,222	67,680,667
Terawulf, Inc. (a)	670,918	2,791,019
Tyler Technologies, Inc. (a)	40,781	23,168,094
Unity Software, Inc. (a)	411,800	6,737,048
Verint Systems, Inc. (a)	183,470	6,630,606
Vertex, Inc. Class A (a)	166,267	6,592,487
Weave Communications, Inc. (a)	104,245	1,042,450
Workday, Inc. Class A (a)	172,891	39,267,004
Workiva, Inc. (a)	88,327	6,515,883
Yext, Inc. (a)	325,278	1,873,601
Zeta Global Holdings Corp. Class A (a)	466,924	10,001,512
Zoom Video Communications, Inc. Class A (a)	251,589	15,195,976
		1,555,868,657
Systems Software – 21.1%
A10 Networks, Inc.	210,707	2,758,155
Adeia, Inc.	321,492	3,777,531

See accompanying notes which are an integral part of the financial statements.
Annual Report	38

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Systems Software – continued
Appian Corp. Class A (a)	106,326	$3,927,682
CommVault Systems, Inc. (a)	73,139	11,179,296
Crowdstrike Holdings, Inc. Class A (a)	184,484	42,792,909
Dolby Laboratories, Inc. Class A	97,435	7,673,981
Fortinet, Inc. (a)	550,816	31,969,361
Gen Digital, Inc.	615,906	16,007,397
Gitlab, Inc. Class A (a)	158,197	8,104,432
JFrog Ltd. (a)	202,458	7,806,780
Microsoft Corp.	4,330,334	1,811,595,229
N-Able, Inc. (a)	218,694	3,048,594
OneSpan, Inc. (a)	99,091	1,466,547
Oracle Corp.	1,266,983	176,680,779
Palo Alto Networks, Inc. (a)	252,974	82,148,247
Progress Software Corp.	116,898	6,826,843
Qualys, Inc. (a)	57,468	8,570,778
Rapid7, Inc. (a)	160,297	6,306,084
SentinelOne, Inc. Class A (a)	392,729	8,993,494
ServiceNow, Inc. (a)	159,477	129,876,474
SolarWinds Corp.	153,625	1,832,746
Tenable Holdings, Inc. (a)	187,702	8,619,276
Teradata Corp. (a)	204,643	6,634,526
UiPath, Inc. Class A (a)	542,858	6,606,582
Varonis Systems, Inc. (a)	180,375	9,944,074
Xperi, Inc. (a)	117,929	963,480
Zscaler, Inc. (a)	91,129	16,343,986
Zuora, Inc. Class A (a)	395,968	3,591,430
		2,426,046,693
TOTAL SOFTWARE		3,981,915,350
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 19.0%
Technology Hardware, Storage & Peripherals – 19.0%
Apple, Inc.	8,863,585	1,968,424,957

	Shares	Value

Corsair Gaming, Inc. (a)	143,257	$1,176,140
Dell Technologies, Inc. Class C	241,783	27,485,891
Diebold Nixdorf, Inc. (a)	38,952	1,696,360
Hewlett Packard Enterprise Co.	1,206,764	24,026,671
HP, Inc.	857,168	30,935,193
IonQ, Inc. (a)	518,176	4,223,134
NetApp, Inc.	193,302	24,545,488
Pure Storage, Inc. Class A (a)	303,153	18,167,959
Seagate Technology Holdings PLC	193,849	19,805,552
Super Micro Computer, Inc. (a)	48,050	33,714,283
Western Digital Corp. (a)	305,514	20,484,714
Xerox Holdings Corp.	349,098	3,758,040
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		2,178,444,382
TOTAL COMMON STOCKS (Cost $6,666,374,240)		11,455,539,550
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.21% (b) (Cost $13,434,000)	13,434,000	13,434,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $6,679,808,240)		11,468,973,550
NET OTHER ASSETS (LIABILITIES) – 0.0%		2,194,754
NET ASSETS – 100.0%		$11,471,168,304

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	14	September 2024	1,591,100	$ 146,894	$ 146,894
CME E-mini Technology Select Sector Index Contracts (United States)	57	September 2024	12,660,270	(615,948)	(615,948)
Total Equity Index Contracts					$(469,054)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
See accompanying notes which are an integral part of the financial statements.
39	Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	11,455,539,550	11,455,539,550	$—	$—
Money Market Funds	13,434,000	13,434,000	—	—
Total Investments in Securities:	$11,468,973,550	$11,468,973,550	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$146,894	$146,894	$—	$—
Total Assets	$146,894	$146,894	$—	$—
Liabilities
Futures Contracts	$(615,948)	$(615,948)	$—	$—
Total Liabilities	$(615,948)	$(615,948)	$—	$—
Total Derivative Instruments:	$(469,054)	$(469,054)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$146,894	$(615,948)
Total Equity Risk	146,894	(615,948)
Total Value of Derivatives	$146,894	$(615,948)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	40

Fidelity® MSCI Materials Index ETF
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
CHEMICALS – 56.4%
Commodity Chemicals – 6.4%
AdvanSix, Inc.	10,266	$287,140
Cabot Corp.	21,112	2,117,322
Dow, Inc.	267,562	14,574,102
Hawkins, Inc.	7,559	785,380
Koppers Holdings, Inc.	8,000	325,680
Kronos Worldwide, Inc.	8,808	105,344
LyondellBasell Industries NV Class A	99,052	9,851,712
Mativ Holdings, Inc.	20,564	392,567
Olin Corp.	45,562	2,078,083
Orion SA	21,993	541,468
PureCycle Technologies, Inc. (a)	43,403	334,637
Tronox Holdings PLC	44,668	721,835
Westlake Corp.	14,648	2,165,853
		34,281,123
Diversified Chemicals – 0.6%
Chemours Co.	56,531	1,366,354
Huntsman Corp.	62,174	1,487,824
LSB Industries, Inc. (a)	19,247	175,340
		3,029,518
Fertilizers & Agricultural Chemicals – 5.2%
CF Industries Holdings, Inc.	71,417	5,455,545
Corteva, Inc.	265,893	14,916,597
FMC Corp.	47,533	2,774,026
Mosaic Co.	122,328	3,641,705
Scotts Miracle-Gro Co.	16,157	1,269,940
		28,057,813
Industrial Gases – 19.6%
Air Products & Chemicals, Inc.	84,576	22,315,378
Linde PLC	183,373	83,159,655
		105,475,033
Specialty Chemicals – 24.6%
Albemarle Corp.	44,699	4,186,955
Arcadium Lithium PLC (a)	409,600	1,302,528
Ashland, Inc.	18,132	1,752,458
Aspen Aerogels, Inc. (a)	23,296	475,471
Avient Corp.	34,755	1,572,316
Axalta Coating Systems Ltd. (a)	83,835	2,988,718
Balchem Corp.	12,288	2,180,628
Celanese Corp.	42,445	5,991,112
DuPont de Nemours, Inc.	159,058	13,313,155
Eastman Chemical Co.	44,732	4,622,158
Ecolab, Inc.	97,903	22,585,243
Ecovyst, Inc. (a)	44,407	423,643
Element Solutions, Inc.	87,549	2,359,445
Ginkgo Bioworks Holdings, Inc. (a)	408,261	155,139
HB Fuller Co.	20,763	1,789,771
Ingevity Corp. (a)	13,080	600,241
Innospec, Inc.	9,447	1,238,880

	Shares	Value

International Flavors & Fragrances, Inc.	97,137	$9,663,189
Minerals Technologies, Inc.	12,295	963,682
NewMarket Corp.	2,741	1,537,345
Perimeter Solutions SA (a)	52,568	509,384
PPG Industries, Inc.	89,544	11,370,297
Quaker Chemical Corp.	5,467	992,643
RPM International, Inc.	48,989	5,950,204
Sensient Technologies Corp.	13,675	1,067,334
Sherwin-Williams Co.	91,839	32,217,121
Stepan Co.	8,502	719,524
		132,528,584
TOTAL CHEMICALS		303,372,071
CONSTRUCTION MATERIALS – 10.7%
Construction Materials – 10.7%
CRH PLC	261,408	22,402,666
Eagle Materials, Inc.	13,097	3,566,313
Knife River Corp. (a)	20,488	1,629,206
Martin Marietta Materials, Inc.	23,481	13,932,451
Summit Materials, Inc. Class A (a)	46,793	1,955,011
U.S. Lime & Minerals, Inc.	4,321	367,501
Vulcan Materials Co.	50,306	13,809,500
TOTAL CONSTRUCTION MATERIALS		57,662,648
CONTAINERS & PACKAGING – 11.9%
Metal, Glass & Plastic Containers – 4.1%
AptarGroup, Inc.	25,162	3,698,311
Ball Corp.	119,775	7,645,238
Berry Global Group, Inc.	44,138	2,900,749
Crown Holdings, Inc.	45,929	4,073,902
Greif, Inc. Class A	9,307	620,591
Greif, Inc. Class B	1,631	115,263
Myers Industries, Inc.	12,047	179,500
O-I Glass, Inc. (a)	58,399	780,211
Silgan Holdings, Inc.	32,481	1,670,498
Trimas Corp.	15,576	382,858
		22,067,121
Paper & Plastic Packaging Products & Materials – 7.8%
Amcor PLC	549,888	5,790,321
Avery Dennison Corp.	30,634	6,642,370
Graphic Packaging Holding Co.	117,025	3,522,452
International Paper Co.	125,183	5,818,506
Packaging Corp. of America	34,098	6,815,167
Pactiv Evergreen, Inc.	17,162	225,509
Ranpak Holdings Corp. (a)	16,659	120,278
Sealed Air Corp.	54,592	2,077,226
Smurfit WestRock PLC	197,099	8,837,919
Sonoco Products Co.	37,425	2,017,956
		41,867,704
TOTAL CONTAINERS & PACKAGING		63,934,825

See accompanying notes which are an integral part of the financial statements.
41	Annual Report

Fidelity® MSCI Materials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
METALS & MINING – 20.1%
Aluminum – 0.7%
Alcoa Corp.	89,799	$2,966,959
Century Aluminum Co. (a)	21,016	317,552
Kaiser Aluminum Corp.	6,084	478,750
		3,763,261
Copper – 4.6%
Freeport-McMoRan, Inc.	545,728	24,781,509
Diversified Metals & Mining – 0.4%
Compass Minerals International, Inc.	13,501	179,563
Ivanhoe Electric, Inc. (a)	27,229	270,112
Materion Corp.	7,843	944,533
MP Materials Corp. (a)	54,114	731,621
		2,125,829
Gold – 4.8%
Coeur Mining, Inc. (a)	151,380	982,456
Newmont Corp.	438,584	21,521,317
Royal Gold, Inc.	24,994	3,452,171
		25,955,944
Silver – 0.3%
Gatos Silver, Inc. (a)	15,958	202,826
Hecla Mining Co.	225,658	1,304,303
		1,507,129
Steel – 9.3%
Alpha Metallurgical Resources, Inc.	4,199	1,240,427
Arch Resources, Inc.	6,615	969,428
ATI, Inc. (a)	47,390	3,208,777
Carpenter Technology Corp.	18,818	2,744,982
Cleveland-Cliffs, Inc. (a)	189,761	2,912,831
Commercial Metals Co.	44,065	2,648,306
Haynes International, Inc.	4,830	287,626
Metallus, Inc. (a)	14,940	334,955
Nucor Corp.	91,593	14,924,163
Olympic Steel, Inc.	3,853	195,270
Radius Recycling, Inc.	10,147	183,864
Ramaco Resources, Inc. Class A	10,103	137,401
Reliance, Inc.	21,848	6,654,027

	Shares	Value

Ryerson Holding Corp.	11,771	$280,032
Steel Dynamics, Inc.	57,162	7,615,122
SunCoke Energy, Inc.	31,713	371,042
U.S. Steel Corp.	85,478	3,512,291
Warrior Met Coal, Inc.	19,938	1,377,915
Worthington Steel, Inc.	12,438	495,903
		50,094,362
TOTAL METALS & MINING		108,228,034
PAPER & FOREST PRODUCTS – 0.7%
Forest Products – 0.4%
Louisiana-Pacific Corp.	24,764	2,430,834
Paper Products – 0.3%
Clearwater Paper Corp. (a)	6,259	347,187
Mercer International, Inc.	15,345	116,929
Sylvamo Corp.	13,390	986,977
		1,451,093
TOTAL PAPER & FOREST PRODUCTS		3,881,927
TOTAL COMMON STOCKS (Cost $488,058,253)		537,079,505
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.21% (b) (Cost $789,000)	789,000	789,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $488,847,253)		537,868,505
NET OTHER ASSETS (LIABILITIES) – 0.1%		365,522
NET ASSETS – 100.0%		$538,234,027

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Materials Select Sector Index Contracts (United States)	10	September 2024	$ 983,800	$ 41,098	$ 41,098
CME E-mini Russell 2000 Index Contracts (United States)	1	September 2024	113,650	683	683
Total Equity Index Contracts					$41,781
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
Annual Report	42

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$537,079,505	$537,079,505	$—	$—
Money Market Funds	789,000	789,000	—	—
Total Investments in Securities:	$537,868,505	$537,868,505	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$41,781	$41,781	$—	$—
Total Assets	$41,781	$41,781	$—	$—
Total Derivative Instruments:	$41,781	$41,781	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$41,781	$0
Total Equity Risk	41,781	0
Total Value of Derivatives	$41,781	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
43	Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
DIVERSIFIED REITS – 2.0%
Diversified REITs – 2.0%
Alexander & Baldwin, Inc.	49,195	$969,633
American Assets Trust, Inc.	34,156	905,817
Armada Hoffler Properties, Inc.	46,574	553,299
Broadstone Net Lease, Inc.	128,319	2,234,034
Empire State Realty Trust, Inc. Class A	99,944	1,076,397
Essential Properties Realty Trust, Inc.	117,809	3,485,968
Gladstone Commercial Corp.	31,139	468,642
Global Net Lease, Inc.	143,368	1,247,302
One Liberty Properties, Inc.	14,625	385,954
WP Carey, Inc.	150,317	8,689,826
TOTAL DIVERSIFIED REITS		20,016,872
HEALTH CARE REITS – 10.7%
Health Care REITs – 9.4%
American Healthcare REIT, Inc.	47,349	754,743
CareTrust REIT, Inc.	95,399	2,571,957
Community Healthcare Trust, Inc.	19,832	431,544
Diversified Healthcare Trust	117,550	392,617
Global Medical REIT, Inc.	46,190	441,115
Healthcare Realty Trust, Inc.	261,821	4,631,614
Healthpeak Properties, Inc.	487,934	10,646,720
LTC Properties, Inc.	29,923	1,068,551
Medical Properties Trust, Inc.	413,672	1,989,762
National Health Investors, Inc.	30,812	2,306,586
Omega Healthcare Investors, Inc.	169,343	6,164,085
Sabra Health Care REIT, Inc.	164,040	2,662,369
Universal Health Realty Income Trust	9,507	406,424
Ventas, Inc.	277,970	15,132,687
Welltower, Inc.	392,756	43,694,105
		93,294,879
Office REITs – 1.3%
Alexandria Real Estate Equities, Inc.	108,351	12,708,489
TOTAL HEALTH CARE REITS		106,003,368
HOTEL & RESORT REITS – 2.5%
Hotel & Resort REITs – 2.5%
Apple Hospitality REIT, Inc.	161,822	2,393,347
Chatham Lodging Trust	35,310	310,375
DiamondRock Hospitality Co.	152,104	1,251,816
Host Hotels & Resorts, Inc.	485,991	8,509,703
Park Hotels & Resorts, Inc.	150,022	2,259,331
Pebblebrook Hotel Trust	83,501	1,143,129
RLJ Lodging Trust	105,996	1,000,602
Ryman Hospitality Properties, Inc.	39,798	4,000,097
Service Properties Trust	110,010	623,757
Summit Hotel Properties, Inc.	72,744	461,197
Sunstone Hotel Investors, Inc.	134,845	1,396,994

	Shares	Value

Xenia Hotels & Resorts, Inc.	73,991	$1,026,995
TOTAL HOTEL & RESORT REITS		24,377,343
INDUSTRIAL REITS – 11.9%
Industrial REITs – 11.9%
Americold Realty Trust, Inc.	188,669	5,639,316
EastGroup Properties, Inc.	33,443	6,253,507
First Industrial Realty Trust, Inc.	92,710	5,073,091
LXP Industrial Trust	210,475	2,167,893
Plymouth Industrial REIT, Inc.	31,684	757,881
Prologis, Inc.	638,148	80,438,555
Rexford Industrial Realty, Inc.	151,560	7,594,672
STAG Industrial, Inc.	127,300	5,195,113
Terreno Realty Corp.	67,420	4,612,202
TOTAL INDUSTRIAL REITS		117,732,230
OFFICE REITS – 3.2%
Office REITs – 3.2%
Brandywine Realty Trust	115,918	584,227
BXP, Inc.	102,455	7,306,066
COPT Defense Properties	76,951	2,229,270
Cousins Properties, Inc.	105,181	2,893,529
Douglas Emmett, Inc.	114,773	1,846,698
Easterly Government Properties, Inc.	65,274	909,267
Equity Commonwealth (a)	72,763	1,482,182
Highwoods Properties, Inc.	74,233	2,298,996
Hudson Pacific Properties, Inc.	87,588	524,652
JBG SMITH Properties	57,923	947,041
Kilroy Realty Corp.	76,203	2,817,225
Paramount Group, Inc.	115,803	606,808
Peakstone Realty Trust	24,954	338,875
Piedmont Office Realty Trust, Inc. Class A	82,817	716,367
SL Green Realty Corp.	44,873	2,990,337
Vornado Realty Trust	112,675	3,379,123
TOTAL OFFICE REITS		31,870,663
REAL ESTATE MANAGEMENT & DEVELOPMENT – 7.4%
Diversified Real Estate Activities – 0.2%
RMR Group, Inc. Class A	10,341	268,246
St. Joe Co.	25,303	1,560,689
Tejon Ranch Co. (a)	13,475	256,025
		2,084,960
Real Estate Development – 0.2%
Forestar Group, Inc. (a)	15,357	485,742
Howard Hughes Holdings, Inc. (a)	22,298	1,653,842
		2,139,584
Real Estate Operating Companies – 0.3%
DigitalBridge Group, Inc.	113,585	1,604,956
FRP Holdings, Inc. (a)	10,140	305,113

See accompanying notes which are an integral part of the financial statements.
Annual Report	44

Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Operating Companies – continued
Kennedy-Wilson Holdings, Inc.	74,488	$775,420
Seritage Growth Properties Class A (a)	26,110	133,161
		2,818,650
Real Estate Services – 6.7%
Anywhere Real Estate, Inc. (a)	70,389	332,236
CBRE Group, Inc. Class A (a)	210,741	23,752,618
Compass, Inc. Class A (a)	269,815	1,184,488
CoStar Group, Inc. (a)	282,092	22,008,818
Cushman & Wakefield PLC (a)	118,274	1,550,572
eXp World Holdings, Inc.	56,252	807,778
Jones Lang LaSalle, Inc. (a)	32,979	8,274,431
Marcus & Millichap, Inc.	18,995	752,392
Newmark Group, Inc. Class A	105,611	1,370,831
Opendoor Technologies, Inc. (a)	401,637	931,798
Redfin Corp. (a)	83,963	683,459
Zillow Group, Inc. Class C (a)	109,006	5,308,592
		66,958,013
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		74,001,207
RESIDENTIAL REITS – 12.8%
Multi-Family Residential REITs – 8.4%
Apartment Investment & Management Co. Class A (a)	88,054	780,159
AvalonBay Communities, Inc.	97,774	20,035,848
Camden Property Trust	73,516	8,141,897
Centerspace	10,675	745,435
Elme Communities	59,668	982,135
Equity Residential	234,719	16,343,484
Essex Property Trust, Inc.	44,186	12,299,615
Independence Realty Trust, Inc.	158,576	2,957,442
Mid-America Apartment Communities, Inc.	80,281	11,220,875
NexPoint Residential Trust, Inc.	16,040	700,788
UDR, Inc.	215,001	8,615,090
Veris Residential, Inc.	49,946	784,652
		83,607,420
Single-Family Residential REITs – 4.4%
American Homes 4 Rent Class A	226,090	8,159,588
Equity Lifestyle Properties, Inc.	121,762	8,362,614
Invitation Homes, Inc.	421,130	14,853,255
Sun Communities, Inc.	85,561	10,843,146
UMH Properties, Inc.	47,276	839,622
		43,058,225
TOTAL RESIDENTIAL REITS		126,665,645

	Shares	Value
RETAIL REITS – 13.2%
Retail REITs – 13.2%
Acadia Realty Trust	74,460	$1,611,314
Agree Realty Corp.	69,099	4,765,758
Alexander's, Inc.	1,745	422,813
Brixmor Property Group, Inc.	206,810	5,267,451
CBL & Associates Properties, Inc.	8,155	210,154
Federal Realty Investment Trust	51,272	5,724,519
Getty Realty Corp.	34,856	1,032,435
InvenTrust Properties Corp.	47,807	1,346,723
Kimco Realty Corp.	468,099	10,171,791
Kite Realty Group Trust	154,166	3,801,734
Macerich Co.	152,765	2,445,768
NETSTREIT Corp.	54,446	896,726
NNN REIT, Inc.	125,263	5,623,056
Phillips Edison & Co., Inc.	83,630	2,935,413
Realty Income Corp.	594,803	34,159,536
Regency Centers Corp.	120,622	8,122,685
Retail Opportunity Investments Corp.	89,248	1,334,258
Saul Centers, Inc.	8,650	342,108
Simon Property Group, Inc.	225,085	34,537,042
SITE Centers Corp.	134,105	2,071,922
Tanger, Inc.	76,678	2,215,994
Urban Edge Properties	84,557	1,716,507
Whitestone REIT	35,991	496,676
TOTAL RETAIL REITS		131,252,383
SPECIALIZED REITS – 36.1%
Data Center REITs – 8.5%
Digital Realty Trust, Inc.	215,686	32,242,900
Equinix, Inc.	65,401	51,682,486
		83,925,386
Other Specialized REITs – 6.8%
EPR Properties	53,714	2,417,130
Farmland Partners, Inc.	30,116	319,832
Four Corners Property Trust, Inc.	65,939	1,789,584
Gaming & Leisure Properties, Inc.	187,290	9,401,958
Gladstone Land Corp.	22,622	335,937
Iron Mountain, Inc.	202,753	20,794,348
Lamar Advertising Co. Class A	60,881	7,297,197
Outfront Media, Inc.	93,980	1,524,355
Safehold, Inc.	32,997	763,550
Uniti Group, Inc.	164,615	632,122
VICI Properties, Inc.	718,499	22,460,279
		67,736,292
Self-Storage REITs – 6.6%
CubeSmart	154,545	7,353,251
Extra Space Storage, Inc.	146,265	23,346,819
National Storage Affiliates Trust	51,720	2,201,721
See accompanying notes which are an integral part of the financial statements.
45	Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
SPECIALIZED REITS – continued
Self-Storage REITs – continued
Public Storage	108,905	$32,227,168
		65,128,959
Telecom Tower REITs – 12.1%
American Tower Corp.	321,731	70,909,512
Crown Castle, Inc.	299,258	32,942,321
SBA Communications Corp.	74,402	16,334,215
		120,186,048
Timber REITs – 2.1%
PotlatchDeltic Corp.	54,229	2,405,598
Rayonier, Inc.	96,605	2,930,030
Weyerhaeuser Co.	502,020	15,944,155
		21,279,783
TOTAL SPECIALIZED REITS		358,256,468
TOTAL COMMON STOCKS (Cost $1,052,510,574)		990,176,179
Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.21% (b) (Cost $1,940,000)	1,940,000	$1,940,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,054,450,574)		992,116,179
NET OTHER ASSETS (LIABILITIES) – 0.0%		396,177
NET ASSETS – 100.0%		$992,512,356

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Contracts (United States)	58	September 2024	$2,105,400	$122,364	$122,364
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
Annual Report	46

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$990,176,179	$990,176,179	$—	$—
Money Market Funds	1,940,000	1,940,000	—	—
Total Investments in Securities:	$992,116,179	$992,116,179	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$122,364	$122,364	$—	$—
Total Assets	$122,364	$122,364	$—	$—
Total Derivative Instruments:	$122,364	$122,364	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$122,364	$0
Total Equity Risk	122,364	0
Total Value of Derivatives	$122,364	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
47	Annual Report

Fidelity® MSCI Utilities Index ETF
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
ELECTRIC UTILITIES – 62.5%
Electric Utilities – 62.5%
ALLETE, Inc.	58,910	$3,799,695
Alliant Energy Corp.	262,342	14,601,956
American Electric Power Co., Inc.	538,425	52,830,261
Constellation Energy Corp.	322,449	61,200,820
Duke Energy Corp.	789,407	86,258,503
Edison International	393,630	31,494,336
Entergy Corp.	218,201	25,304,770
Evergy, Inc.	235,077	13,634,466
Eversource Energy	357,825	23,226,421
Exelon Corp.	1,022,993	38,055,339
FirstEnergy Corp.	558,886	23,422,912
Genie Energy Ltd. Class B	13,232	224,415
Hawaiian Electric Industries, Inc.	113,183	1,874,310
IDACORP, Inc.	51,845	5,067,849
MGE Energy, Inc.	36,946	3,245,337
NextEra Energy, Inc.	2,100,179	160,432,674
NRG Energy, Inc.	219,732	16,517,254
OGE Energy Corp.	204,988	7,947,385
Otter Tail Corp.	38,405	3,722,213
PG&E Corp.	2,074,097	37,852,270
Pinnacle West Capital Corp.	116,197	9,945,301
PNM Resources, Inc.	87,540	3,639,913
Portland General Electric Co.	103,673	4,912,027
PPL Corp.	754,885	22,435,182
Southern Co.	1,116,400	93,241,728
Xcel Energy, Inc.	568,396	33,126,119
TOTAL ELECTRIC UTILITIES		778,013,456
GAS UTILITIES – 4.1%
Gas Utilities – 4.1%
Atmos Energy Corp.	154,348	19,738,022
Chesapeake Utilities Corp.	22,689	2,677,983
National Fuel Gas Co.	89,625	5,251,129
New Jersey Resources Corp.	100,695	4,707,491
Northwest Natural Holding Co.	38,633	1,544,547
ONE Gas, Inc.	57,765	4,022,177
Southwest Gas Holdings, Inc.	58,707	4,353,711
Spire, Inc.	56,169	3,740,294
UGI Corp.	214,583	5,317,367
TOTAL GAS UTILITIES		51,352,721
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 4.2%
Independent Power Producers & Energy Traders – 3.3%
AES Corp.	727,345	12,939,468
Vistra Corp.	355,978	28,200,577
		41,140,045
Renewable Electricity – 0.9%
Altus Power, Inc. (a)	73,774	309,851
Clearway Energy, Inc. Class A	35,493	874,192

	Shares	Value

Clearway Energy, Inc. Class C	84,501	$2,254,487
Montauk Renewables, Inc. (a)	52,033	309,076
NextEra Energy Partners LP	95,550	2,441,302
Ormat Technologies, Inc.	55,678	4,322,840
Sunnova Energy International, Inc. (a)	112,058	792,250
		11,303,998
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		52,444,043
MULTI-UTILITIES – 25.0%
Multi-Utilities – 25.0%
Ameren Corp.	272,708	21,617,563
Avista Corp.	80,021	3,135,223
Black Hills Corp.	69,759	4,119,269
CenterPoint Energy, Inc.	647,823	17,977,088
CMS Energy Corp.	305,563	19,800,482
Consolidated Edison, Inc.	353,550	34,478,196
Dominion Energy, Inc.	856,926	45,811,264
DTE Energy Co.	211,741	25,521,143
NiSource, Inc.	457,934	14,310,438
Northwestern Energy Group, Inc.	62,598	3,365,894
Public Service Enterprise Group, Inc.	510,189	40,697,777
Sempra	646,856	51,787,291
Unitil Corp.	16,631	1,019,148
WEC Energy Group, Inc.	322,905	27,789,204
TOTAL MULTI-UTILITIES		311,429,980
WATER UTILITIES – 4.0%
Water Utilities – 4.0%
American States Water Co.	38,166	3,149,840
American Water Works Co., Inc.	199,353	28,379,893
California Water Service Group	58,920	3,149,863
Essential Utilities, Inc.	265,883	10,808,144
Middlesex Water Co.	18,248	1,213,127
SJW Group	31,231	1,892,911
York Water Co.	14,588	602,631
TOTAL WATER UTILITIES		49,196,409
TOTAL COMMON STOCKS (Cost $1,241,340,100)		1,242,436,609

See accompanying notes which are an integral part of the financial statements.
Annual Report	48

Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.21% (b) (Cost $2,274,000)	2,274,000	$2,274,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,243,614,100)		1,244,710,609
NET OTHER ASSETS (LIABILITIES) – 0.0%		370,865
NET ASSETS – 100.0%		$1,245,081,474

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Utilities Select Sector Index Contracts (United States)	31	September 2024	$2,289,350	$100,525	$100,525
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,242,436,609	$1,242,436,609	$—	$—
Money Market Funds	2,274,000	2,274,000	—	—
Total Investments in Securities:	$1,244,710,609	$1,244,710,609	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$100,525	$100,525	$—	$—
Total Assets	$100,525	$100,525	$—	$—
Total Derivative Instruments:	$100,525	$100,525	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$100,525	$0
Total Equity Risk	100,525	0
Total Value of Derivatives	$100,525	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
49	Annual Report

Financial Statements
Statements of Assets and Liabilities
July 31, 2024
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 1,170,575,682	$ 1,666,044,556	$ 1,096,650,999	$ 1,878,779,584
Segregated cash with brokers for derivative instruments	82,500	170,000	182,400	327,750
Cash	8,367	6,274	3,202	8,072
Receivable for investments sold	—	—	2,869,530	65,606
Receivable for fund shares sold	—	—	—	—
Dividends receivable	1,485,488	274,689	1,346,393	917,441
Interest receivable	9,360	6,827	8,070	9,643
Receivable for daily variation margin on futures contracts	160,692	51,206	—	—
Other receivable	—	—	—	—
Total assets	1,172,322,089	1,666,553,552	1,101,060,594	1,880,108,096
Liabilities
Payable for investments purchased	2,470,551	—	—	—
Accrued management fees	81,473	104,007	76,536	129,023
Payable for daily variation margin on futures contracts	—	—	93,492	35,927
Total liabilities	2,552,024	104,007	170,028	164,950
Net Assets	$1,169,770,065	$1,666,449,545	$1,100,890,566	$1,879,943,146
Net Assets consist of:
Paid in capital	$1,076,854,915	$1,540,218,227	$1,016,344,876	$1,549,654,874
Total accumulated earnings (loss)	92,915,150	126,231,318	84,545,690	330,288,272
Net Assets	$1,169,770,065	$1,666,449,545	$1,100,890,566	$1,879,943,146
Shares outstanding	22,650,000	19,950,000	22,750,000	73,200,000
Net Asset Value per share	$51.65	$83.53	$48.39	$25.68
Investments at cost	$1,007,524,340	$1,450,763,660	$971,488,372	$1,383,775,031
See accompanying notes which are an integral part of the financial statements.
Annual Report	50

Statements of Assets and Liabilities
July 31, 2024
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 1,708,898,923	$ 3,055,006,357	$ 1,241,761,951	$ 11,468,973,550
Segregated cash with brokers for derivative instruments	200,800	255,800	102,000	750,700
Cash	7,837	15,325	6,414	7,586
Receivable for investments sold	8,682	11,863	—	—
Receivable for fund shares sold	—	—	—	—
Dividends receivable	1,117,035	4,076,625	516,294	1,621,878
Interest receivable	17,242	31,469	9,493	55,420
Receivable for daily variation margin on futures contracts	—	125,970	27,401	536,158
Other receivable	—	—	—	—
Total assets	1,710,250,519	3,059,523,409	1,242,423,553	11,471,945,292
Liabilities
Payable for investments purchased	504,816	4,594,737	113,188	—
Accrued management fees	116,181	212,478	84,551	776,988
Payable for daily variation margin on futures contracts	2,475	—	—	—
Total liabilities	623,472	4,807,215	197,739	776,988
Net Assets	$1,709,627,047	$3,054,716,194	$1,242,225,814	$11,471,168,304
Net Assets consist of:
Paid in capital	$1,429,037,485	$2,427,525,003	$1,003,974,734	$6,851,784,597
Total accumulated earnings (loss)	280,589,562	627,191,191	238,251,080	4,619,383,707
Net Assets	$1,709,627,047	$3,054,716,194	$1,242,225,814	$11,471,168,304
Shares outstanding	27,550,000	43,150,000	18,000,000	67,950,000
Net Asset Value per share	$62.06	$70.79	$69.01	$168.82
Investments at cost	$1,276,658,333	$2,316,854,309	$971,706,788	$6,679,808,240
See accompanying notes which are an integral part of the financial statements.
51	Annual Report

Financial Statements  – continued
Statements of Assets and Liabilities
July 31, 2024
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 537,868,505	$ 992,116,179	$ 1,244,710,609
Segregated cash with brokers for derivative instruments	47,800	121,800	105,400
Cash	2,531	6,938	9,761
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	23,163	—
Dividends receivable	335,380	229,396	300,032
Interest receivable	4,110	6,628	9,681
Receivable for daily variation margin on futures contracts	12,158	—	30,400
Other receivable	—	94,462	—
Total assets	538,270,484	992,598,566	1,245,165,883
Liabilities
Payable for investments purchased	—	—	—
Accrued management fees	36,457	67,019	84,409
Payable for daily variation margin on futures contracts	—	19,191	—
Total liabilities	36,457	86,210	84,409
Net Assets	$538,234,027	$992,512,356	$1,245,081,474
Net Assets consist of:
Paid in capital	$516,456,770	$1,149,975,672	$1,285,922,642
Total accumulated earnings (loss)	21,777,257	(157,463,316)	(40,841,168)
Net Assets	$538,234,027	$992,512,356	$1,245,081,474
Shares outstanding	10,300,000	36,350,000	26,450,000
Net Asset Value per share	$52.26	$27.30	$47.07
Investments at cost	$488,847,253	$1,054,450,574	$1,243,614,100
See accompanying notes which are an integral part of the financial statements.
Annual Report	52

Statements of Operations
For the year ended July 31, 2024
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Investment Income
Dividends	$ 10,156,892	$ 11,950,165	$ 27,500,975	$ 50,716,681
Interest	117,303	145,118	117,219	151,272
Special dividends	—	—	2,306,775	—
Total income	10,274,195	12,095,283	29,924,969	50,867,953
Expenses
Management fees	783,666	1,115,813	907,485	1,403,141
Independent trustees' fees and expenses	4,245	6,324	5,436	7,959
Legal	—	12	—	—
Total expenses	787,911	1,122,149	912,921	1,411,100
Net investment income (loss)	9,486,284	10,973,134	29,012,048	49,456,853
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(1,275,943)	(10,711,565)	(6,502,771)	(734,757)
Net realized gain (loss) on In-kind redemptions	26,473,102	45,495,287	50,869,195	96,468,573
Net realized gain (loss) on futures contracts	494,117	175,222	(34,410)	187,529
Net realized gain (loss) on foreign currency transactions	—	—	—	—
Total net realized gain (loss)	25,691,276	34,958,944	44,332,014	95,921,345
Change in net unrealized appreciation (depreciation) on investment securities	158,589,737	108,884,657	(5,791,208)	22,562,416
Change in net unrealized appreciation (depreciation) on futures contracts	(93,667)	(16,682)	(31,614)	(33,616)
Total change in net unrealized appreciation (depreciation)	158,496,070	108,867,975	(5,822,822)	22,528,800
Net gain (loss)	184,187,346	143,826,919	38,509,192	118,450,145
Net increase (decrease) in net assets resulting from operations	$193,673,630	$154,800,053	$67,521,240	$167,906,998
See accompanying notes which are an integral part of the financial statements.
53	Annual Report

Financial Statements  – continued
Statements of Operations
For the year ended July 31, 2024
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Investment Income
Dividends	$ 29,366,976	$ 45,665,560	$ 14,138,217	$ 62,046,982
Interest	203,051	351,477	108,571	662,866
Special dividends	—	—	—	—
Total income	29,570,027	46,017,037	14,246,788	62,709,848
Expenses
Management fees	1,251,442	2,532,346	796,916	7,253,609
Independent trustees' fees and expenses	7,124	14,869	4,302	39,434
Legal	—	—	—	—
Total expenses	1,258,566	2,547,215	801,218	7,293,043
Net investment income (loss)	28,311,461	43,469,822	13,445,570	55,416,805
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(3,853,222)	(18,718,616)	(5,664,206)	3,080,769
Net realized gain (loss) on In-kind redemptions	46,046,294	191,503,718	12,054,745	288,487,598
Net realized gain (loss) on futures contracts	687,663	736,437	318,058	3,873,562
Net realized gain (loss) on foreign currency transactions	—	—	(177)	—
Total net realized gain (loss)	42,880,735	173,521,539	6,708,420	295,441,929
Change in net unrealized appreciation (depreciation) on investment securities	290,029,567	142,943,827	157,671,066	1,772,681,762
Change in net unrealized appreciation (depreciation) on futures contracts	52,185	(65,729)	28,239	(1,003,381)
Total change in net unrealized appreciation (depreciation)	290,081,752	142,878,098	157,699,305	1,771,678,381
Net gain (loss)	332,962,487	316,399,637	164,407,725	2,067,120,310
Net increase (decrease) in net assets resulting from operations	$361,273,948	$359,869,459	$177,853,295	$2,122,537,115
See accompanying notes which are an integral part of the financial statements.
Annual Report	54

Statements of Operations
For the year ended July 31, 2024
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$ 8,663,358	$ 27,324,318	$ 44,561,912
Interest	57,492	87,093	159,069
Special dividends	—	—	—
Total income	8,720,850	27,411,411	44,720,981
Expenses
Management fees	403,865	788,040	1,118,301
Independent trustees' fees and expenses	2,320	4,743	7,314
Legal	—	—	—
Total expenses	406,185	792,783	1,125,615
Net investment income (loss)	8,314,665	26,618,628	43,595,366
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(10,501,936)	(15,814,994)	(9,600,242)
Net realized gain (loss) on In-kind redemptions	3,960,407	1,605,448	(50,411,364)
Net realized gain (loss) on futures contracts	56,704	(441,681)	(164,976)
Net realized gain (loss) on foreign currency transactions	—	—	—
Total net realized gain (loss)	(6,484,825)	(14,651,227)	(60,176,582)
Change in net unrealized appreciation (depreciation) on investment securities	44,698,087	78,767,082	86,037,289
Change in net unrealized appreciation (depreciation) on futures contracts	22,693	83,358	57,445
Total change in net unrealized appreciation (depreciation)	44,720,780	78,850,440	86,094,734
Net gain (loss)	38,235,955	64,199,213	25,918,152
Net increase (decrease) in net assets resulting from operations	$46,550,620	$90,817,841	$69,513,518
See accompanying notes which are an integral part of the financial statements.
55	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Communication Services Index ETF		Fidelity MSCI Consumer Discretionary Index ETF
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,486,284	$5,257,282	$10,973,134	$10,445,779
Net realized gain (loss)	25,691,276	(19,594,443)	34,958,944	(6,579,115)
Change in net unrealized appreciation (depreciation)	158,496,070	118,698,886	108,867,975	109,172,463
Net increase (decrease) in net assets resulting from operations	193,673,630	104,361,725	154,800,053	113,039,127
Distributions to shareholders	(8,498,250)	(4,996,850)	(11,022,600)	(10,020,850)
Share transactions
Proceeds from sales of shares	267,615,897	240,004,377	345,008,976	120,045,362
Cost of shares redeemed	(81,876,706)	(101,759,290)	(118,479,329)	(101,937,235)
Net increase (decrease) in net assets resulting from share transactions	185,739,191	138,245,087	226,529,647	18,108,127
Total increase (decrease) in net assets	370,914,571	237,609,962	370,307,100	121,126,404
Net Assets
Beginning of year	798,855,494	561,245,532	1,296,142,445	1,175,016,041
End of year	$1,169,770,065	$798,855,494	$1,666,449,545	$1,296,142,445
Other Information
Shares
Sold	5,800,000	6,600,000	4,400,000	1,800,000
Redeemed	(1,900,000)	(3,050,000)	(1,550,000)	(1,600,000)
Net increase (decrease)	3,900,000	3,550,000	2,850,000	200,000

See accompanying notes which are an integral part of the financial statements.
Annual Report	56

Statements of Changes in Net Assets
	Fidelity MSCI Consumer Staples Index ETF		Fidelity MSCI Energy Index ETF
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,012,048	$26,358,101	$49,456,853	$53,140,619
Net realized gain (loss)	44,332,014	13,250,062	95,921,345	103,405,066
Change in net unrealized appreciation (depreciation)	(5,822,822)	32,411,012	22,528,800	60,136,661
Net increase (decrease) in net assets resulting from operations	67,521,240	72,019,175	167,906,998	216,682,346
Distributions to shareholders	(28,982,300)	(26,225,300)	(49,988,000)	(55,155,850)
Share transactions
Proceeds from sales of shares	50,885,555	256,003,524	369,811,731	199,400,543
Cost of shares redeemed	(227,852,517)	(120,837,555)	(214,829,102)	(241,462,086)
Net increase (decrease) in net assets resulting from share transactions	(176,966,962)	135,165,969	154,982,629	(42,061,543)
Total increase (decrease) in net assets	(138,428,022)	180,959,844	272,901,627	119,464,953
Net Assets
Beginning of year	1,239,318,588	1,058,358,744	1,607,041,519	1,487,576,566
End of year	$1,100,890,566	$1,239,318,588	$1,879,943,146	$1,607,041,519
Other Information
Shares
Sold	1,100,000	5,750,000	15,500,000	8,650,000
Redeemed	(5,050,000)	(2,700,000)	(9,250,000)	(11,000,000)
Net increase (decrease)	(3,950,000)	3,050,000	6,250,000	(2,350,000)

See accompanying notes which are an integral part of the financial statements.
57	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Financials Index ETF		Fidelity MSCI Health Care Index ETF
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,311,461	$33,041,592	$43,469,822	$42,938,024
Net realized gain (loss)	42,880,735	(53,255,546)	173,521,539	51,433,279
Change in net unrealized appreciation (depreciation)	290,081,752	106,831,812	142,878,098	(12,304,277)
Net increase (decrease) in net assets resulting from operations	361,273,948	86,617,858	359,869,459	82,067,026
Distributions to shareholders	(27,402,850)	(33,588,200)	(42,950,000)	(42,324,300)
Share transactions
Proceeds from sales of shares	120,153,671	87,310,214	96,010,392	305,561,085
Cost of shares redeemed	(175,461,745)	(258,774,591)	(441,968,145)	(229,908,099)
Net increase (decrease) in net assets resulting from share transactions	(55,308,074)	(171,464,377)	(345,957,753)	75,652,986
Total increase (decrease) in net assets	278,563,024	(118,434,719)	(29,038,294)	115,395,712
Net Assets
Beginning of year	1,431,064,023	1,549,498,742	3,083,754,488	2,968,358,776
End of year	$1,709,627,047	$1,431,064,023	$3,054,716,194	$3,083,754,488
Other Information
Shares
Sold	2,200,000	1,900,000	1,500,000	4,950,000
Redeemed	(3,350,000)	(5,500,000)	(6,700,000)	(3,700,000)
Net increase (decrease)	(1,150,000)	(3,600,000)	(5,200,000)	1,250,000

See accompanying notes which are an integral part of the financial statements.
Annual Report	58

Statements of Changes in Net Assets
	Fidelity MSCI Industrials Index ETF		Fidelity MSCI Information Technology Index ETF
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,445,570	$10,738,877	$55,416,805	$48,356,584
Net realized gain (loss)	6,708,420	17,136,150	295,441,929	401,456,086
Change in net unrealized appreciation (depreciation)	157,699,305	97,400,128	1,771,678,381	944,956,941
Net increase (decrease) in net assets resulting from operations	177,853,295	125,275,155	2,122,537,115	1,394,769,611
Distributions to shareholders	(13,367,050)	(10,658,050)	(66,013,700)	(47,990,200)
Share transactions
Proceeds from sales of shares	307,162,235	100,904,162	2,303,107,360	1,618,758,979
Cost of shares redeemed	(30,528,292)	(119,710,204)	(400,477,754)	(1,192,587,293)
Net increase (decrease) in net assets resulting from share transactions	276,633,943	(18,806,042)	1,902,629,606	426,171,686
Total increase (decrease) in net assets	441,120,188	95,811,063	3,959,153,021	1,772,951,097
Net Assets
Beginning of year	801,105,626	705,294,563	7,512,015,283	5,739,064,186
End of year	$1,242,225,814	$801,105,626	$11,471,168,304	$7,512,015,283
Other Information
Shares
Sold	4,850,000	1,900,000	14,750,000	13,600,000
Redeemed	(500,000)	(2,350,000)	(2,700,000)	(10,150,000)
Net increase (decrease)	4,350,000	(450,000)	12,050,000	3,450,000

See accompanying notes which are an integral part of the financial statements.
59	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Materials Index ETF		Fidelity MSCI Real Estate Index ETF
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,314,665	$8,269,260	$26,618,628	$35,971,569
Net realized gain (loss)	(6,484,825)	4,593,659	(14,651,227)	6,019,166
Change in net unrealized appreciation (depreciation)	44,720,780	37,332,006	78,850,440	(239,160,188)
Net increase (decrease) in net assets resulting from operations	46,550,620	50,194,925	90,817,841	(197,169,453)
Distributions to shareholders	(8,217,200)	(8,257,900)	(35,142,900)	(49,617,050)
Share transactions
Proceeds from sales of shares	38,397,895	78,638,097	15,270,470	60,330,330
Cost of shares redeemed	(22,599,404)	(86,290,107)	(107,971,632)	(556,592,493)
Net increase (decrease) in net assets resulting from share transactions	15,798,491	(7,652,010)	(92,701,162)	(496,262,163)
Total increase (decrease) in net assets	54,131,911	34,285,015	(37,026,221)	(743,048,666)
Net Assets
Beginning of year	484,102,116	449,817,101	1,029,538,577	1,772,587,243
End of year	$538,234,027	$484,102,116	$992,512,356	$1,029,538,577
Other Information
Shares
Sold	800,000	1,750,000	600,000	2,300,000
Redeemed	(500,000)	(2,000,000)	(4,450,000)	(22,150,000)
Net increase (decrease)	300,000	(250,000)	(3,850,000)	(19,850,000)

See accompanying notes which are an integral part of the financial statements.
Annual Report	60

Statements of Changes in Net Assets
	Fidelity MSCI Utilities Index ETF
	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,595,366	$60,858,807
Net realized gain (loss)	(60,176,582)	43,485,679
Change in net unrealized appreciation (depreciation)	86,094,734	(259,692,363)
Net increase (decrease) in net assets resulting from operations	69,513,518	(155,347,877)
Distributions to shareholders	(46,104,250)	(62,348,050)
Share transactions
Proceeds from sales of shares	65,087,442	400,446,151
Cost of shares redeemed	(745,110,934)	(476,126,894)
Net increase (decrease) in net assets resulting from share transactions	(680,023,492)	(75,680,743)
Total increase (decrease) in net assets	(656,614,224)	(293,376,670)
Net Assets
Beginning of year	1,901,695,698	2,195,072,368
End of year	$1,245,081,474	$1,901,695,698
Other Information
Shares
Sold	1,500,000	8,900,000
Redeemed	(19,000,000)	(10,950,000)
Net increase (decrease)	(17,500,000)	(2,050,000)
See accompanying notes which are an integral part of the financial statements.
61	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Communication Services Index ETF
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$42.61	$36.92	$54.87	$37.88	$34.35
Income from Investment Operations
Net investment income (loss)A,B	0.47	0.33	0.45	0.34	0.33
Net realized and unrealized gain (loss)	8.99	5.67	(17.95)	16.96	3.52
Total from investment operations	9.46	6.00	(17.50)	17.30	3.85
Distributions from net investment income	(0.42)	(0.31)	(0.45)	(0.31)	(0.32)
Total distributions	(0.42)	(0.31)	(0.45)	(0.31)	(0.32)
Net asset value, end of period	$51.65	$42.61	$36.92	$54.87	$37.88
Total ReturnC	22.34%	16.44%	(32.06)%	45.81%	11.40%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.01%	.92%	.95%	.72%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$1,169,770	$798,855	$561,246	$916,375	$577,709
Portfolio turnover rateE,F	21%	18%	21%	13%	23%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	62

Financial Highlights
	Fidelity MSCI Consumer Discretionary Index ETF
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$75.80	$69.53	$81.37	$57.25	$46.25
Income from Investment Operations
Net investment income (loss)A,B	0.63	0.63	0.55	0.42	0.50
Net realized and unrealized gain (loss)	7.73	6.24	(11.81)	24.10	11.01
Total from investment operations	8.36	6.87	(11.26)	24.52	11.51
Distributions from net investment income	(0.63)	(0.60)	(0.58)	(0.40)	(0.51)
Total distributions	(0.63)	(0.60)	(0.58)	(0.40)	(0.51)
Net asset value, end of period	$83.53	$75.80	$69.53	$81.37	$57.25
Total ReturnC	11.10%	10.04%	(13.89)%	42.95%	25.26%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.82%	.96%	.71%	.58%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,666,450	$1,296,142	$1,175,016	$1,631,531	$881,589
Portfolio turnover rateE,F	8%	12%	8%	48%	60%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
63	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Consumer Staples Index ETF
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$46.42	$44.75	$43.30	$37.29	$35.59
Income from Investment Operations
Net investment income (loss)A,B	1.21C	1.05	1.01	1.02	0.96
Net realized and unrealized gain (loss)	1.98	1.66	1.45	6.01	1.70
Total from investment operations	3.19	2.71	2.46	7.03	2.66
Distributions from net investment income	(1.22)	(1.04)	(1.01)	(1.02)	(0.96)
Total distributions	(1.22)	(1.04)	(1.01)	(1.02)	(0.96)
Net asset value, end of period	$48.39	$46.42	$44.75	$43.30	$37.29
Total ReturnD	7.08%	6.20%	5.79%	19.09%	7.74%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.67%C	2.35%	2.27%	2.53%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$1,100,891	$1,239,319	$1,058,359	$818,283	$678,649
Portfolio turnover rateF,G	8%	9%	8%	20%	34%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.12%.
D	Based on net asset value.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
G	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	64

Financial Highlights
	Fidelity MSCI Energy Index ETF
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$24.00	$21.47	$13.47	$9.47	$16.79
Income from Investment Operations
Net investment income (loss)A,B	0.72	0.78	0.65	0.49	0.51
Net realized and unrealized gain (loss)	1.69	2.57	8.02	4.02	(6.86)
Total from investment operations	2.41	3.35	8.67	4.51	(6.35)
Distributions from net investment income	(0.73)	(0.82)	(0.67)	(0.51)	(0.97)
Total distributions	(0.73)	(0.82)	(0.67)	(0.51)	(0.97)
Net asset value, end of period	$25.68	$24.00	$21.47	$13.47	$9.47
Total ReturnC	10.25%	16.10%	65.70%	48.79%	(39.28)%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.94%	3.44%	3.59%	4.11%	4.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,879,943	$1,607,042	$1,487,577	$894,058	$449,325
Portfolio turnover rateE,F	11%	8%	8%	11%	17%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
65	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Financials Index ETF
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$49.86	$47.97	$52.19	$34.12	$41.22
Income from Investment Operations
Net investment income (loss)A,B	1.01	1.07	1.05	0.96	1.00
Net realized and unrealized gain (loss)	12.17	1.91	(4.19)	18.00	(7.09)
Total from investment operations	13.18	2.98	(3.14)	18.96	(6.09)
Distributions from net investment income	(0.98)	(1.09)	(1.08)	(0.89)	(1.01)
Total distributions	(0.98)	(1.09)	(1.08)	(0.89)	(1.01)
Net asset value, end of period	$62.06	$49.86	$47.97	$52.19	$34.12
Total ReturnC	26.73%	6.44%	(6.11)%	56.15%	(14.78)%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.89%	2.25%	1.97%	2.10%	2.61%
Supplemental Data
Net assets, end of period (000 omitted)	$1,709,627	$1,431,064	$1,549,499	$1,716,935	$725,059
Portfolio turnover rateE,F	3%	28%	6%	4%	6%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	66

Financial Highlights
	Fidelity MSCI Health Care Index ETF
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$63.78	$63.02	$66.04	$52.34	$44.43
Income from Investment Operations
Net investment income (loss)A,B	0.94	0.88	0.81	0.75	0.72
Net realized and unrealized gain (loss)	6.99	0.76	(3.00)	13.74	7.88
Total from investment operations	7.93	1.64	(2.19)	14.49	8.60
Distributions from net investment income	(0.92)	(0.88)	(0.83)	(0.79)	(0.69)
Total distributions	(0.92)	(0.88)	(0.83)	(0.79)	(0.69)
Net asset value, end of period	$70.79	$63.78	$63.02	$66.04	$52.34
Total ReturnC	12.57%	2.65%	(3.32)%	27.91%	19.69%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.43%	1.42%	1.27%	1.28%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$3,054,716	$3,083,754	$2,968,359	$2,846,239	$2,015,266
Portfolio turnover rateE,F	5%	6%	4%	7%	7%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
67	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Industrials Index ETF
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$58.69	$50.02	$54.57	$37.55	$40.04
Income from Investment Operations
Net investment income (loss)A,B	0.87	0.79	0.68	0.61	0.69
Net realized and unrealized gain (loss)	10.32	8.67	(4.55)	17.00	(2.48)
Total from investment operations	11.19	9.46	(3.87)	17.61	(1.79)
Distributions from net investment income	(0.87)	(0.79)	(0.68)	(0.59)	(0.70)
Total distributions	(0.87)	(0.79)	(0.68)	(0.59)	(0.70)
Net asset value, end of period	$69.01	$58.69	$50.02	$54.57	$37.55
Total ReturnC	19.26%	19.17%	(7.10)%	47.17%	(4.34)%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.41%	1.53%	1.29%	1.24%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,242,226	$801,106	$705,295	$862,271	$347,297
Portfolio turnover rateE,F	4%	11%	7%	5%	4%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	68

Financial Highlights
	Fidelity MSCI Information Technology Index ETF
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$134.38	$109.42	$121.70	$87.25	$64.53
Income from Investment Operations
Net investment income (loss)A,B	0.94	0.91	0.84	0.79	0.87
Net realized and unrealized gain (loss)	34.62	24.95	(12.24)	34.45	22.70
Total from investment operations	35.56	25.86	(11.40)	35.24	23.57
Distributions from net investment income	(1.12)	(0.90)	(0.88)	(0.79)	(0.85)
Total distributions	(1.12)	(0.90)	(0.88)	(0.79)	(0.85)
Net asset value, end of period	$168.82	$134.38	$109.42	$121.70	$87.25
Total ReturnC	26.59%	23.86%	(9.41)%	40.57%	36.99%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.64%	.84%	.71%	.76%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$11,471,168	$7,512,015	$5,739,064	$6,206,889	$4,288,256
Portfolio turnover rateE,F	10%	14%	5%	3%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
69	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Materials Index ETF
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$48.41	$43.88	$46.91	$32.90	$32.63
Income from Investment Operations
Net investment income (loss)A,B	0.83	0.82	0.83	0.71	0.65
Net realized and unrealized gain (loss)	3.84	4.53	(3.01)	13.98	0.30
Total from investment operations	4.67	5.35	(2.18)	14.69	0.95
Distributions from net investment income	(0.82)	(0.82)	(0.85)	(0.68)	(0.68)
Total distributions	(0.82)	(0.82)	(0.85)	(0.68)	(0.68)
Net asset value, end of period	$52.26	$48.41	$43.88	$46.91	$32.90
Total ReturnC	9.77%	12.41%	(4.68)%	45.01%	3.28%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.72%	1.85%	1.77%	1.66%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$538,234	$484,102	$449,817	$544,137	$164,486
Portfolio turnover rateE,F	9%	4%	4%	4%	3%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	70

Financial Highlights
	Fidelity MSCI Real Estate Index ETF
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$25.61	$29.52	$31.75	$24.23	$26.58
Income from Investment Operations
Net investment income (loss)A,B	0.70	0.68	0.68	0.58	0.67
Net realized and unrealized gain (loss)	1.92	(3.63)	(2.01)	7.83	(2.13)
Total from investment operations	2.62	(2.95)	(1.33)	8.41	(1.46)
Distributions from net investment income	(0.93)	(0.96)	(0.90)	(0.89)	(0.68)
Return of capital	—	—	—	—	(0.21)
Total distributions	(0.93)	(0.96)	(0.90)	(0.89)	(0.89)
Net asset value, end of period	$27.30	$25.61	$29.52	$31.75	$24.23
Total ReturnC	10.59%	(9.85)%	(4.25)%	35.58%	(5.27)%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.82%	2.66%	2.20%	2.16%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$992,512	$1,029,539	$1,772,587	$1,784,615	$1,066,154
Portfolio turnover rateE,F	6%	9%	11%	8%	9%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
71	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Utilities Index ETF
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$43.27	$47.72	$42.63	$39.11	$39.21
Income from Investment Operations
Net investment income (loss)A,B	1.34	1.29	1.19	1.21	1.23
Net realized and unrealized gain (loss)	3.87	(4.42)	5.11	3.56	(0.09)
Total from investment operations	5.21	(3.13)	6.30	4.77	1.14
Distributions from net investment income	(1.41)	(1.32)	(1.21)	(1.25)	(1.24)
Total distributions	(1.41)	(1.32)	(1.21)	(1.25)	(1.24)
Net asset value, end of period	$47.07	$43.27	$47.72	$42.63	$39.11
Total ReturnC	12.51%	(6.63)%	15.10%	12.46%	3.13%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	3.25%	2.89%	2.66%	2.96%	3.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,245,081	$1,901,696	$2,195,072	$1,076,292	$844,807
Portfolio turnover rateE,F	3%	4%	3%	5%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.
See accompanying notes which are an integral part of the financial statements.
Annual Report	72

Notes to Financial Statements
For the period ended July 31, 2024
1. Organization.
Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity MSCI Industrials Index ETF and Fidelity MSCI Real Estate Index ETF, are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund’s fair valuation practices and maintains the fair valuation policies and procedures. Each Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of each Fund’s Schedule of Investments.
73	Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to certain deemed distributions, futures transactions, passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.
Annual Report	74

2. Significant Accounting Policies – continued

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity MSCI Communication Services Index ETF	$1,018,319,038	$255,247,520	$(102,990,876)	$152,256,644
Fidelity MSCI Consumer Discretionary Index ETF	1,472,033,004	287,199,454	(93,187,902)	194,011,552
Fidelity MSCI Consumer Staples Index ETF	985,781,359	188,303,860	(77,434,220)	110,869,640
Fidelity MSCI Energy Index ETF	1,422,580,423	462,971,794	(6,772,633)	456,199,161
Fidelity MSCI Financials Index ETF	1,299,506,243	446,960,513	(37,567,833)	409,392,680
Fidelity MSCI Health Care Index ETF	2,359,942,160	921,119,764	(226,055,567)	695,064,197
Fidelity MSCI Industrials Index ETF	979,859,548	306,482,719	(44,580,316)	261,902,403
Fidelity MSCI Information Technology Index ETF	6,712,626,341	4,970,552,188	(214,204,979)	4,756,347,209
Fidelity MSCI Materials Index ETF	492,039,354	87,608,981	(41,779,830)	45,829,151
Fidelity MSCI Real Estate Index ETF	1,076,383,474	62,719,888	(146,987,183)	(84,267,295)
Fidelity MSCI Utilities Index ETF	1,248,071,887	102,579,934	(105,941,212)	(3,361,278)
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity MSCI Communication Services Index ETF	$2,175,209	$—	$(61,516,703)	$152,256,644
Fidelity MSCI Consumer Discretionary Index ETF	375,463	—	(68,155,697)	194,011,552
Fidelity MSCI Consumer Staples Index ETF	1,572,960	—	(27,896,910)	110,869,640
Fidelity MSCI Energy Index ETF	—	—	(125,910,890)	456,199,162
Fidelity MSCI Financials Index ETF	1,563,661	—	(130,366,779)	409,392,680
Fidelity MSCI Health Care Index ETF	4,575,316	—	(72,448,322)	695,064,197
Fidelity MSCI Industrials Index ETF	2,185,788	—	(25,837,111)	261,902,403
Fidelity MSCI Information Technology Index ETF	2,222,660	—	(139,186,160)	4,756,347,209
Fidelity MSCI Materials Index ETF	286,500	—	(24,338,395)	45,829,152
Fidelity MSCI Real Estate Index ETF	—	—	(73,196,020)	(84,267,296)
Fidelity MSCI Utilities Index ETF	—	—	(37,479,889)	(3,361,279)
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
	Short-term	Long-term	Total capital loss carryforward
Fidelity MSCI Communication Services Index ETF	$—	$(61,516,703)	$(61,516,703)
Fidelity MSCI Consumer Discretionary Index ETF	(24,757,414)	(43,398,283)	(68,155,697)
Fidelity MSCI Consumer Staples Index ETF	(4,913,491)	(22,983,419)	(27,896,910)
Fidelity MSCI Energy Index ETF	(10,428,975)	(115,481,915)	(125,910,890)
Fidelity MSCI Financials Index ETF	(18,494,951)	(111,871,828)	(130,366,779)
Fidelity MSCI Health Care Index ETF	(6,181,440)	(66,266,882)	(72,448,322)
Fidelity MSCI Industrials Index ETF	(5,921,003)	(19,916,108)	(25,837,111)
Fidelity MSCI Information Technology Index ETF	(67,027,831)	(72,158,329)	(139,186,160)
Fidelity MSCI Materials Index ETF	(5,477,568)	(18,860,827)	(24,338,395)
Fidelity MSCI Real Estate Index ETF	(30,037,566)	(43,158,454)	(73,196,020)
Fidelity MSCI Utilities Index ETF	(13,924,135)	(23,555,754)	(37,479,889)
The tax character of distributions paid was as follows:
July 31, 2024
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity MSCI Communication Services Index ETF	$8,498,250	$—	$—	$8,498,250
75	Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

July 31, 2024
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity MSCI Consumer Discretionary Index ETF	$11,022,600	$—	$—	$11,022,600
Fidelity MSCI Consumer Staples Index ETF	28,982,300	—	—	28,982,300
Fidelity MSCI Energy Index ETF	49,988,000	—	—	49,988,000
Fidelity MSCI Financials Index ETF	27,402,850	—	—	27,402,850
Fidelity MSCI Health Care Index ETF	42,950,000	—	—	42,950,000
Fidelity MSCI Industrials Index ETF	13,367,050	—	—	13,367,050
Fidelity MSCI Information Technology Index ETF	66,013,700	—	—	66,013,700
Fidelity MSCI Materials Index ETF	8,217,200	—	—	8,217,200
Fidelity MSCI Real Estate Index ETF	35,142,900	—	—	35,142,900
Fidelity MSCI Utilities Index ETF	46,104,250	—	—	46,104,250

July 31, 2023
Fidelity MSCI Communication Services Index ETF	$4,996,850	$—	$—	$4,996,850
Fidelity MSCI Consumer Discretionary Index ETF	10,020,850	—	—	10,020,850
Fidelity MSCI Consumer Staples Index ETF	26,225,300	—	—	26,225,300
Fidelity MSCI Energy Index ETF	55,155,850	—	—	55,155,850
Fidelity MSCI Financials Index ETF	33,588,200	—	—	33,588,200
Fidelity MSCI Health Care Index ETF	42,324,300	—	—	42,324,300
Fidelity MSCI Industrials Index ETF	10,658,050	—	—	10,658,050
Fidelity MSCI Information Technology Index ETF	47,990,200	—	—	47,990,200
Fidelity MSCI Materials Index ETF	8,257,900	—	—	8,257,900
Fidelity MSCI Real Estate Index ETF	49,617,050	—	—	49,617,050
Fidelity MSCI Utilities Index ETF	62,348,050	—	—	62,348,050
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):
Equity Risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Annual Report	76

3. Derivative Instruments – continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity MSCI Communication Services Index ETF	201,242,679	199,490,498
Fidelity MSCI Consumer Discretionary Index ETF	105,462,623	105,335,778
Fidelity MSCI Consumer Staples Index ETF	85,934,605	86,274,284
Fidelity MSCI Energy Index ETF	192,823,056	191,864,203
Fidelity MSCI Financials Index ETF	51,314,877	50,150,919
Fidelity MSCI Health Care Index ETF	161,424,151	159,294,575
Fidelity MSCI Industrials Index ETF	38,012,531	36,138,752
Fidelity MSCI Information Technology Index ETF	854,430,978	850,729,060
Fidelity MSCI Materials Index ETF	44,391,321	43,697,484
Fidelity MSCI Real Estate Index ETF	56,049,911	56,160,652
Fidelity MSCI Utilities Index ETF	44,409,739	45,619,990
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity MSCI Communication Services Index ETF	266,596,229	81,629,799
Fidelity MSCI Consumer Discretionary Index ETF	343,178,539	117,945,362
Fidelity MSCI Consumer Staples Index ETF	50,713,758	227,189,234
Fidelity MSCI Energy Index ETF	367,624,214	212,892,882
Fidelity MSCI Financials Index ETF	116,036,220	169,722,068
Fidelity MSCI Health Care Index ETF	95,619,746	440,233,902
Fidelity MSCI Industrials Index ETF	305,928,855	30,410,485
Fidelity MSCI Information Technology Index ETF	2,296,988,157	397,469,843
Fidelity MSCI Materials Index ETF	38,162,621	22,497,448
Fidelity MSCI Real Estate Index ETF	15,092,334	106,922,720
Fidelity MSCI Utilities Index ETF	64,551,600	740,174,719
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.
77	Annual Report

Notes to Financial Statements  – continued
5. Fees and Other Transactions with Affiliates – continued

Fee Rate
Fidelity MSCI Communication Services Index ETF	.084%
Fidelity MSCI Consumer Discretionary Index ETF	.084%
Fidelity MSCI Consumer Staples Index ETF	.084%
Fidelity MSCI Energy Index ETF	.084%
Fidelity MSCI Financials Index ETF	.084%
Fidelity MSCI Health Care Index ETF	.084%
Fidelity MSCI Industrials Index ETF	.084%
Fidelity MSCI Information Technology Index ETF	.084%
Fidelity MSCI Materials Index ETF	.084%
Fidelity MSCI Real Estate Index ETF	.084%
Fidelity MSCI Utilities Index ETF	.084%
Sub-Adviser.  BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.
7. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund’s performance.
Annual Report	78

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and the Shareholders of Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF (the "Funds"), each a fund of Fidelity Covington Trust, including the schedules of investments, as of July 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 17, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
79	Annual Report

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividend-received deduction for corporate shareholders:
	September 2023	December 2023	March 2024	June 2024
Fidelity MSCI Communication Services Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Discretionary Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Staples Index ETF	100%	100%	100%	100%
Fidelity MSCI Energy Index ETF	95%	95%	100%	100%
Fidelity MSCI Financials Index ETF	94%	94%	100%	100%
Fidelity MSCI Health Care Index ETF	99%	99%	100%	100%
Fidelity MSCI Industrials Index ETF	93%	93%	100%	100%
Fidelity MSCI Information Technology Index ETF	100%	100%	100%	100%
Fidelity MSCI Materials Index ETF	78%	78%	90%	90%
Fidelity MSCI Real Estate Index ETF	0%	0%	0%	0%
Fidelity MSCI Utilities Index ETF	100%	100%	100%	100%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
	September 2023	December 2023	March 2024	June 2024
Fidelity MSCI Communication Services Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Discretionary Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Staples Index ETF	100%	100%	100%	100%
Fidelity MSCI Energy Index ETF	100%	100%	100%	100%
Fidelity MSCI Financials Index ETF	100%	100%	100%	100%
Fidelity MSCI Health Care Index ETF	100%	100%	100%	100%
Fidelity MSCI Industrials Index ETF	100%	100%	100%	100%
Fidelity MSCI Information Technology Index ETF	100%	100%	100%	100%
Fidelity MSCI Materials Index ETF	100%	100%	100%	100%
Fidelity MSCI Real Estate Index ETF	0.42%	0.42%	0.36%	0.36%
Fidelity MSCI Utilities Index ETF	100%	100%	100%	100%
A percentage of the dividends distributed during the fiscal year 2024 for the following funds qualify as a section 199A dividend:
	September 2023	December 2023	March 2024	June 2024
Fidelity MSCI Real Estate Index ETF	80.90%	80.90%	51.01%	51.01%
A percentage of the dividends distributed during the fiscal year 2023 for the following funds qualify as a section 199A dividend:
	September 2022	December 2022	March 2023	June 2023
Fidelity MSCI Real Estate Index ETF	62.41%	62.41%	70.27%	70.27%
The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Annual Report	80

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
81	Annual Report

Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.
PROPOSAL 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	38,080,283,823.03	97.17
Withheld	1,109,333,237.47	2.83
TOTAL	39,189,617,060.50	100.00
Robert A. Lawrence
Affirmative	37,781,807,251.33	96.41
Withheld	1,407,809,809.17	3.59
TOTAL	39,189,617,060.50	100.00
Vijay C. Advani
Affirmative	37,869,526,083.09	96.63
Withheld	1,320,090,977.41	3.37
TOTAL	39,189,617,060.50	100.00
Thomas P. Bostick
Affirmative	38,025,875,898.31	97.03
Withheld	1,163,741,162.19	2.97
TOTAL	39,189,617,060.50	100.00
Donald F. Donahue
Affirmative	37,825,198,238.79	96.52
Withheld	1,364,418,821.71	3.48
TOTAL	39,189,617,060.50	100.00
Vicki L. Fuller
Affirmative	38,031,768,119.99	97.05
Withheld	1,157,848,940.51	2.95
TOTAL	39,189,617,060.50	100.00
Patricia L. Kampling
Affirmative	38,062,391,881.90	97.12
Withheld	1,127,225,178.60	2.88
TOTAL	39,189,617,060.50	100.00
Thomas A. Kennedy
Affirmative	37,891,434,776.27	96.69
Withheld	1,298,182,284.23	3.31
TOTAL	39,189,617,060.50	100.00
Oscar Munoz
Affirmative	37,976,932,673.73	96.91
Withheld	1,212,684,386.77	3.09
TOTAL	39,189,617,060.50	100.00
Karen B. Peetz
Affirmative	38,011,822,212.28	96.99
Withheld	1,177,794,848.22	3.01
TOTAL	39,189,617,060.50	100.00
David M. Thomas
Affirmative	37,976,058,118.16	96.90
Withheld	1,213,558,942.34	3.10
TOTAL	39,189,617,060.50	100.00
	# of Votes	% of Votes
Susan Tomasky
Affirmative	37,845,471,684.67	96.57
Withheld	1,344,145,375.83	3.43
TOTAL	39,189,617,060.50	100.00
Michael E. Wiley
Affirmative	37,736,569,620.69	96.29
Withheld	1,453,047,439.81	3.71
TOTAL	39,189,617,060.50	100.00
Proposal 1 reflects trust wide proposal and voting results.

Annual Report	82

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
83	Annual Report

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity MSCI Communication Services Index ETF
Fidelity MSCI Consumer Discretionary Index ETF
Fidelity MSCI Consumer Staples Index ETF
Fidelity MSCI Energy Index ETF
Fidelity MSCI Financials Index ETF
Fidelity MSCI Health Care Index ETF
Fidelity MSCI Industrials Index ETF
Fidelity MSCI Information Technology Index ETF
Fidelity MSCI Materials Index ETF
Fidelity MSCI Real Estate Index ETF
Fidelity MSCI Utilities Index ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory and ETF services agreement for each fund (Sub-Advisory Agreement) with BlackRock Fund Advisors (BFA) (together, the Advisory Contracts). FMR and BFA are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund’s management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and BFA from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR’s competitors and that each fund’s shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board’s decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable, in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers’ implementation of the funds’ investment program. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups and with representatives of BFA. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity’s role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by BFA with respect to the funds and monitoring and overseeing the performance and investment capabilities of BFA. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of BFA.
Annual Report	84

The Board also considered the nature, extent and quality of services provided by BFA. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, BFA is responsible for, among other things, identifying investments, arranging for execution of portfolio transactions to implement each fund’s investment strategy, and performing certain ETF-related services. In addition, the Trustees noted that BFA is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and BFA’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s and BFA’s approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity’s and BFA’s investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity’s and BFA’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR’s affiliates under a separate agreement covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity’s supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund’s securities lending activities and any payments made to Fidelity relating to securities lending, under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considered each fund’s tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund’s bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund’s performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund’s benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund’s benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund’s management fee and total expense ratio, the Board considered each fund’s all-inclusive fee rate and also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under each fund’s all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as “mapped groups”) that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the “asset size peer group”); (iii) total expense comparisons of each fund relative to funds and classes
85	Annual Report

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract  – continued
in the mapped group that have a similar load structure to the fund (referred to as the “similar load structure group”); and (iv) total expense comparisons of each fund relative to funds and classes in the similar load structure group that are similar in size and management fee structure to the fund (referred to as the “total expense asset size peer group”). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund’s management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that each fund’s total expense ratio ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and BFA, such as other funds advised or subadvised by Fidelity or BFA, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s fund business (i.e., fall-out benefits) as well as cases where Fidelity’s affiliates may benefit from the funds’ business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board’s consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of BFA’s relationship with each fund and BFA’s representation that it did not realize any fall-out benefits as a result of its relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Annual Report	86

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including, but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity’s long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity’s pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds’ sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund’s Advisory Contracts should be renewed through May 31, 2025.
87	Annual Report

EXT-ANN-0924
1.9584796.110

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	September 20, 2024